                           Sentinel Family of Funds

                              Semi-Annual Report

                                 May 31, 1998



                            [ART WORK APPEARS HERE]

[LOGO OF SENTINEL         Sentinel Group Funds, Inc. (SGF)
  APPEARS HERE]
                          Sentinel Pennsylvania
                          Tax-Free Trust (PA)

                          National Life Drive,
                          Montpelier, Vermont 05604

                          (800) 282-FUND(3863)


                          ------------------------------------------------
                          Table of Contents

                           2 Message to Shareholders
                           4 Fund Performance
                           5 Sentinel Common Stock Fund
                          10 Sentinel Balanced Fund
                          16 Sentinel Growth Fund
                          20 Sentinel Small Company Fund
                          24 Sentinel World Fund
                          29 Sentinel High Yield Bond Fund
                          35 Sentinel Bond Fund
                          39 Sentinel Government Securities Fund
                          43 Sentinel Short Maturity Government Fund
                          47 Sentinel U.S. Treasury Money Market Fund
                          51 Sentinel Tax-Free Income Fund
                          56 Sentinel New York Tax-Free Income Fund
                          60 Notes to Financial Statements (SGF)
                          66 Sentinel Pennsylvania Tax-Free Trust
                          70 Notes to Financial Statements (PA)
                          72 Privileges, Plans and Services for Shareholders 74 Directors/Trustees and Officers
                          75 A Brief History

                          The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.



                          Cover: Original oil by Douglas Fryer

                            Message to Shareholders

[PHOTO OF PATRICK
E. WELCH APPEARS         [PHOTO OF JOSEPH M.
HERE]                    ROB APPEARS HERE]
Patrick E. Welch         Joseph M. Rob
Chairman                 Director and President

Dear Shareholder:

We are pleased to submit our semi-annual report for the six months ended May 31, 1998.

The Economy

To the surprise of most observers, U.S. economic activity accelerated during the last six months. After growing 3.7% in the last quarter of 1997, real GDP increased by 4.8% in the first quarter of the new year. Growth was driven primarily by strong increases in employment, real disposable income, and consumer spending. Inflation remained well under control, helped by falling prices for commodities and imported goods, especially oil. The strong U.S. dollar, which benefited from a "flight to quality" by overseas investors, also put downward pressure on import prices.

The growth in corporate profits slowed during the most recent quarter, hurt by weak demand in Asia and by lower profit margins worldwide. While economic activity did improve in Europe, Japan's economy remains in a recession and the outlook for the rest of Asia is still highly uncertain. Corporations worldwide are suffering from a lack of pricing power, a situation that will probably worsen as the Asian economies attempt to ramp up their exports to the U.S. and Europe.

The Federal Reserve recently decided to make no change in monetary policy and appears to be "boxed-in" by current economic conditions. Some Fed Governors would like to raise rates in order to slow down U.S. economic growth and to curb speculation in the stock market. Raising rates, however, would make the situation even more difficult for those Asian countries that are already struggling to meet their debt obligations, and could ignite a worldwide recession. We agree with the consensus view that the Fed will probably not raise rates unless it becomes clear that the economy is not slowing and inflation is accelerating.

The Financial Markets

In spite of the slowdown in corporate profits, the stock market was up sharply during the first six months of the fiscal year. The market moved higher largely as a result of strong inflows into mutual funds and a flight to quality by Asian investors seeking a safe haven. Domestic investors responded positively to the introduction of Roth IRA's by increasing their commitments to mutual funds. Portfolio managers reacted to the huge influx of funds by investing heavily in highly liquid, large capitalization stocks. Foreign investors also focused their buying on the largest and most familiar names in the U.S. market, adding further to the demand for large capitalization stocks.

Returns on stocks for the first six months of the year clearly reflected this "two-tiered" market, as large capitalization stocks performed strongly while mid and small capitalization stocks lagged well behind. Furthermore, the slowdown in corporate profits caused investors to focus on companies with dependable earnings growth, regardless of valuation. As a result, the best performing stocks during the period were large capitalization growth stocks with above average price-earnings ratios.

We remain cautious in our outlook for the stock market. Valuation levels remain at or near all-time highs and earnings growth has slowed in recent months. For the bull market to continue from these levels, the stock market will need either a further drop in interest rates or a re-acceleration in the growth of corporate profits.

In the U.S. bond market, interest rates continued to grind lower against a backdrop of strong economic growth and low inflation. Also, the turmoil in Asia forced many foreign investors to seek refuge in U.S. dollar-denominated assets, sending the U.S. Treasury's 30-year bond to a record low yield of 5.67% in January 1998. Over the six-month period ended May 31, 1998, long maturity fixed-income securities outperformed short and intermediate ones by a wide margin. Corporate bonds outperformed both U.S. Treasuries and mortgage-backed securities as investors sought yield and call-protection in a declining interest rate environment. Recent declines in commodity prices as well as a slowdown in global economic growth should keep inflation in the U.S. economy low and continue to provide a constructive environment for the U.S. debt markets.

As always, we will continue to emphasize investment quality, relative valuation and portfolio diversification in our efforts to meet our shareholders' long-term investment objectives.

We appreciate your support and look forward to continuing to help you achieve your long-term investment goals.

Sincerely,

/s/ Patrick E. Welch   /s/ Joseph M. Rob

Patrick E. Welch       Joseph M. Rob
Chairman               Director & President

May 31, 1998

--------------------------------------------------------------------------------
Fund Performance

Performance data for each Sentinel Fund
is provided in this table. Financial
data is contained in the following pages.


                                                                        11/30/97 - 05/31/98
                                                    --------------------------------------------------------------
                                                      5/31/98
                                                     Net Asset                  Capital
Sentinel                                             Value Per   Income          Gain         Total       Lipper
Fund                                                   Share    Dividends    Distributions   Return*     Average**
Common Stock                       "A" Shares         $44.16      $.24          $4.69         12.7%       13.1%
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares          44.08       .09           4.69         12.3           -
------------------------------------------------------------------------------------------------------------------
                                   "C" Shares****      44.15         -              -         -2.4           -
------------------------------------------------------------------------------------------------------------------
Balanced                           "A" Shares          20.63       .27           1.16          9.3         8.9
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares          20.65       .21           1.16          8.9           -
------------------------------------------------------------------------------------------------------------------
                                   "C" Shares****      20.63         -              -         -1.2           -
------------------------------------------------------------------------------------------------------------------
Growth                             "A" Shares          14.52         -           5.13          7.4        12.8
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares***       14.48         -              -         10.7           -
------------------------------------------------------------------------------------------------------------------
Small Company                      "A" Shares           6.01       .02            .75          8.8         4.0
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares           5.87         -            .75          8.3           -
------------------------------------------------------------------------------------------------------------------
World                              "A" Shares          18.94       .12            .64         14.9        15.4
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares          18.75         -            .64         14.3           -
------------------------------------------------------------------------------------------------------------------
                                   "C" Shares****      18.89         -              -         -3.5           -
------------------------------------------------------------------------------------------------------------------
High Yield Bond                    "A" Shares          10.63       .44            .09          7.3         5.5
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares          10.62       .43            .09          7.2           -
------------------------------------------------------------------------------------------------------------------
                                   "C" Shares****      10.63       .06              -         -0.1           -
------------------------------------------------------------------------------------------------------------------
Bond                               "A" Shares           6.42       .20              -          4.1         3.9
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares           6.43       .17              -          3.5           -
------------------------------------------------------------------------------------------------------------------
Government Securities                                  10.18       .31              -          4.0         3.8
------------------------------------------------------------------------------------------------------------------
Short Maturity Government                               9.89       .28              -          3.6         2.7
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market         "A" Shares           1.00       .02              -          2.3         2.4
------------------------------------------------------------------------------------------------------------------
                                   "B" Shares           1.00       .02              -          2.3         2.4
------------------------------------------------------------------------------------------------------------------
Tax-Free Income                                        13.61       .33            .19          3.6         3.5
------------------------------------------------------------------------------------------------------------------
New York Tax-Free Income                               12.02       .32            .03          4.1         3.6
------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Trust                            13.36       .31            .12          3.4         3.5
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500+                                     -         -              -         15.0           -
------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index++                              -         -              -          4.1           -
------------------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index+++                             -         -              -          3.8           -
------------------------------------------------------------------------------------------------------------------

   * Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Past performance is no guarantee of future results.
  ** Average performance of category of funds with similar investment objectives as tracked by Lipper Analytical Services.
 *** 1/12/98 Inception.
**** 5/4/98 Inception.
   + An unmanaged index of stocks reflecting average prices in the stock market. ++ An unmanaged index of bonds reflecting average prices in the bond market.
 +++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Sentinel Common Stock Fund
Investment in Securities
at May 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                           Shares     Value
                                                                     (Note 1)
-----------------------------------------------------------------------------

Common Stocks 95.0%
Aerospace 2.2%
Goodrich (B.F.)                                   750,000         $ 38,437,500
                                                                  ------------
Automobiles & Auto Parts 2.0%
Ford Motor                                        688,300           35,705,563
                                                                  ------------
Banks 7.9%
BankAmerica Corp.                                 325,000           26,873,437
Bank of New York                                  550,000           33,618,750
Chase Manhattan Corp.                             225,000           30,585,938
Citicorp                                          135,000           20,131,875
First Union Corp.                                 490,000           27,103,125
                                                                  ------------
                                                                   138,313,125
                                                                  ------------
Building Materials 1.9%
Sherwin - Williams                              1,000,000           33,250,000
                                                                  ------------
Computer Products & Services 5.1%
Hewlett Packard                                   550,000           34,168,750
Intel Corp.                                       220,000           15,716,250
International Business
 Machines                                         350,000           41,081,250
                                                                  ------------
                                                                    90,966,250
                                                                  ------------
Consumer & Business Services 4.4%
Automatic Data Processing                         275,000           17,496,875
First Data Corp.                                  725,000           24,106,250
Omnicom Group                                     775,000           36,279,687
                                                                  ------------
                                                                    77,882,812
                                                                  ------------
Consumer Products 4.4%
Fortune Brands                                    875,000           33,632,813
Kimberly - Clark                                  900,000           44,606,250
                                                                  ------------
                                                                    78,239,063
                                                                  ------------
Containers & Packaging 1.9%
Bemis Co.                                         375,000           15,820,313
Crown Cork & Seal                                 325,000           16,859,375
                                                                  ------------
                                                                    32,679,688
                                                                  ------------
Drugs 4.5%
American Home Products                            900,000           43,481,250
Pfizer, Inc.                                      240,000           25,155,000
Schering Plough Corp.                             125,000           10,460,937
                                                                  ------------
                                                                    79,097,187
                                                                  ------------
Electrical Equipment 2.8%
Emerson Electric                                  500,000           30,375,000
General Electric                                  215,000           17,925,625
                                                                  ------------
                                                                    48,300,625
                                                                  ------------
Energy 6.3%
Amoco                                             519,200           21,709,050
Chevron                                           240,000           19,170,000
Exxon                                             275,000           19,387,500
Mobil                                             420,000           32,760,000
Royal Dutch Petroleum                             325,000           18,220,313
                                                                  ------------
                                                                   111,246,863
                                                                  ------------
Financial 4.6%
American Express                                  375,000           38,484,375
Associated First Capital                          180,393           13,495,651
Travelers Group                                   475,000           28,975,000
                                                                  ------------
                                                                    80,955,026
                                                                  ------------
Foods 5.7%
Bestfoods                                         650,000           36,684,375
Hershey Foods Corp.                                62,400            4,321,200
McCormick & Co.                                   550,000           18,425,000
Sara Lee                                          700,000           41,212,500
                                                                  ------------
                                                                   100,643,075
                                                                  ------------


Industrial-Diversified 3.9%
Parker-Hannifin                                  760,900        $   31,244,456
Praxair Inc.                                    700,000             34,518,750
                                                                 -------------
                                                                    65,763,206
                                                                 -------------
Insurance 6.5%
Allstate Corp.                                  350,000             32,943,750
American General                                545,000             36,583,125
American Int'l. Group                           200,000             24,762,500
Jefferson-Pilot                                 337,500             19,321,875
                                                                 -------------
                                                                   113,611,250
                                                                 -------------
Lodging 1.8%
Marriott International -
Class A                                         825,000             28,668,750
* Sodexho Marriott Services                      68,750              1,955,078
                                                                    30,623,828
                                                                 -------------
Medical - Equipment & Supplies 4.8%
Abbott Laboratories                             345,000             25,594,687
Becton, Dickinson & Co.                         250,000             17,687,500
Johnson & Johnson                               600,000             41,437,500
                                                                 -------------
                                                                    84,719,687
                                                                 -------------
Oil Field Equipment & Services 2.6%
Halliburton Co.                                 570,000             27,003,750
Schlumberger Ltd.                               240,000             18,735,000
                                                                 -------------
                                                                    45,738,750
                                                                 -------------
Publishing 3.2%
Gannett                                         500,000             32,968,750
McGraw-Hill                                     300,000             23,456,250
                                                                 -------------
                                                                    56,425,000
                                                                 -------------
Railroads 3.7%
Canadian Pacific                              1,450,000             42,140,625
Union Pacific Corp.                             481,100             23,273,212
                                                                 -------------
                                                                    65,413,837
                                                                 -------------
Retail 5.5%
* Costco Cos.                                   136,000              7,871,000
Gap Inc.                                        375,000             20,250,000
May Department Stores                           366,980             23,601,401
Sears, Roebuck                                  725,000             44,814,063
                                                                 -------------
                                                                    96,536,464
                                                                 -------------
Tobacco 0.8%
Philip Morris                                   390,000             14,576,250
                                                                 -------------
Utilities - Electric 4.0%
Duke Energy                                     310,000             17,863,750
Florida Progress                                450,000             18,562,500
FPL Group                                       275,000             16,895,312
Pacificorp                                      700,000             16,143,750
                                                                 -------------
                                                                    69,465,312
                                                                 -------------
Utilities - Gas 2.4%
Enron Corp.                                     525,000             26,315,625
Sonar, Inc.                                     380,000             14,891,250
                                                                 -------------
                                                                    41,206,875
                                                                 -------------
Utilities - Telephone 2.1%
GTE Corp.                                       625,000             36,445,313
                                                                 -------------
Total Common Stocks
(Cost $909,511,853)                                              1,666,242,549
                                                                 -------------

Preferred Stocks 0.8%
Microsoft Corp. Series A
(Cost $11,393,363)                              142,500             13,305,938
                                                                 -------------

                                          Principal Amount           Value
                                             (M=$1,000)             (Note 1)

Corporate Short-Term Notes 4.1%
 Avnet Inc.
  5.51%, 06/01/98                                5000M          $    5,000,000
 Beneficial Corp.
  5.53%,06/22/98                                 9000M               8,970,968
 CIT Group Holdings
  5.51%, 06/01/98                                11000M             11,000,000
 Merrill Lynch
  5.52%, 06/04/98                                9000M               8,995,860
 Merrill Lynch
  5.53%, 06/12/98                                6600M               6,588,848
 Norwest Financial
  5.50%,06/09/98                                 7000M               6,991,444
 Norwest Financial
  5.50%, 06/12/98                                10000M              9,983,194
 Prudential Funding
  5.50%, 06/17/98                                7000M               6,982,889
 Texaco, Inc.
  5.50%, 06/09/98                                8000M               7,990,222
                                                                 -------------
Total Corporate Short-Term Notes
 (Cost $ 72,503,425)                                                72,503,425
                                                                 -------------
Total Investments
 (Cost $ 993,408,641) **                                         1,752,051,912

Excess of Other Assets
 Over Liabilities 0.1%                                               1,856,484
                                                                 -------------
Net Assets                                                      $1,753,908,396
                                                                 =============

  *  Non-income producing.
 ** Also cost for federal income tax purposes. At May 31, 1998, unrealized appreciation for federal income tax purposes aggregated $758,643,271 of which $766,340,145 related to appreciated securities and $7,696,874 related to depreciated securities.

                                               See Notes to Financial Statements

Sentinel Common Stock Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Assets
Investments at value                                            $1,752,051,912
Cash and cash equivalents                                            1,301,119
Receivable for fund shares sold                                        540,733
Receivable for dividends and interest                                4,332,587
                                                                --------------
  Total Assets                                                   1,758,226,351
                                                                --------------

Liabilities
Payable for securities purchased                                     1,080,000
Payable for fund shares repurchased                                    358,714
Accrued expenses                                                       564,389
Management fee payable                                                 832,625
Distribution fee payable (Class A Shares)                            1,229,101
Distribution fee payable (Class B Shares)                              105,967
Distribution fee payable (Class C Shares)                                  201
Fund service fee payable                                               146,958
                                                                --------------
  Total Liabilities                                                  4,317,955
                                                                --------------
Net Assets Applicable to Outstanding shares                     $1,753,908,396
                                                                ==============
Net Asset Value and Offering Price per Share
  Class A Shares
$1,640,492,682 / 37,145,920 shares outstanding                  $        44.16
Sales Charge-- 5.00% of offering price                                    2.32
                                                                --------------
Maximum Offering Price                                          $        46.48
                                                                ==============

  Class B Shares
$112,733,127 / 2,557,552 shares outstanding                     $        44.08
                                                                ==============

  Class C Shares
$682,587 / 15,461 shares outstanding                            $        44.15
                                                                ==============

Net Assets Represent
Capital stock at par value                                      $      397,189
Paid-in capital                                                    842,564,923
Accumulated undistributed net investment income                      2,689,909
Accumulated undistributed net realized gain
 on investments                                                    149,613,104
Unrealized appreciation of investments                             758,643,271
                                                                --------------
Net Assets                                                      $1,753,908,396
                                                                ==============
Investments at Cost                                             $  993,408,641
                                                                ==============
Sentinel Common Stock Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                       $   15,113,220
Interest                                                             1,713,900
                                                                --------------
  Total Income                                                      16,827,120
                                                                --------------
Expenses:
Management advisory fee                                              4,643,111
Transfer agent and custodian                                           921,000
Distribution expense (Class A Shares)                                2,350,000
Distribution expense (Class B Shares)                                  480,760
Distribution expense (Class C Shares)                                      201
Accounting services                                                    259,895
Auditing fees                                                           59,500
Legal fees                                                              37,250
Reports and notices to shareholders                                     79,000
Directors' fees and expenses                                            89,134
Other                                                                  112,263
                                                                --------------
  Total Expenses                                                     9,032,114
  Expense Offset                                                       (62,954)
                                                                --------------
  Net Expenses                                                       8,969,160
                                                                --------------
Net Investment Income                                                7,857,960
                                                                --------------

Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                          149,611,289
Net change in unrealized appreciation                               41,012,521
                                                                --------------
Net Realized and Unrealized Gain on Investments                    190,623,810
                                                                --------------
Net Increase in Net Assets from Operations                      $  198,481,770
                                                                ==============

See Notes to Financial Statements.
6

Sentinel Common Stock Fund
Statement of Changes in Net Assets

                                            Six Months                     Year
                                                 Ended                    Ended
                                               5/31/98                 11/30/97
                                           (Unaudited)
                                          -------------            -------------

Increase in Net Assets from Operations
Net investment income                     $   7,857,960         $    20,032,196
Net realized gain on sales of investments   149,611,289             169,148,488
Net change in unrealized appreciation        41,012,521              84,198,889
                                          _____________           _____________
Net increase in net assets from operations  198,481,770             273,379,573
                                          _____________           -------------

Distributions to Shareholders
From net investment income
 Class A Shares                              (8,543,975)            (19,255,324)
 Class B Shares                                (184,658)               (313,742)
 Class C Shares                                  --                      --
From net realized gain on investments
 Class A Shares                            (160,459,928)           (113,937,213)
 Class B Shares                              (8,547,448)             (2,471,535)
 Class C Shares                                  --                      --
                                          -------------            -------------
Total distributions to shareholders        (177,736,009)           (135,977,814)
                                          -------------            -------------

From Capital Share Transactions
Net proceeds from sales of shares
 Class A Shares                              54,740,691             108,947,565
 Class B Shares                              29,531,239              44,336,849
 Class C Shares                                 691,925                  --
Net asset value of shares in reinvestment
  of dividends and distributions
 Class A Shares                             140,611,930             109,313,469
 Class B Shares                               8,579,598               2,719,384
 Class C Shares                                  --                      --
                                           ------------             -----------
                                            234,155,383             265,317,267

Less: Payments for shares reacquired
 Class A Shares                             (83,856,398)           (146,100,510)
 Class B Shares                              (4,434,092)             (3,169,265)
 Class C Shares                                  (1,027)                 --
                                           ------------             -----------

Increase in net assets from capital share
  transactions                              145,863,866             116,047,492
                                           ------------             -----------
Total Increase in Net Assets for period     166,609,627             253,449,251
Net Assets: Beginning of period           1,587,298,769           1,333,849,518
                                          -------------           -------------

Net Assets: End of period               $ 1,753,908,396         $ 1,587,298,769
                                        ---------------         ---------------
                                        ---------------         ---------------

Undistributed Net Investment Income
  at End of Period                      $     2,689,909         $     3,560,582
                                        ---------------         ---------------
                                        ---------------         ---------------

See Notes to Financial Statements

Sentinel Common Stock Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                    Six  Months
                                                  Ended 5/31/98      Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
Class A Shares                                       (Unaudited)       11/30/97     11/30/96      11/30/95     11/30/94     11/30/93
                                                  -------------      ----------   ----------    ----------   ----------   ----------
Net asset value at beginning of period               $    44.09      $    40.60   $    35.21    $    28.25   $    29.63   $    29.71
                                                  -------------      ----------   ----------    ----------   ----------   ----------
Income from Investment Operations
Net investment income                                      0.21            0.57         0.59          0.72         0.83         0.79
Net realized and unrealized gain (loss)
on investments                                             4.79            7.03         8.18          8.09        (1.35)        1.66
                                                  -------------      ----------   ----------    ----------   ----------   ----------
Total from investment operations                           5.00            7.60         8.77          8.81        (0.52)        2.45
                                                  -------------      ----------   ----------    ----------   ----------   ----------
Less Distributions
Dividends from net investment income                       0.24            0.57         0.61          0.74         0.80         0.82
Distributions from realized gains on investments           4.69            3.54         2.77          1.11         0.06         1.71
                                                  -------------      ----------   ----------    ----------   ----------   ----------
Total Distributions                                        4.93            4.11         3.38          1.85         0.86         2.53
                                                  -------------      ----------   ----------    ----------   ----------   ----------
Net asset value at end of period                     $    44.16      $    44.09   $    40.60    $    35.21   $    28.25   $    29.63
                                                  =============      ==========   ==========    ==========   ==========   ==========
Total Return (%) (*)                                       12.7++          20.9         27.2          32.8         (1.8)         8.8

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            1.02+           1.04         1.06          1.09         1.02         0.93
Ratio of expenses to average net assets before
expense reductions (%)(**)                                 1.03+           1.05         1.07          1.10         1.02         0.93
Ratio of net investment income to average
  net assets (%)                                           0.97+           1.41         1.64          2.29         2.82         2.68
Portfolio turnover rate (%)                                  17              24           22            22           15            9
Average commission rate paid per share               $   0.0600      $   0.0600   $   0.0600           N/A          N/A          N/A
Net assets at end of period (000 omitted)            $1,640,493      $1,509,999   $1,306,592    $1,057,944   $  839,335   $  897,836

See Notes to Financial Statements
8

Sentinel Common Stock Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months                Eight Months                                Period
                                                 Ended 5/31/98    Year Ended         Ended                            May 4 thru
Class B Shares (A)                                  (Unaudited)     11/30/97      11/30/96     Class C Shares(B)    May 31, 1998
                                                 -------------    ----------  ------------                          ------------
Net asset value at beginning of period              $    44.03     $   40.57    $    35.43                            $    45.23
                                                 -------------    ----------  ------------                          ------------

Income from Investment Operations
Net investment income                                     0.03          0.27          0.22                                  0.07
Net realized and unrealized gain on investments           4.80          6.99          5.05                                 (1.15)
                                                 -------------    ----------  ------------                          ------------
Total from investment operations                          4.83          7.26          5.27                                 (1.08)
                                                 -------------    ----------  ------------                          ------------
Less Distributions
Dividends from net investment income                      0.09          0.26          0.13                                    --
Distributions from realized gains on investments          4.69          3.54            --                                    --
                                                 -------------    ----------  ------------                          ------------
Total Distributions                                       4.78          3.80          0.13                                    --
                                                 -------------    ----------  ------------                          ------------
Net asset value at end of period                    $    44.08    $    44.03    $    40.57                            $    44.15
                                                 =============    ==========  ============                          ============
Total Return (%) (*)                                      12.3++        19.9          14.9++                                (2.4)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           1.80+         1.79          1.91+                                 1.80+
Ratio of expenses to average net assets before
expense reductions (%)(**)                                1.81+         1.80          1.92+                                 1.80+
Ratio of net investment income to average net assets (%)  0.19+         0.66          0.80+                                 0.19+
Portfolio turnover rate (%)                                 17            24            22                                    17
Average commission rate paid per share              $   0.0600    $   0.0600    $   0.0600                            $   0.0600
Net assets at end of period (000 omitted)           $  112,733    $   77,299    $   27,257                            $      683



  (A) Commenced operations April 1, 1996.
  (B) Commenced operations May 4, 1998.
    +Annualized
   ++Not annualized
    (*)Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
   (**)Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and N/A Not applicable to periods prior to 1996.

See Notes to Financial Statements.

Sentinel Balanced Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                  Principal Amount     Value
                                                     (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

U.S. Government Obligations 17.1%
U.S. Treasury Obligations 9.7%
5-Year:
 Note 5.5%, '03                                      3000M         $ 2,989,830
 Note 5.5%, '03                                      3000M           2,494,600
                                                                  ------------
                                                                     5,484,430
                                                                  ------------
10-Year:
 Note 5.75%, '03                                     5000M           5,039,650
 Note 7.25%, '04                                      500M             542,680
 Note 7.5%, '05                                      1750M           1,931,475
 Note 6.875%, '06                                     750M             807,690
 Note 7%, '06                                        2500M           2,715,500
 Note 5.5%, '08                                     16500M          16,400,340
                                                                  ------------
                                                                    27,437,335
                                                                  ------------
30-Year:
 Note 7.25%, '16                                     1000M           1,153,060
 Note 6%, '26                                        2000M           2,032,400
                                                                  ------------
                                                                     3,185,460
                                                                  ------------
Total U.S. Treasury Obligations                                     36,107,225
                                                                  ------------
U.S. Government Agency Obligations 7.4%
Federal Home Loan Mortgage Corporation 2.2%
Collateralized Mortgage Obligations:
 FHLMC 1998 PB 6.5%, '20                             2500M           2,503,900
                                                                  ------------
 15-Year:
 7%, '10                                              975M             998,973
 7.5%, '10                                           1522M           1,574,471
 7.5%, '10                                           1308M           1,353,466
                                                                  ------------
                                                                     3,926,910
                                                                  ------------
30-Year:
 8%, '08                                             1445M           1,528,327
                                                                  ------------
Total Federal Home
 Loan Mortgage Corporation                                           7,959,137
                                                                  ------------
Federal National Mortgage Association 2.9%
Collateralized Mortgage Obligations:
 CMO Trust Series
  22(Y) 7.95%, '17                                   1930M           1,992,771
 FNMA 97-52(VC) 7.5%, '10                            2000M           2,082,420
                                                                  ------------
                                                                     4,075,191
                                                                  ------------
15-Year:
 7.5%, '07                                           1077M           1,113,329
 7.5%, '12                                           4383M           4,519,197
                                                                  ------------
                                                                     5,632,526
                                                                  ------------
30-Year:
 6%, '28                                             1236M           1,199,508
                                                                  ------------
Total Federal National
 Mortgage Association                                               10,907,225
                                                                  ------------
Government National Mortgage Association 2.3%
15-Year:
 7%, '13                                             2523M           2,584,177
                                                                  ------------
30-Year:
 9%, '09                                               28M              30,487
 7%, '23                                             3693M           3,772,526
 7.5%, '28                                           1997M           2,059,277
                                                                  ------------
                                                                     5,862,290
                                                                  ------------
Total Government
 National Mortgage Association                                       8,446,467
                                                                  ------------
Total U.S. Government
 Agency Obligations                                                 27,312,829
                                                                  ------------
Total U.S. Government Obligations
 (Cost $62,608,615)                                                 63,420,054
                                                                  ------------
------------------------------------------------------------------------------
                                                  Principal Amount     Value
                                                     (M=$1,000)      (Note 1)
------------------------------------------------------------------------------
Bonds 18.2%
Beverages 0.1%
Anheuser Busch 8.5%, '17                              403M         $   417,105
                                                                  ------------
Financial Institutions 5.3%
Bankers Trust 7.25%, '11                             3875M           4,122,031
Contifinancial 7.5%, '02                             1000M           1,000,000
Fairfax Financial Holdings
 7.375%, '18                                         3600M           3,658,500
First Union Corp.
 6.824%, '26                                         2325M           2,470,313
Lehman Brothers Holdings
 8.5%, '15                                           2800M           3,286,500
Providian National Bank
 6.7%, '03                                           1500M           1,507,500
Salomon Brothers
 6.875%, '03                                         3500M           3,591,875
                                                                  ------------
                                                                    19,636,719
                                                                  ------------
Foreign Financial Institutions 5.3%
Bank Austria 7.25%, '17                              3000M           3,217,500
Banque National de Paris
 7.738%, '49                                         4000M           4,090,000
BCH Cayman Islands Ltd.
 7.7%, '06                                           2500M           2,687,500
Credit Suisse 7.9%, '07                              3000M           3,206,250
Midland Bank 7.65%, '25                              2250M           2,480,625
Societe Generale 7.85%, '49                          2700M           2,872,125
Sumitomo Bank 9.4%, '49                              1250M           1,187,500
                                                                  ------------
                                                                    19,741,500
                                                                  ------------
Industrial - Diversified 2.2%
Dimon Inc. 8.875%, '06                               1800M           1,876,500
Fred Meyer 7.45%, '08                                1700M           1,706,375
Mirage Resorts 6.625%, '05                           1500M           1,486,875
Owens Corning 7.5%, '05                              3000M           3,026,250
                                                                  ------------
                                                                     8,096,000
                                                                  ------------
Insurance 1.7%
Farmers Insurance Exchange
 8.625%, '24                                         3000M           3,558,750
Lumbermens Mutual Casualty
 8.3%, '37                                           2500M           2,762,500
                                                                  ------------
                                                                     6,321,250
                                                                  ------------
Sovereign Credit 0.2%
Korea Development Bank
 6.75%, '05                                          1000M             810,000
                                                                  ------------
Telecommunications 2.0%
Comsat 8.05%, '06                                    2000M           2,290,460
Continental Cablevision
 8.3%, '06                                           2625M           2,903,906
News America Holdings
 6.625%, '08                                         2000M           1,997,500
                                                                  ------------
                                                                     7,191,866
                                                                  ------------
Utility-Electric 1.3%
New Orleans Public Service
 8%, '06                                             2000M           2,075,000
Niagara Mohawk Power
 8.5%, ' 23                                          2500M           2,721,875
                                                                  ------------
                                                                     4,796,875
                                                                  ------------
Utility-Gas 0.1%
Consolidated Natural Gas
 8.625%, '11                                          309M             323,678
                                                                  ------------
Total Bonds
 (Cost $65,405,502)                                                 67,334,993
                                                                  ------------
------------------------------------------------------------------------------
                                                     Shares          Value
                                                                   (Note 1)
------------------------------------------------------------------------------
Common Stocks 60.2%
Aerospace 1.3%
Goodrich (B. F.)                                     95,000        $ 4,868,750
                                                                 -------------
Automobiles & Auto Parts 1.3%
Ford Motor                                           90,000          4,668,750
                                                                 -------------
Banks 4.7%
BankAmerica Corp.                                    45,000          3,720,937
Bank of New York                                     70,000          4,278,750
Chase Manhattan Corp.                                26,000          3,534,375
Citicorp                                             16,500          2,460,563
First Union Corp.                                    65,000          3,595,312
                                                                 -------------
                                                                    17,589,937
                                                                 -------------
Building Materials 1.1%
Sherwin-Williams                                    122,500          4,073,125
                                                                 -------------
Computer Products 3.1%
Hewlett Packard                                      67,500          4,193,438
Intel Corp.                                          27,500          1,964,531
International Business
 Machines                                            44,000          5,164,500
                                                                 -------------
                                                                    11,322,469
                                                                 -------------
Consumer & Business Services 1.9%
First Data Corp.                                     80,000          2,660,000
Omnicom Group                                        97,500          4,564,219
                                                                 -------------
                                                                     7,224,219
                                                                 -------------
Consumer Products 2.6%
Fortune Brands                                      115,000          4,420,313
Kimberly-Clark                                      105,000          5,204,062
                                                                 -------------
                                                                     9,624,375
                                                                 -------------
Containers & Packaging 1.7%
Automatic Data Processing                            33,000          2,099,625
Bemis Co.                                            45,000          1,898,437
Crown Cork & Seal                                    42,500          2,204,688
                                                                 -------------
                                                                     6,202,750
                                                                 -------------
Drugs 2.9%
American Home Products                              120,000          5,797,500
Pfizer, Inc.                                         36,000          3,773,250
Schering Plough Corp.                                15,000          1,255,313
                                                                 -------------
                                                                    10,826,063
                                                                 -------------
Electrical Equipment 3.0%
Emerson Electric                                     75,000          4,556,250
General Electric                                     28,000          2,334,500
Grainger, (W.W.)                                     40,000          4,222,500
                                                                 -------------
                                                                    11,113,250
                                                                 -------------
Energy 4.2%
Amoco                                                84,000          3,512,250
Chevron                                              32,500          2,595,938
Exxon                                                35,000          2,467,500
Mobil                                                60,100          4,687,800
Royal Dutch Petroleum                                40,000          2,242,500
                                                                 -------------
                                                                    15,505,988
                                                                 -------------
Financial 2.7%
American Express                                     40,000          4,105,000
Associated First Capital                             23,587          1,764,602
Travelers Group                                      67,500          4,117,500
                                                                 -------------
                                                                     9,987,102
                                                                 -------------

                       (continued)

Sentinel Balanced Fund
Investment in Securities (cont'd.)
at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------
                                                     Shares            Value
                                                                     (Note 1)
-------------------------------------------------------------------------------
Foods 3.5%
Bestfoods                                            90,000        $ 5,079,375
Hershey Foods Corp.                                   8,100            560,925
McCormick & Co.                                      72,500          2,428,750
Sara Lee                                             85,000          5,004,375
                                                                  ------------
                                                                    13,073,425
                                                                  ------------
Industrial-Diversified 2.8%
Dover                                                60,000          2,250,000
Parker-Hannifin                                      91,100          3,740,794
Praxair Inc.                                         90,000          4,438,125
                                                                  ------------
                                                                    10,428,919
                                                                  ------------
Insurance 3.8%
Allstate Corp.                                       40,000          3,765,000
American General                                     65,000          4,363,125
American Int'l. Group                                25,000          3,095,312
Jefferson-Pilot                                      48,750          2,790,937
                                                                  ------------
                                                                    14,014,374
                                                                  ------------
Lodging 1.0%
Marriott International -
Class A                                             100,000          3,475,000
(*)Sodexho Marriott Services                         10,000            284,375
                                                                  ------------
                                                                     3,759,375
                                                                  ------------
Medical-Equipment & Supplies 3.0%
Abbott Laboratories                                  45,000          3,338,438
Becton, Dickinson & Co.                              33,800          2,391,350
Johnson & Johnson                                    77,000          5,317,813
                                                                  ------------
                                                                    11,047,601
                                                                  ------------
Oil Field Equipment & Services 1.6%
Halliburton Co.                                      75,000          3,553,125
Schlumberger Ltd.                                    31,500          2,458,969
                                                                  ------------
                                                                     6,012,094
                                                                  ------------
Publishing 2.5%
Gannett                                              66,500          4,384,844
McGraw-Hill                                          60,000          4,691,250
                                                                  ------------
                                                                     9,076,094
                                                                  ------------
Railroads 2.3%
Canadian Pacific                                    190,000          5,521,875
Union Pacific Corp.                                  60,000          2,902,500
                                                                  ------------
                                                                     8,424,375
                                                                  ------------
Retail 3.4%
(*)Costco Cos.                                       16,500            954,938
Gap Inc.                                             50,000          2,700,000
May Department Stores                                55,000          3,537,187
Sears, Roebuck                                       89,700          5,544,581
                                                                  ------------
                                                                    12,736,706
                                                                  ------------
Tobacco 0.5%
Philip Morris                                        54,000          2,018,250
                                                                  ------------
Utilities-Electric 2.4%
Duke Energy                                          41,000          2,362,625
Florida Progress                                     55,000          2,268,750
FPL Group                                            36,000          2,211,750
Pacificorp                                           90,000          2,075,625
                                                                  ------------
                                                                     8,918,750
                                                                  ------------
------------------------------------------------------------------------------
                                                     Shares            Value
                                                                     (Note 1)
------------------------------------------------------------------------------
Utilities-Gas 1.7%
Enron Corp.                                        75,000         $  3,759,375
Sonat, Inc.                                        60,000            2,351,250
                                                                 -------------
                                                                     6,110,625
                                                                 -------------
Utilities-Telephone 1.2%
GTE Corp.                                          76,000            4,431,750
                                                                 -------------
Total Common Stocks
 (Cost $125,491,284)                                               223,059,116
                                                                 -------------

Preferred Stocks 0.5%
Microsoft Corp. Series A
 (Cost $1,575,175)                                 19,700            1,839,487
                                                                 -------------
------------------------------------------------------------------------------
                                           Principal Amount            Value
                                              (M=$1,000)             (Note 1)
------------------------------------------------------------------------------
Corporate Short-Term Notes 8.4%
 CIT Group Holdings
 5.51%, 06/01/98                                    3000M       $   3,000,000
 Commercial Credit
 5.5%, 06/15/98                                    15500M          15,466,847
 Merrill Lynch
 5.58%, 06/05/98                                    6000M           5,996,280
 Merrill Lynch
 5.55%, 06/11/98                                    4000M           3,993,834
 Texaco Inc.
 5.5%, 06/02/98                                     2500M           2,499,618
                                                                -------------
Total Corporate Short-Term Notes
 (Cost $30,956,579)                                                30,956,579
                                                                -------------
Total Investments
 (Cost $286,037,155)(**)                                          386,610,229

Excess of Liabilities
 Over Other Assets (4.4%)                                         (16,217,521)
                                                                -------------
Net Assets                                                      $ 370,392,708
                                                                =============

 (*) Non-income producing.
(**) Also cost for federal income tax purposes. At May 31, 1998 net unrealized appreciation for federal income tax purposes aggregated $100,573,074 of which $101,687,116 related to appreciated securities and $1,114,042 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Assets
Investments at value                                              $386,610,229
Cash and cash equivalents                                              589,530
Receivable for securities sold                                       5,121,196
Receivable for fund shares sold                                         37,381
Receivable for dividends and interest                                2,719,073
                                                                 -------------
  Total Assets                                                     395,077,409
                                                                 -------------

Liabilities
Payable for securities purchased                                    24,127,853
Payable for fund shares repurchased                                     12,594
Accrued expenses                                                       117,260
Management fee payable                                                 193,405
Distribution fee payable (Class A Shares)                              160,968
Distribution fee payable (Class B Shares)                               34,963
Distribution fee payable (Class C Shares)                                   22
Fund service fee payable                                                37,636
                                                                  ------------
  Total Liabilities                                                 24,684,701
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $370,392,708
                                                                  ============

Net Asset Value and Offering Price per Share
  Class A Shares
$333,818,587 / 16,183,152 shares outstanding                      $      20.63
Sales Charge--5.00% of offering price                                     1.09
                                                                  ------------
Maximum Offering Price                                            $      21.72
                                                                  ============

  Class B Shares
$36,504,114 / 1,767,884 shares outstanding                        $      20.65
                                                                  ============

  Class C Shares
$70,007 / 3,393 shares outstanding                                $      20.63
                                                                  ============

Net Assets Represent
Capital stock at par value                                        $    179,544
Paid-in capital                                                    246,881,561
Accumulated undistributed net investment income                      1,387,686
Accumulated undistributed net realized gain
  on investments                                                    21,370,843
Unrealized appreciation of investments                             100,573,074
                                                                  ------------
Net Assets                                                        $370,392,708
                                                                  ============
Investments at Cost                                               $286,037,155
                                                                  ============

Sentinel Balanced Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                        $ 2,056,265
Interest                                                           4,742,513
                                                                ------------
  Total Income                                                     6,798,778
                                                                ------------
Expenses:
Management advisory fee                                            1,102,119
Transfer agent and custodian                                         252,942
Distribution expense (Class A Shares)                                490,760
Distribution expense (Class B Shares)                                157,920
Distribution expense (Class C Shares)                                     22
Accounting services                                                   55,301
Auditing fees                                                         15,750
Legal fees                                                             6,000
Reports and notices to shareholders                                   17,500
Directors' fees and expenses                                          19,037
Other                                                                 40,280
                                                                 -----------
  Total Expenses                                                   2,157,631
  Expense Offset                                                     (26,765)
                                                                 -----------
  Net Expenses                                                     2,130,866
                                                                 -----------
Net Investment Income                                              4,667,912
                                                                 -----------

Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                         21,350,598
Net change in unrealized appreciation                              5,514,382
                                                                 -----------
Net Realized and Unrealized Gain on Investments                   26,864,980
                                                                 -----------
Net Increase in Net Assets from Operations                       $31,532,892
                                                                 ===========




See Notes to Financial Statements
12

Sentinel Balanced Fund
Statement of Changes in Net Assets

-------------------------------------------------------------------------------

                                                              Six Months                 Year
                                                                   Ended                Ended
                                                                 5/31/98             11/30/97
                                                              (Unaudited)
                                                             ------------        ------------
Increase in Net Assets from Operations
Net investment income                                        $  4,667,912        $  9,300,414
Net realized gain on sales of investments                      21,350,598          19,528,942
Net change in unrealized appreciation                           5,514,382          17,871,222
                                                             ------------        ------------
Net increase in net assets from operations                     31,532,892          46,700,578
                                                             ------------        ------------

Distributions to Shareholders
From net investment income
  Class A Shares                                               (4,329,043)         (8,713,721)
  Class B Shares                                                 (302,838)           (386,612)
  Class C Shares                                                       --                  --
From net realized gain on investments
  Class A Shares                                              (18,036,497)         (7,122,678)
  Class B Shares                                               (1,576,559)           (285,241)
  Class C Shares                                                       --                  --
                                                             ------------        ------------
Total distributions to shareholders                           (24,244,937)        (16,508,252)
                                                             ------------        ------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                               18,600,612          34,678,474
  Class B Shares                                                8,829,144          14,295,999
  Class C Shares                                                   70,365                  --
Net asset value of shares in reinvestment
of dividends and distributions
  Class A Shares                                               20,960,869          14,292,974
  Class B Shares                                                1,772,640             615,243
  Class C Shares                                                       --                  --
                                                             ------------        ------------
                                                               50,233,630          63,882,690
Less: Payments for shares reacquired
  Class A Shares                                              (27,280,428)        (59,461,675)
  Class B Shares                                               (1,388,930)         (1,308,672)
  Class C Shares                                                       --                  --
                                                             ------------        ------------
Increase in net assets from capital share transactions         21,564,272           3,112,343
                                                             ------------        ------------
Total Increase in Net Assets for period                        28,852,227          33,304,669
Net Assets: Beginning of period                               341,540,481         308,235,812
                                                             ------------        ------------
Net Assets: End of period                                    $370,392,708        $341,540,481
                                                             ============        ============
Undistributed Net Investment Income
  at End of Period                                           $  1,387,686        $  1,371,840
                                                             ============        ============

See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                   Six Months
                                                Ended 5/31/98     Year Ended    Year Ended     Year Ended   Year Ended    Year Ended
Class A Shares                                     (Unaudited)      11/30/97      11/30/96       11/30/95     11/30/94      11/30/93
                                                   -----------      --------      --------       --------     --------      --------
Net asset value at beginning of period              $  20.29       $  18.55      $  16.84       $  14.08     $  15.27      $  14.82
                                                    --------       --------      --------       --------     --------      --------
Income from Investment Operations
Net investment income                                   0.27           0.56           0.54           0.58         0.58          0.59
Net realized and unrealized gain (loss) on
 investments                                            1.50           2.18           2.13           2.78        (1.12)         0.80
                                                    --------       --------       --------       --------     --------      --------
Total from investment operations                        1.77           2.74           2.67           3.36        (0.54)         1.39
                                                    ========       ========       ========       ========     ========      ========

Less Distributions
Dividends from net investment income                    0.27           0.55           0.54           0.59         0.56          0.58
Distributions from realized gains on investments        1.16           0.45           0.42           0.01         0.09          0.36
                                                    --------       --------       --------       --------     --------      --------
Total Distributions                                     1.43           1.00           0.96           0.60         0.65          0.94
                                                    --------       --------       --------       --------     --------      --------
Net asset value at end of period                    $  20.63       $  20.29       $  18.55       $  16.84     $  14.08      $  15.27
                                                    ========       ========       ========       ========     ========      ========

Total Return (%)                                         9.3++         15.4           16.6           24.4         (3.6)          9.7

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.12+          1.16           1.20           1.27         1.21          1.14
Ratio of expenses to average net assets before
expense reductions (%) (**)                             1.14+          1.17           1.22           1.29         1.21          1.14
Ratio of net investment income to average net
 assets (%)                                             2.67+          2.93           3.13           3.77         3.97          3.88
Portfolio turnover rate (%)                               38             63             83            110           66            72
Average commission rate paid per share              $ 0.0600       $ 0.0600       $ 0.0600            N/A          N/A           N/A
Net assets at end of period (000 omitted)           $333,819       $314,948       $297,288       $267,103     $226,328      $229,632


See Notes to Financial Statements.
14

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                         Six Months                Eight Months                           Period
                                                      Ended 5/31/98   Year Ended          Ended                       May 4 thru
Class B Shares(A)                                        (Unaudited)    11/30/97       11/30/96  Class C Shares(B)  May 31, 1998
Net asset value at beginning of period                      $ 20.32      $ 18.58        $ 17.09                         $  20.87
                                                      --------------  -----------  -------------                    -------------
Income from Investment Operations
Net investment income                                          0.18         0.42           0.26                             0.05
Net realized and unrealized gain (loss)
 on investments                                                1.52         2.18           1.37                            (0.29)
                                                      --------------  -----------  -------------                    -------------
Total from investment operations                               1.70         2.60           1.63                            (0.24)
                                                      --------------  -----------  -------------                    -------------

Less Distributions
Dividends from net investment income                           0.21         0.41           0.14                                -
Distributions from realized gains on investments               1.16         0.45              -                                -
                                                      --------------  -----------  -------------                    -------------
Total Distributions                                            1.37         0.86           0.14                                -
                                                      --------------  -----------  -------------                    -------------
Net asset value at end of period                            $ 20.65      $ 20.32        $ 18.58                          $ 20.63
                                                      ==============  ===========  =============                    =============
Total Return (%) *                                              8.9++       14.6            9.6++                           (1.2)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.90+        1.88           2.12+                            1.89+
Ratio of expenses to average net assets before
expense reductions (%) **                                      1.91+        1.89           2.13+                            1.89+
Ratio of net investment income to average net
 assets (%)                                                    1.89+        2.21           2.21+                            1.90+
Portfolio turnover rate (%)                                      38           63             83                               38
Average commission rate paid per share                      $0.0600      $0.0600        $0.0600                          $0.0600
Net assets at end of period (000 omitted)                   $36,504      $26,593        $10,948                          $    70

(A) Commenced operations April 1, 1996.
(B) Commenced operations May 4, 1998.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.
N/A Not applicable to periods prior to 1996.

See Notes to Financial Statements.

Sentinel Growth Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                       Shares          Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
 Common Stocks 94.1%
 Aerospace 3.8%
 Goodrich (B. F.)                                       75,000      $ 3,843,750
                                                                  -------------
 Banks 3.2%
 BankAmerica Corp.                                      10,000          826,875
 Cullen Frost Bankers, Inc.                             17,800          964,537
 Mercantile Bankshares                                  40,000        1,425,000
                                                                  -------------
                                                                      3,216,412
                                                                  -------------
 Chemicals 1.1%
 Cambrex Corp.                                          19,400        1,085,187
                                                                  -------------
 Computer Products & Services 3.5%
 Hewlett Packard                                        20,000        1,242,500
 Intel Corp.                                            32,400        2,314,575
                                                                  -------------
                                                                      3,557,075
                                                                  -------------
 Consumer & Business Services 10.0%
*Affiliated Computer Services                          100,000        3,331,250
 Electronic Data Services                               40,400        1,469,550
*Filenet Corp.                                          20,000        1,100,625
 Omnicom Group                                          46,600        2,181,463
*Sterling Commerce                                      50,000        1,984,375
                                                                  -------------
                                                                     10,067,263
                                                                  -------------
 Consumer Products 0.8%
 Kimberly-Clark                                         16,100          797,956
                                                                  -------------
 Drugs & Drug Delivery 3.6%
 American Home Products                                 15,000          724,688
*Scherer (R. P.)                                        22,000        1,816,375
 Schering Plough Corp.                                  13,000        1,087,937
                                                                  -------------
                                                                      3,629,000
                                                                  -------------
 Energy 1.1%
*Calenergy                                              36,200        1,095,050
                                                                  -------------
 Financial 0.9%
 SLM Holdings Corp.                                     22,000          878,625
                                                                  -------------
 Foods 0.9%
 McCormick & Co.                                        28,000          938,000
                                                                  -------------
 Healthcare Providers 8.4%
 Becton Dickinson & Co.                                 33,000        2,334,750
 Columbia/HCA Healthcare                               125,000        4,085,938
*Genesis Health Ventures                                80,000        2,025,000
                                                                  -------------
                                                                      8,445,688
                                                                  -------------
 Industrial - Diversified 6.7%
 Belden Inc.                                            42,200        1,674,812
*Bush Boake Allen                                       29,600          873,200
 Parker-Hannifin                                         23,000          944,438
 Praxair Inc.                                           20,000          986,250
 Tyco International Ltd.                                40,000        2,215,000
                                                                  -------------
                                                                      6,693,700
                                                                  -------------
 Insurance 6.9%
 Allstate Corp.                                         12,000        1,129,500
 Enhance Financial Services                             17,600        1,146,200
 Executive Risk, Inc.                                   13,900          874,831
 Jefferson - Pilot                                      46,500        2,662,125
 Life Reassurance Corp.                                 15,000        1,104,375
                                                                  -------------
                                                                      6,917,031
                                                                  -------------
Lodging 1.9%
 Marriott International - Class A                       50,000      $ 1,737,500
*Sodexho Marriott Services                               6,250          177,734
                                                                  -------------
                                                                      1,915,234
                                                                  -------------
 Marketing Services 0.9%
*Catalina Marketing Corp.                               20,000          905,000
                                                                  -------------
 Medical - Equipment & Supplies 2.5%
 Hillenbrand Industries                                 40,000        2,470,000
                                                                  -------------
 Oil Field Equipment & Services 1.4%
 Schlumberger Ltd.                                     18,200         1,420,737
                                                                  -------------
 Restaurants 6.7%
*Outback Steakhouse                                    45,000         1,659,375
 Ruby Tuesday, Inc.                                   170,000         2,730,625
*Sbarro, Inc.                                          80,000         2,340,000
                                                                  -------------
                                                                      6,730,000
                                                                  -------------
 Retail 8.4%
 Ethan Allen Interiors                                 31,200         1,569,750
*Gymboree                                              32,000           506,000
*Lands' End Inc.                                       28,200           911,212
 TJX Companies                                         61,600         2,879,800
 Wal Mart Stores Inc.                                  20,000         1,103,750
*Wet Seal Inc.                                         49,900         1,497,000
                                                                  -------------
                                                                      8,467,512
                                                                  -------------
 Semiconductors & Semiconductor Equipment 7.5%
*Applied Materials Inc.                                61,600         1,971,200
*Dallas Semiconductor Corp.                            39,000         1,313,813
*KLA Instruments                                       51,500         1,744,562
*Novellus Systems                                      50,000         1,890,625
*Photronics Inc.                                       22,200           585,525
                                                                  -------------
                                                                      7,505,725
                                                                  -------------
 Software 2.1%
*Microsoft Corp.                                       12,000         1,017,750
*Novell Inc.                                          100,000         1,050,000
                                                                  -------------
                                                                      2,067,750
                                                                  -------------
 Telecommunications 8.1%
*Airtouch Communications                               43,500         2,071,688
*Cox Communications                                    22,000           961,125
 GTE Corp.                                             40,000         2,332,500
 Lucent Technologies                                   12,000           851,250
 Motorola                                              35,000         1,852,813
                                                                  -------------
                                                                      8,069,376
                                                                  -------------
 Tobacco 3.7%
 Philip Morris                                         67,500         2,522,813
 UST, Inc.                                             44,000         1,171,500
                                                                  -------------
                                                                      3,694,313
                                                                  -------------
 Total Common Stocks
  (Cost $86,639,869)                                                 94,410,384
                                                                  -------------

--------------------------------------------------------------------------------
                                                 Principal Amount     Value
                                                     (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

Corporate Short-Term Notes 6.1%
G. E. Capital Corp.
 5.55%, 06/08/98                                        3500M      $  3,496,223
Merrill Lynch
 5.52%, 06/03/98                                        2600M         2,599,203
                                                                   ------------
Total Short-Term Corporate Notes
 (Cost $6,095,426)                                                    6,095,426
                                                                   ------------
Total Investments
 (Cost $92,735,295)**                                               100,505,810

Excess of Liabilities
 Over Other Assets (0.2%)                                              (192,569)
                                                                   ------------
Net Assets                                                         $100,313,241
                                                                   ============

 * Non-income producing.
** Also cost for federal income tax purposes. At May 31, 1998 net unrealized appreciation for federal income tax purposes aggregrated $7,770,515 of which $12,418,623 related to appreciated securities and $4,648,108 related to depreciated securities.


See Notes to Financial Statements.
16

Sentinel Growth Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $ 100,505,810
Cash and cash equivalents                                             1,133,853
Receivable for fund shares sold                                          44,023
Receivable for dividends                                                 68,788
                                                                  --------------
  Total Assets                                                      101,752,474
                                                                  --------------
Liabilities
Payable for securities purchased                                      1,236,928
Accrued expenses                                                         65,144
Management fee payable                                                   53,157
Distribution fee payable  (Class A Shares)                               65,896
Distribution fee payable  (Class B Shares)                                1,579
Fund service fee payable                                                 16,529
                                                                  --------------
  Total Liabilities                                                   1,439,233
                                                                  --------------
Net Assets Applicable to Outstanding Shares                       $ 100,313,241
                                                                  ==============
  Class A Shares
$98,168,263 / 6,760,373 shares outstanding                        $       14.52
Sales Charge--5.00% of offering price                                      0.76
                                                                  --------------
Maximum Offering Price                                            $       15.28
                                                                  ==============
  Class B Shares
$2,144,978 / 148,139 shares outstanding                           $       14.48
                                                                  ==============

Net Assets Represent
Capital stock at par value                                        $      69,085
Paid-in capital                                                      86,186,527
Accumulated distributions in excess of
 net investment income                                                 (117,821)
Accumulated undistributed net realized gain
 on investments                                                       6,404,935
Unrealized appreciation of investments                                7,770,515
                                                                  --------------
Net Assets                                                        $ 100,313,241
                                                                  ==============
Investments at Cost                                               $  92,735,295
                                                                  ==============


See Notes to Financial Statements.


Sentinel Growth Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                         $     443,943
Interest                                                                 88,401
                                                                  --------------
  Total Income                                                          532,344
                                                                  --------------
Expenses:
Management advisory fee                                                 293,593
Transfer agent and custodian                                            130,548
Distribution expense (Class A Shares)                                   142,150
Distribution expense (Class B Shares)                                     3,866
Accounting services                                                      13,980
Auditing fees                                                             5,250
Legal fees                                                                2,725
Reports and notices to shareholders                                      10,010
Directors' fees and expenses                                              5,041
Other                                                                    27,914
                                                                  --------------
  Total Expenses                                                        635,077
  Expense Offset                                                        (12,773)
                                                                  --------------
  Net Expenses                                                          622,304
                                                                  --------------
Net Investment Loss                                                     (89,960)
                                                                  --------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                             6,465,142
Net change in unrealized appreciation (depreciation)                    (14,414)
                                                                  --------------
Net Realized and Unrealized Gain on Investments                       6,450,728
                                                                  --------------
Net Increase in Net Assets from Operations                          $ 6,360,768
                                                                  ==============


See Notes to Financial Statements.

Sentinel Growth Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months                           Year
                                                                 Ended                          Ended
                                                               5/31/98                       11/30/97
                                                            (Unaudited)
                                                          -------------                  -------------
Increase in Net Assets from Operations
Net investment loss                                       $    (89,960)                  $   (114,399)
Net realized gain on sales of investments                    6,465,142                     24,318,310
Net change in unrealized appreciation (depreciation)           (14,414)                    (5,377,151)
                                                          ------------                   ------------
Net increase in net assets from operations                   6,360,768                     18,826,760
                                                          ------------                   ------------
Distributions to Shareholders
From net investment income
  Class A Shares                                                  --                          (59,692)
  Class B Shares                                                  --                             --
From net realized gain on investments
  Class A Shares                                           (24,253,869)                   (11,151,823)
  Class B Shares                                                  --                             --
                                                          ------------                   ------------
Total distributions to shareholders                        (24,253,869)                   (11,211,515)
                                                          ------------                   ------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                            10,379,008                     10,603,174
  Class B Shares                                             2,202,648                           --
Net asset value of shares in reinvestment
   of dividends and distributions
  Class A Shares                                            22,564,015                     10,331,592
  Class B Shares                                                  --                             --
                                                          ------------                   ------------
                                                            35,145,671                     20,934,766
Less: Payments for shares reacquired
  Class A Shares                                            (5,091,864)                   (10,181,809)
  Class B Shares                                               (31,948)                          --
                                                          ------------                   ------------
Increase in net assets from capital share transactions      30,021,859                     10,752,957
                                                          ------------                   ------------
Total Increase in Net Assets for period                     12,128,758                     18,368,202
Net Assets: Beginning of period                             88,184,483                     69,816,281
                                                          ------------                   ------------
Net Assets: End of period                                 $100,313,241                   $ 88,184,483
                                                          ------------                   ------------
Accumulated undistributed Net Investment
  Income (Loss) at End of Period                          $   (117,821)                  $    (27,862)
                                                          ============                   ============


See Notes to Financial Statements.
18

Sentinel Growth Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                    Ended 5/31/98    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class A Shares                                         (Unaudited)     11/30/97     11/30/96     11/30/95     11/30/94     11/30/93
                                                    --------------   -----------  ----------   ----------   -----------  -----------
Net asset value at beginning of period                    $ 18.73       $ 17.57      $ 16.93      $ 16.15      $ 17.51      $ 18.56
                                                    --------------   -----------  ----------   ----------   -----------  -----------
Income from Investment Operations
Net investment income (loss)                                (0.01)        (0.02)        0.03         0.07         0.05         0.04
Net realized and unrealized gain (loss)
 on investments                                              0.93          4.00         3.23         3.33        (0.92)       (0.28)
                                                    --------------   -----------  ----------   ----------   -----------  -----------
Total from investment operations                             0.92          3.98         3.26         3.40        (0.87)       (0.24)
                                                    --------------   -----------  ----------   ----------   -----------  -----------
Less Distributions
Dividends from net investment income                            -          0.02         0.07         0.05         0.03         0.04
Distributions from realized gains on
 investments                                                 5.13          2.80         2.55         2.57         0.46         0.77
                                                    --------------   -----------  ----------   ----------   -----------  -----------
Total Distributions                                          5.13          2.82         2.62         2.62         0.49         0.81
                                                    --------------   -----------  ----------   ----------   -----------  -----------
Net asset value at end of period                          $ 14.52       $ 18.73      $ 17.57      $ 16.93      $ 16.15      $ 17.51
                                                    ==============   ===========  ==========   ==========   ===========  ===========
Total Return (%) *                                            7.4++        27.3         22.6         24.9         (5.1)        (1.3)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.30+         1.29         1.40         1.50         1.43         1.31
Ratio of expenses to average net assets before
expense reductions (%) **                                    1.32+         1.32         1.43         1.54         1.43         1.31
Ratio of net investment income to average
 net assets (%)                                             (0.19)+       (0.15)        0.16         0.42         0.30         0.22
Portfolio turnover rate (%)                                    50           161           98           84           58           12
Average commission rate paid per share                    $0.0600       $0.0600      $0.0600          N/A          N/A          N/A
Net assets at end of period (000 omitted)                 $98,168       $88,184      $69,816      $60,446      $50,447      $57,833

------------------------------------------------------------------------------------------------------------------------------------
                                                      Five Months
                                                    Ended 5/31/98
Class B Shares(A)                                      (Unaudited)
                                                    --------------
Net asset value at beginning of period                    $ 13.08
                                                    --------------
Income from Investment Operations
Net investment income (loss)                                (0.08)
Net realized and unrealized gain on investments              1.48
                                                    --------------
Total from investment operations                             1.40
                                                    --------------
Less Distributions
Dividends from net investment income                            -
Distributions from realized gains on investments                -
                                                    --------------
Total Distributions                                             -
                                                    --------------
Net asset value at end of period                          $ 14.48
                                                    ==============
Total Return (%) *                                           10.7++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              2.10+
Ratio of expenses to average net assets before
expense reductions (%)**                                     2.11+
Ratio of net investment income to average net
assets (%)                                                  (0.99)+
Portfolio turnover rate (%)                                    50
Average commission rate paid per share                    $0.0600
Net assets at end of period (000 omitted)                 $ 2,145

(A) Commenced operations January 12, 1998.
  + Annualized
 ++ Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.
N/A Not applicable to periods prior to 1996.


See Notes to Financial Statements.

Sentinel Small Company Fund
Investment in Securities

at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------
                                                           Shares       Value
                                                                       (Note 1)
-------------------------------------------------------------------------------

  Common Stocks 90.1%
  Banks 4.1%
  Cullen Frost Bankers Inc.                                35,000   $ 1,896,562
  Mercantile Bankshares                                    45,000     1,603,125
  Wilmington Trust Corp                                    32,000     1,940,000
                                                                    -----------
                                                                      5,439,687
                                                                    -----------
  Beverages 0.7%
* Robert Mondavi `A'                                       27,000       961,875
                                                                    -----------
  Chemicals 3.0%
  Cambrex Corp                                             73,000     4,083,438
                                                                    -----------
  Clothing and Apparel - Retail & Industrial 5.8%
* Gymboree                                                 46,000       727,375
* Lands' End                                               40,000     1,292,500
  Unifirst Corporation                                     90,000     2,317,500
* Wet Seal Inc - Class A                                  110,100     3,303,000
                                                                    -----------
                                                                      7,640,375
                                                                    -----------
  Communications 0.1%
* Dynatech Corp                                            17,500        70,000
                                                                    -----------
  Consumer & Business Services 10.5%
* Affiliated Computer Services                            135,000     4,497,188
  Analysts Int'l                                           95,000     2,778,750
* CACI Int'l                                               95,000     1,876,250
* Healthcare Services Group                               120,000     1,680,000
* Sterling Commerce                                        75,000     2,976,563
                                                                    -----------
                                                                     13,808,751
                                                                    -----------
  Cosmetics and Toiletries 2.3%
  Alberto-Culver Co. Class A                              110,800     2,991,600
                                                                    -----------
  Drugs & Drug Delivery 3.5%
* Scherer (R P)                                            56,600     4,673,038
                                                                    -----------
  Electronics 5.0%
  Dallas Semiconductor Corp                                55,000     1,852,812
  Harman International
   Industries                                              53,000     2,255,813
  Methode Electronics `A'                                 180,000     2,295,000
                                                                    -----------
                                                                      6,403,625
                                                                    -----------
  Energy 1.5%
* CalEnergy Inc                                            66,000     1,996,500
                                                                    -----------
  Environmental Control 3.5%
  Donaldson Co                                             94,500     2,061,281
* TETRA Technologies                                      118,700     2,589,144
                                                                    -----------
                                                                      4,650,425
                                                                    -----------
  Financial 2.2%
  Duff & Phelps Credit Rating                              50,000     2,875,000
                                                                    -----------
  Food & Food Distributors 4.1%
  GoodMark Foods                                           57,900     1,324,462
  Smart & Final Inc                                        55,000     1,031,250
  Tootsie Roll Industries                                  40,000     3,052,500
                                                                    -----------
                                                                      5,408,212
                                                                    -----------
  Healthcare Providers 3.6%
* Genesis Health Ventures                                 113,500     2,872,969
  Healthplan Services                                      84,000     1,863,750
                                                                    -----------
                                                                      4,736,719
                                                                    -----------
-------------------------------------------------------------------------------
                                                           Shares      Value
                                                                      (Note 1)
-------------------------------------------------------------------------------
  Industrial - Diversified 5.8%
  Aptargroup                                               50,000   $ 3,240,625
* Bush Boake Allen                                        112,900     3,330,550
  Lawter Int'l                                            102,500       986,562
                                                                    -----------
                                                                      7,557,737
                                                                    -----------
  Insurance 3.8%
  Enhance Financial
   Service Group                                           25,000     1,628,125
  Executive Risk Inc.                                      19,000     1,195,813
  Life Reassurance Corp.                                   30,000     2,208,750
                                                                    -----------
                                                                      5,032,688
                                                                    -----------
  Manufacturing - Diversified 2.1%
  Tyco International Ltd.                                  49,000     2,713,375
                                                                    -----------
  Marketing Services 1.7%
* Catalina Marketing Corp                                  50,000     2,262,500
                                                                    -----------
  Medical - Equipment & Supplies 7.7%
  Ballard Medical Products                                 72,600     1,624,425
  Hillenbrand Industries                                   71,000     4,384,250
  Life Technologies                                        84,000     2,871,750
  Minntech Corp                                            88,400     1,215,500
                                                                    -----------
                                                                     10,095,925
                                                                    -----------
  Oil Field Equipment & Services 1.9%
* Smith International                                      50,000     2,453,125
                                                                    -----------
  Real Estate 2.5%
  Chateau Communities Inc.                                112,000     3,318,000
                                                                    -----------
  Restaurants 5.4%
  Applebee's Int'l                                         42,000     1,023,750
  Ruby Tuesday Inc.                                       210,000     3,373,125
  Sbarro Inc                                               93,000     2,720,250
                                                                    -----------
                                                                      7,117,125
                                                                    -----------
  Retail 4.0%
  Casey's General Stores                                   95,000     1,347,812
  Ethan Allen Interiors                                    42,000     2,113,125
* Petco Animal Supplies                                    90,000     1,743,750
                                                                    -----------
                                                                      5,204,687
                                                                    -----------
  Semiconductors &
  Semiconductor Equipment 2.4%
* Novellus Systems                                         40,000     1,512,500
* Phorronics                                               62,400     1,645,800
                                                                    -----------
                                                                      3,158,300
                                                                    -----------
  Software 2.5%
* FileNet Corp                                             60,000     3,301,875
                                                                    -----------
  Transportation 0.4%
* Railtex Inc.                                             30,000       459,375
                                                                    -----------
  Total Common Stocks
   (Cost $90,645,674)                                               118,413,957
                                                                    -----------
-------------------------------------------------------------------------------
                                                     Principal Amount   Value
                                                        (M=$1,000)     (Note 1)
-------------------------------------------------------------------------------
  Corporate Convertible Bonds 0.2%
  Phoenix Investment Partners 6%, '15
   (Cost $403,571)                                        250M     $    307,500
                                                                   ------------
  Corporate Short-Term Notes 10.2%
  Beneficial Corp. 5.52%,
   6/1/98                                                4000M        4,000,000
  Merrill Lynch 5.53%,
   6/4/98                                                2800M        2,798,710
  Merrill Lynch 5.52%,
   6/16/98                                               3500M        3,491,950
  Norwest Financial 5.5%,
   6/9/98                                                1300M        1,298,411
  Prudential Funding 5.51%,
   6/12/98                                               1800M        1,796,969
                                                                   ------------
  Total Corporate Short-Term Notes
   (Cost $13,386,040)                                                13,386,040
                                                                   ------------
  Total Investments
   (Cost $104,435,285)**                                            132,107,497

  Excess of Liabilities
   Over Other Assets (0.5%)                                            (673,504)
                                                                   ------------
  Net Assets                                                       $131,433,993
                                                                   ============
-------------------------------------------------------------------------------
  *  Non-income producing.
 ** Also cost for federal income tax purposes. At May 31, 1998 net unrealized appreciation for federal income tax purposes aggregated $27,672,212 of which $30,940,581 related to appreciated securities and $3,268,369 related to depreciated securities.

Sentinel Small Company Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $ 132,107,497
Cash and cash equivalents                                               178,597
Receivable for securities sold                                          143,192
Receivable for fund shares sold                                          69,774
Receivable for dividends and interest                                    39,647
                                                                  --------------
  Total Assets                                                      132,538,707
                                                                  --------------
Liabilities
Payable for securities purchased                                        388,475
Payable for fund shares repurchased                                     478,698
Accrued expenses                                                         59,753
Management fee payable                                                   70,045
Distribution fee payable  (Class A Shares)                               68,615
Distribution fee payable  (Class B Shares)                               11,579
Fund service fee payable                                                 27,549
                                                                  --------------
  Total Liabilities                                                   1,104,714
                                                                  --------------
Net Assets Applicable to Outstanding Shares                       $ 131,433,993
                                                                  ==============
Net Asset Value and Offering Price per Share
  Class A Shares
$120,428,726 / 20,034,869 shares outstanding                      $        6.01
Sales Charge--5.00% of offering price                                      0.32
                                                                  --------------
Maximum Offering Price                                            $        6.33
                                                                  ==============
  Class B Shares
$11,005,267 / 1,874,544 shares outstanding                        $        5.87
                                                                  ==============

Net Assets Represent
Capital stock at par value                                        $     219,094
Paid-in capital                                                      93,286,933
Accumulated distributions in excess of
 net investment income                                                 (213,681)
Accumulated undistributed net realized gain
 on investments                                                      10,469,435
Unrealized appreciation of investments                               27,672,212
                                                                  --------------
Net Assets                                                        $ 131,433,993
                                                                  ==============
Investments at Cost                                               $ 104,435,285
                                                                  ==============


See Notes to Financial Statements.


Sentinel Small Company Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                         $     428,652
Interest                                                                346,630
                                                                  --------------
  Total Income                                                          775,282
                                                                  --------------
Expenses:
Management advisory fee                                                 398,388
Transfer agent and custodian                                            217,795
Distribution expense (Class A Shares)                                   180,500
Distribution expense (Class B Shares)                                    46,620
Accounting services                                                      20,055
Auditing fees                                                             5,300
Legal fees                                                                2,225
Reports and notices to shareholders                                      24,248
Directors' fees and expenses                                              6,871
Other                                                                    25,209
                                                                  --------------
  Total Expenses                                                        927,211
  Expense Offset                                                        (14,445)
                                                                  --------------
  Net Expenses                                                          912,766
                                                                  --------------
Net Investment Loss                                                    (137,484)
                                                                  --------------

Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            10,469,285
Net change in unrealized appreciation                                   327,700
                                                                  --------------
Net Realized and Unrealized Gain on Investments                      10,796,985
                                                                  --------------
Net Increase in Net Assets from Operations                        $  10,659,501
                                                                  ==============


See Notes to Financial Statements.

Sentinel Small Company Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             Six Months           Year
                                                                  Ended          Ended
                                                                5/31/98       11/30/97
                                                            (Unaudited)
                                                       ---------------     -------------
Increase in Net Assets from Operations
Net investment income (loss)                             $    (137,484)   $     379,668
Net realized gain on sales of investments                   10,469,285       14,644,582
Net change in unrealized appreciation                          327,700        7,565,634
                                                        ---------------   -------------
Net increase in net assets from operations                  10,659,501       22,589,884
                                                        ---------------   -------------

Distributions to Shareholders
From net investment income
  Class A Shares                                              (348,277)        (134,035)
  Class B Shares                                                    --               --
From realized gain on investments
  Class A Shares                                           (13,692,058)        (755,382)
  Class B Shares                                              (952,430)         (17,013)
                                                        ---------------   --------------
Total distributions to shareholders                        (14,992,765)        (906,430)
                                                        ---------------   --------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                             5,625,682       13,878,046
  Class B Shares                                             3,045,396        5,225,981
Net asset value of shares in reinvestment
of dividends and distributions
  Class A Shares                                            12,740,406          809,158
  Class B Shares                                               950,322           16,917
                                                        ---------------   --------------
                                                            22,361,806       19,930,102
Less: Payments for shares reacquired
  Class A Shares                                            (9,428,774)     (19,403,606)
  Class B Shares                                              (353,304)        (358,156)
                                                        ---------------   ---------------
Increase in net assets from capital share transactions      12,579,728          168,340
                                                        ---------------   ---------------
Total Increase in Net Assets for period                      8,246,464       21,851,794
Net Assets: Beginning of period                            123,187,529      101,335,735
                                                        ---------------   ---------------
Net Assets: End of period                                $ 131,433,993    $ 123,187,529
                                                        ===============   ===============

Accumulated undistributed Net Investment
   Income (Loss) at End of Period                        $    (213,681)   $     272,080
                                                        ==============    ===============

See Notes to Financial Statements.
22

Sentinel Small Company Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

---------------------------------------------------------------------------------------------------------------------------------
                                                Six Months                                                               Nine
                                             Ended 5/31/98   Year Ended   Year Ended   Year Ended   Year Ended   Months Ended
Class A Shares                                  (Unaudited)    11/30/97     11/30/96     11/30/95     11/30/94     11/30/93(A)
                                             --------------  -----------  -----------  -----------  -----------  -------------
Net asset value at beginning of period            $   6.30     $   5.17      $  5.20      $  5.53      $  6.87       $   6.49
                                             --------------  -----------  -----------  -----------  -----------  -------------

Income from Investment  Operations
Net investment income (loss)                             -         0.02         0.01         0.02        (0.04)         (0.06)
Net realized and unrealized gain
 on investments                                       0.48         1.16         0.95         0.56         0.18           0.44
                                             --------------  -----------  -----------  -----------  -----------  -------------
Total from investment operations                      0.48         1.18         0.96         0.58         0.14           0.38
                                             --------------  -----------  -----------  -----------  -----------  -------------

Less Distributions
Dividends from net investment income                  0.02         0.01         0.03            -            -              -
Distributions from realized gains
 on investments                                       0.75         0.04         0.96         0.91         1.48              -
                                             --------------  -----------  -----------  -----------  -----------  -------------
Total Distributions                                   0.77         0.05         0.99         0.91         1.48              -
                                             --------------  -----------  -----------  -----------  -----------  -------------
Net asset value at end of period                  $   6.01     $   6.30      $  5.17      $  5.20      $  5.53       $   6.87
                                             ==============  ===========  ===========  ===========  ===========  =============
Total Return (%) *                                     8.8++       23.0         22.0         12.2          2.0            5.9++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)       1.35+        1.34         1.47         1.56         1.58           1.52+
Ratio of expenses to average net assets before
 expense reductions (%) **                            1.37+        1.36         1.51         1.60         1.58           1.52+
Ratio of net investment income to average
 net assets (%)                                      (0.15)+       0.38         0.23         0.26        (0.74)         (1.01)+
Portfolio turnover rate (%)                             21           45           60           79           46             61
Average commission rate paid per share            $ 0.0600     $ 0.0600      $0.0600          N/A          N/A            N/A
Net assets at end of period (000 omitted)         $120,429     $115,532      $99,393      $89,321      $88,420       $105,176
---------------------------------------------------------------------------------------------------------------------------------

                                                   Six Months          Year    Eight Months
                                                Ended 5/31/98         Ended           Ended
Class B Shares (B)                                 (Unaudited)     11/30/97        11/30/96
                                                --------------     ---------   -------------
Net asset value at beginning of period                $  6.18       $  5.12         $  4.82
                                                --------------     ---------   -------------

Income from Investment Operations
Net investment loss                                     (0.01)        (0.03)          (0.03)
Net realized and unrealized gain on investments          0.45          1.13            0.33
                                                --------------     ---------   -------------
Total from investment operations                         0.44          1.10            0.30
                                                --------------     ---------   -------------

Less Distributions
Dividends from net investment income                        -             -               -
Distributions from realized gains on investments         0.75          0.04               -
                                                --------------     ---------   -------------
Total Distributions                                      0.75          0.04               -
                                                --------------     ---------   -------------
Net asset value at end of period                      $  5.87       $  6.18         $  5.12
                                                ==============     =========   =============
Total Return (%) *                                        8.3++        21.6             6.2++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.22+         2.35            2.62+
Ratio of expenses to average net assets before
 expense reductions (%) **                               2.24+         2.36            2.64+
Ratio of net investment income to average net
 assets (%)                                             (1.03)+       (0.62)          (0.91)+
Portfolio turnover rate (%)                                21            45              60
Average commission rate paid per share                $0.0600       $0.0600          $0.0600
Net assets at end of period (000 omitted)             $11,005       $ 7,656          $ 1,943

(A) Commenced operations March 1, 1993.
(B) Commenced operations April 1, 1996.
  + Annualized
 ++ Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.
N/A Not applicable to periods prior to 1996.


See Notes to Financial Statements.

Sentinel World Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                       Shares          Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
Common Stocks 94.2%
Argentina 1.5%
YPF S.A. (ADR)                                        60,000        $  1,863,750
                                                                    ------------
Australia 5.8%
National Australia                                   190,000           2,620,975
News Corporation                                     350,000           2,147,620
Rio Tinto Limited                                    149,625           1,793,712
Westpac Bank Corp Ord.                                96,008             630,976
                                                                    ------------
                                                                       7,193,283
                                                                    ------------
Denmark 3.0%
Den Danske Bank                                       20,000           2,483,213
Novo Nordisk (ADR)                                    15,000           1,177,500
                                                                    ------------
                                                                       3,660,713
                                                                    ------------
Finland 0.6%
Cultor                                                46,200             795,510
                                                                    ------------
France 7.9%
Alcatel Alsthom (ADR)                                 40,005           1,730,216
Elf Aquitaine (ADR)                                   28,785           1,973,572
Group Danone                                          10,500           2,822,778
Guyenne et Gascogne                                    2,940           1,098,974
Societe Generale                                      10,850           2,145,557
                                                                    ------------
                                                                       9,771,097
                                                                    ------------
Germany 5.8%
BASF A.G                                              30,000           1,393,826
Bayer A.G. Ord.                                       60,000           2,858,182
Deutsche Bank                                         25,000           2,145,316
Siemens A.G.                                          13,000             851,409
                                                                    ------------
                                                                       7,248,733
                                                                    ------------
Hong Kong 3.0%
Cheung Kong                                          250,000           1,351,735
CLP Holdings                                         310,000           1,336,121
HSBC Holdings                                         40,890             992,002
                                                                    ------------
                                                                       3,679,858
                                                                    ------------
Italy 3.2%
Istituto Mobiliare Italia (ADR)                       40,000           2,045,000
Telecom Italia (ADR)                                  25,000           1,875,000
                                                                    ------------
                                                                       3,920,000
                                                                    ------------
Japan 12.5%
Canon                                                 80,000           1,900,648
Daiichi Pharmaceuticals                              110,000           1,473,794
Dai Nippon Printing Co.                               70,000           1,149,028
Fuji Photo Film                                       38,000           1,283,081
Ito-Yokado                                            23,000           1,142,549
Kirin Beverage                                        50,000             935,925
Kyocera Corp.                                         30,000           1,460,043
Mitsubishi Heavy Industry                            400,000           1,388,049
Murata Manufacturing                                  70,000           2,030,958
Nintendo Co.                                          20,000           1,864,651
Sankyo Co. LTD                                        40,000             961,843
                                                                    ------------
                                                                      15,590,569
                                                                    ------------
Mexico 1.0%
Telefonos de Mexico (ADR)                             27,500           1,304,531
                                                                    ------------
Netherlands 8.8%
ABN Amro Bank                                         84,876           2,052,925
Akzo Nobel N.V.                                       10,500           2,191,313
Hollandsche Beton Groep N.V.                          60,000           1,269,463
ING Groep N.V.                                        27,290           1,871,787
Unilever N.V. (ADR)                                   45,000           3,552,188
                                                                    ------------
                                                                      10,937,676
                                                                    ------------
Norway 1.6%
Norsk Hydro (ADR)                                     45,000           2,022,188
                                                                    ------------
Portugal 1.9%
Portugal Telecom (ADR)                                45,000           2,373,750
                                                                    ------------
Singapore 1.5%
Development Bank of Singapore                         82,500             497,018
Jardine Matheson                                     141,232             429,345
Singapore Int'l. Airlines                            160,000             887,563
                                                                    ------------
                                                                       1,813,926
                                                                    ------------
South Korea 0.2%
Pohang Iron & Steel Co.                                6,740             231,770
                                                                    ------------
Spain 7.8%
Banco Popular                                         30,000           2,377,530
Banco Santander                                       24,000           1,207,358
Endesa (ADR)                                         105,000           2,520,000
Repsol (ADR)                                          40,000           2,190,000
Telefonica de Espana S.A. (ADR)                       10,000           1,345,000
                                                                    ------------
                                                                       9,639,888
                                                                    ------------
Sweden 4.5%
Aga B Free                                            85,000           1,358,813
Astra AB B Free                                      121,333           2,356,926
Volvo AB B                                            60,625           1,934,446
                                                                    ------------
                                                                       5,650,185
                                                                    ------------
Switzerland 4.5%
Nestle A.G. Registered                                 1,575           3,369,842
Novartis A.G. Registered                               1,348           2,279,692
                                                                    ------------
                                                                       5,649,534
                                                                    ------------
United Kingdom 19.1%
Albright & Wilson                                    450,000           1,365,565
Assoc. Brit. Food                                    250,000           2,298,376
British Steel (ADR)                                   75,000           1,907,813
British Telecom plc (ADR)                             25,000           2,609,375
Carlton Communications                               150,000           1,216,283
Diageo plc                                           138,240           1,588,919
Glaxo Hldg plc (ADR)                                  25,000           1,348,438
Johnson Matthey plc                                  100,000           1,008,267
National Westminster Bank plc                        111,342           2,034,530
Powergen plc                                         175,000           2,205,584
Severn Trent Water plc                               103,235           1,655,646
Shell Transport & Trading (ADR)                       50,000           2,218,750
Tesco plc                                            250,503           2,219,217
                                                                    ------------
                                                                      23,676,763
                                                                    ------------
Total Common Stocks
 (Cost $86,810,511)                                                  117,023,724
                                                                    ------------
--------------------------------------------------------------------------------
                                             Shares/Principal Amount   Value
                                                   (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
Preferred Stocks 1.5%
 Germany
 RWE A.G.
  (Cost $1,239,670)                                  45,660         $  1,853,032
                                                                    ------------
Corporate Short-Term Notes 2.4%
 Merrill Lynch 5.58%,
  06/03/98
  (Cost $2,999,070)                                   3000M            2,999,070
                                                                    ------------
 Total Investments
  (Cost $91,049,251)*                                                121,875,826

Excess of Other Assets
 Over Liabilities 1.9%                                                 2,329,447
                                                                    ------------
Net Assets                                                          $124,205,273
                                                                    ============
--------------------------------------------------------------------------------
                         Summary of Foreign Securities
                           by Industry Classification
                                                          Percent of    Market
Industry                                                  Net Assets     Value
Airlines                                                     0.7%   $    887,563
Automobiles, Auto Parts                                      1.5%      1,934,446
Banks                                                       16.3%     20,240,398
Biotechnology                                                1.9%      2,356,926
Broadcasting                                                 1.7%      2,147,620
Building Materials, Construction                             1.0%      1,269,463
Chemicals                                                    6.3%      7,773,873
Distributors, Food & Health                                  4.1%      5,121,154
Electrical Components                                        1.9%      2,311,452
Entertainment                                                2.5%      3,080,934
Financial Services                                           3.4%      4,215,524
Foods, Beverage                                              2.7%      3,320,354
Foods, Grocery                                               2.9%      3,552,188
Gold, Precious Metals                                        2.3%      2,801,979
Healthcare - Diversioed                                      0.8%        961,843
Healthcare - Drug/Pharmacy                                   5.1%      6,279,424
Machinery                                                    1.1%      1,388,049
Manufacturing & Process                                      3.1%      3,854,129
Office Equipment & Supply                                    1.5%      1,900,648
Oil                                                          8.3%     10,268,260
Photography                                                  1.0%      1,283,081
Printing, Publishing                                         0.9%      1,149,028
Retail - Drug & Food                                         5.4%      6,688,033
Retail - General                                             0.9%      1,142,549
Steel                                                        1.7%      2,139,583
Telecommunications                                           9.0%     11,237,872
Utilities - Electric                                         7.7%      9,570,383
                                                            ----    ------------
                                                            95.7%   $118,876,756
                                                            ====    ============
--------------------------------------------------------------------------------
* Also cost for federal income tax purposes. At May 31, 1998 net unrealized appreciation for federal income tax purposes aggregated $30,826,575 of which $35,715,062 related to appreciated securities and $4,888,487 related to depreciated securities.

  (ADR) - American Depository Receipt

See Notes to Financial Statements.

Sentinel World Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                                $121,875,826
Cash and cash equivalents                                                103,905
Foreign currency (cost $1,269,612)                                     1,242,824
Receivable for securities sold                                           403,769
Receivable for fund shares sold                                          191,041
Receivable for dividends and interest                                    590,988
                                                                  --------------
  Total Assets                                                       124,408,353
                                                                  --------------

Liabilities
Payable for fund shares repurchased                                        8,018
Accrued expenses                                                          44,256
Management fee payable                                                    65,259
Distribution fee payable (Class A Shares)                                 54,436
Distribution fee payable (Class B Shares)                                 15,500
Distribution fee payable (Class C Shares)                                     39
Fund service fee payable                                                  15,572
                                                                  --------------
  Total Liabilities                                                      203,080
                                                                  --------------
Net Assets Applicable to Outstanding Shares                         $124,205,273
                                                                  ==============

Net Asset Value and Offering Price per Share
  Class A Shares
$108,377,849 / 5,723,267 shares outstanding                         $      18.94
Sales Charge -- 5.00% of offering price                                     1.00
                                                                  --------------
Maximum Offering Price                                              $      19.94
                                                                  ==============

  Class B Shares
$15,717,865 / 838,081 shares outstanding                            $      18.75
                                                                  ==============
 Class C Shares
$109,559 / 5,800 shares outstanding                                 $      18.89
                                                                  ==============

Net Assets Represent
Capital stock at par value                                          $     65,671
Paid-in capital                                                       92,560,460
Accumulated undistributed net investment income                          562,384
Accumulated undistributed net realized gain
 on investments                                                          232,149
Unrealized appreciation of investments                                30,784,609
                                                                  --------------
Net Assets                                                          $124,205,273
                                                                  ==============

Investments at Cost                                                 $ 91,049,251
                                                                  ==============

Sentinel World Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                           $ 1,410,225*
Interest                                                                 99,664
                                                                  --------------
  Total Income                                                        1,509,889
                                                                  --------------
Expenses:
Management advisory fee                                                 347,502
Transfer agent and custodian                                            160,767
Distribution expense (Class A Shares)                                   150,350
Distribution expense (Class B Shares)                                    64,490
Distribution expense (Class C Shares)                                        39
Accounting services                                                      11,947
Auditing fees                                                             5,500
Legal fees                                                                3,850
Reports and notices to shareholders                                      10,575
Directors' fees and expenses                                              5,950
Other                                                                    29,577
                                                                  --------------
  Total Expenses                                                        790,547
  Expense Offset                                                        (14,192)
                                                                  --------------
  Net Expenses                                                          776,355
                                                                  --------------
Net Investment Income                                                   733,534
                                                                  --------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                                             236,400
Foreign currency transactions                                          (150,495)
                                                                  --------------
  Net realized gain                                                      85,905
                                                                  --------------
Net change in unrealized appreciation (depreciation)
 during the period:
Investments                                                          14,244,637
Foreign currency transactions                                           (66,759)
                                                                  --------------
Net change in unrealized appreciation                                14,177,878
                                                                  --------------
Net Realized and Unrealized Gain (Loss)
 on Investments                                                      14,263,783
                                                                  --------------
Net Increase in Net Assets from Operations                          $14,997,317
                                                                  ==============


* Net of Foreign Tax Withholding of $155,851

See Notes to Financial Statements.

Sentinel World Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months             Year
                                                                 Ended            Ended
                                                               5/31/98         11/30/97
                                                            (Unaudited)
                                                        ---------------   --------------
Increase in Net Assets from Operations
Net investment income                                    $     733,534    $     941,301
Net realized gain on sales of investments                       85,905        3,434,462
Net change in unrealized appreciation                       14,177,878        5,077,269
                                                        ---------------   --------------
Net increase in net assets from operations                  14,997,317        9,453,032
                                                        ---------------   --------------

Distributions to Shareholders
From net investment income
  Class A Shares                                              (615,675)        (509,018)
  Class B Shares                                                  --             (9,446)
  Class C Shares                                                  --               --
From realized gain on investments
  Class A Shares                                            (3,354,309)      (1,108,321)
  Class B Shares                                              (392,508)         (52,020)
  Class C Shares                                                  --               --
                                                        ---------------   --------------
Total distributions to shareholders                         (4,362,492)      (1,678,805)
                                                        ---------------   --------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                            13,178,508       24,615,024
  Class B Shares                                             4,421,819        6,914,575
  Class C Shares                                               110,875             --
Net asset value of shares in reinvestment
of dividends and distributions
  Class A Shares                                             3,762,833        1,510,239
  Class B Shares                                               388,693           58,245
  Class C Shares                                                  --               --
                                                         --------------   --------------
                                                            21,862,728       33,098,083
Less: Payments for shares reacquired
  Class A Shares                                            (7,747,341)     (15,247,343)
  Class B Shares                                              (406,033)        (409,118)
  Class C Shares                                                  --               --
                                                         --------------   --------------
Increase in net assets from capital share transactions      13,709,354       17,441,622
                                                         --------------   --------------
Total Increase in Net Assets for period                     24,344,179       25,215,849
Net Assets: Beginning of period                             99,861,094       74,645,245
                                                         --------------   --------------
Net Assets: End of period                                $ 124,205,273    $  99,861,094
                                                         ==============   ==============

Undistributed Net Investment Income
   at End of Period                                      $     562,384    $     595,020
                                                         ==============   ==============


See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fical period.


                                                     Six Months                                                                 Nine
                                                  Ended 5/31/98   Year Ended    Year Ended    Year Ended    Year Ended  Months Ended
Class A Shares                                      (Unaudited)     11/30/97      11/30/96      11/30/95      11/30/94   11/30/93(B)
                                                  ------------  ------------  ------------  ------------  ------------  ------------
Net asset value at beginning of period              $  17.25      $  15.69      $  13.78      $  12.74      $  11.86      $   9.56
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Income from Investment Operations
Net investment income                                   0.10          0.11          0.12          0.14          0.08          0.02
Net realized and unrealized gain on investments         2.35          1.80          1.99          1.14          0.89          2.28
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                        2.45          1.91          2.11          1.28          0.97          2.30
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Less Distributions
Dividends from net investment income                    0.12          0.11          0.13          0.09          0.03             -
Distributions from realized gains on investments        0.64          0.24          0.07          0.15          0.06             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Total Distributions                                     0.76          0.35          0.20          0.24          0.09             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Net asset value at end of period                    $  18.94      $  17.25      $  15.69      $  13.78      $  12.74      $  11.86
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Total Return (%) **                                     14.9++        12.5          15.5          10.2           8.2          24.1++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          1.27+        1.29          1.43          1.56          1.58          2.00+
Ratio of expenses to average net assets before
expense reductions (%) ***                               1.30+        1.32          1.48          1.63          1.58          2.12+
Ratio of net investment income to average net
     assets (%)                                          1.39+        1.14          0.94          0.79          0.62          0.41+*
Portfolio turnover rate (%)                                 5           21            14            32            30            66
Average commission rate paid per share              $  0.0392     $ 0.0411      $ 0.0455           N/A           N/A           N/A
Net assets at end of period (000 omitted)           $ 108,378     $ 89,740      $ 71,458      $ 47,702      $ 41,970      $ 16,872


See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                      Six Months                           Eight Months
                                                   Ended 5/31/98          Year Ended              Ended
Class B Shares(C)                                     (Unaudited)           11/30/97           11/30/96
                                                 ----------------     ---------------    ---------------
Net asset value at beginning of period                   $ 17.05             $ 15.58            $ 14.49
                                                 ----------------     ---------------    ---------------
Income from Investment Operations
Net investment income (loss)                                0.06                0.01              (0.08)
Net realized and unrealized gain on investments             2.28                1.74               1.17
                                                 ----------------     ---------------    ---------------
Total from investment operations                            2.34                1.75               1.09
                                                 ----------------     ---------------    ---------------

Less Distributions
Dividends from net investment income                           -                0.04                  -
Distributions from realized gains on investments            0.64                0.24                  -
                                                 ----------------     ---------------    ---------------
Total Distributions                                         0.64                0.28                  -
                                                 ----------------     ---------------    ---------------
Net asset value at end of period                         $ 18.75             $ 17.05            $ 15.58
                                                 ================     ===============    ===============
Total Return (%) (**)                                       14.3 ++             11.5                7.5 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             2.17 +              2.16               2.56 +
Ratio of expenses to average net assets before
expense reductions (%) (***)                                2.20 +              2.18               2.59 +
Ratio of net investment income (loss)
to average net assets (%)                                   0.49 +              0.23              (0.19)+
Portfolio turnover rate (%)                                    5                  21                 14
Average commission rate paid per share                   $0.0392             $0.0411            $0.0455
Net assets at end of period (000 omitted)                $15,718             $10,121            $ 3,188


                                                                              Period
                                                                          May 4 thru
Class B Shares(C)                                 Class C Shares(D)     May 31, 1998
                                                                      ---------------
Net asset value at beginning of period                                       $ 19.57
                                                                      ---------------
Income from Investment Operations
Net investment income (loss)                                                    0.02
Net realized and unrealized gain on investments                                (0.70)
                                                                      ---------------
Total from investment operations                                               (0.68)
                                                                      ---------------

Less Distributions
Dividends from net investment income                                               -
Distributions from realized gains on investments                                   -
                                                                      ---------------
Total Distributions                                                                -
                                                                      ---------------
Net asset value at end of period                                             $ 18.89
                                                                      ===============
Total Return (%) (**)                                                           (3.5)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                                 2.18 +
Ratio of expenses to average net assets before
expense reductions (%) (***)                                                    2.18 +
Ratio of net investment income (loss)
to average net assets (%)                                                       0.49 +
Portfolio turnover rate (%)                                                        5
Average commission rate paid per share                                       $0.0392
Net assets at end of period (000 omitted)                                    $   110


(A) As of April 1, 1996 INVESCO Capital Management, Inc. became the sub-advisor to the Fund.
(B)  Commenced operations March 1, 1993.
(C)  Commenced operations April 1, 1996.
(D)  Commenced operations May 4,1998.
  +  Annualized
 ++  Not Annualized
  * Ratio of net investment income to average net assets would have been 0.29% in 1993, in the absence of a voluntary expense reimbursement.
 ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
*** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H. N/A Not Applicable to periods prior to 1996.


See Notes to Financial Statements.
28

Sentinel High Yield Bond Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                        Principal Amount Value
                                                      (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------

U.S.Government Agency
 Obligations 4.3%
Federal Home Loan Bank 4.3%
Agency Discount Note:
 5.36%, 06/01/98
 (Cost $3,256,000)                                        3256M       $3,256,000
                                                                    ------------

Bonds85.0%
Automotive 2.4%
Eagle-Picher 9.375%, '08                                   750M          765,938
Walbro Corp. 10.125%, '07                                 1000M        1,000,000
                                                                    ------------
                                                                       1,765,938
                                                                    ------------
Broadcasting 3.7%
ACME Television
 0%/10.875%, '04                                          1000M          817,500
Azteca Holdings 11%, '02                                   500M          515,625
Capstar Broadcasting
 0%/12.75%, '09                                            750M          565,312
Grupo Televisa
 0%/13.25%, '08                                            800M          633,000
TV Azteca SA 10.5%, '07                                    250M          257,500
                                                                    ------------
                                                                       2,788,937
                                                                    ------------
Building Materials 0.7%
Morris Materials 9.5%, '08                                 250M          245,000
Nortek Inc. 9.125%, '07                                    250M          256,250
                                                                    ------------
                                                                         501,250
                                                                    ------------
Cable/Other Video Distribution 5.1%
Charter Communications
 11.25%, '06                                               500M          552,500
Echostar Communications
 0%/13.125%, '04                                           750M          690,000
Frontiervision
 0%/11.875%, '07                                          1250M          967,188
Fundy Cable Ltd. 11%, '05                                  500M          553,750
Metrocall Inc. 10.375%, '07                               1000M        1,035,000
                                                                    ------------
                                                                       3,798,438
                                                                    ------------
Chemicals 1.7%
Polymer Group 9%, '07                                      500M          516,250
Polymer Group 8.75%, '08                                   750M          759,375
                                                                    ------------
                                                                       1,275,625
                                                                    ------------
Consumer Products 7.0%
Advance Stores 10.25%, '08                                1000M        1,035,000
Dell Webb 9.375%, '09                                     1000M          992,500
Drypers Corp. 10.25%, '07                                 1000M        1,035,000
French Fragrances
 10.375%, '07                                             1000M        1,072,500
MTS Inc. 9.375%, '05                                       500M          500,000
Revlon Worldwide 0%, '01                                   800M          622,000
                                                                    ------------
                                                                       5,257,000
                                                                    ------------
Diversified Media 1.0%
Big Flower Press 8.875%, '07                               750M          774,375
                                                                    ------------
Energy 4.1%
Anker Coal Group 9.75%, '07                                750M          729,375
Cross Timber 8.75%, '09                                    250M          252,500
HS Resources 9.25%, '06                                   1000M        1,022,500
Petsec Energy 9.5%, '07                                   1000M        1,015,000
                                                                    ------------
                                                                       3,019,375
                                                                    ------------

--------------------------------------------------------------------------------
                                                        Principal Amount Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

Food/Restaurants 3.2%
Aurora Foods 9.875%, '07                                   500M       $  536,250
FRD Acquisitions 12.5%, '04                                500M          551,875
Perkins Family Restaurant
 10.125%, '07                                              750M          795,000
Sun World International
 11.25%, '04                                               500M          541,250
                                                                    ------------
                                                                       2,424,375
                                                                    ------------
Entertainment/Gaming 4.8%
Boyd Gaming 9.5%, '07                                     1000M        1,055,000
Horseshoe Gaming
 9.375%, '07                                               500M          532,500
Premier Cruise, Ltd., 11%, '08                            1000M        1,002,500
Premier Parks 9.25%, '06                                  1000M        1,018,750
                                                                    ------------
                                                                       3,608,750
                                                                    ------------
Healthcare/Medical Technology 3.5%
Breed Technologies 9.25%, '08                              750M          759,375
Prime Medical 8.75%, '08                                   500M          497,500
Talton Holdings 11%, '07                                  1250M        1,353,125
                                                                    ------------
                                                                       2,610,000
                                                                    ------------
Industrial 5.9%
Apcoa Inc. 9.25%, '08                                     1000M        1,005,000
Giant Industries 9%, '07                                   940M          965,850
Great Central 8.875%, '08                                  750M          747,188
Motors & Gears Inc.
 10.75%, '06                                               500M          540,000
WHX Corp. 10.5%, '05                                      1100M        1,138,500
                                                                    ------------
                                                                       4,396,538
                                                                    ------------
Information Technology 1.8%
Unisys Corp. 11.75%, '04                                   500M          578,750
Unisys Corp. 9.75%, '16                                    750M          781,875
                                                                    ------------
                                                                       1,360,625
                                                                    ------------
Manufacturing 2.1%
Delta Mills 9.625%, '07                                    750M          763,125
International Knife & Saw
 11.375%, '06                                              750M          820,312
                                                                    ------------
                                                                       1,583,437
                                                                    ------------
Metals/Minerals 7.1%
Acme Metals 10.875%, '07                                  1000M          987,500
Algoma Steel 12.375%, '05                                  500M          583,750
Bayou Steel 9.5%, '08                                     1000M          996,250
Glencore Nickel 9%, '14                                   1000M          992,500
Kaiser Aluminum 12.75%, '03                                750M          798,750
NSM Steel Ltd. 12%, '06                                   1000M          910,000
                                                                    ------------
                                                                       5,268,750
                                                                    ------------
Oil & Gas 5.4%
Benton Oil & Gas
 9.375%, '07                                              1000M          987,500
Chiles Offshore 10.%, '08                                  500M          491,250
Energy Corp. 9.5%, '07                                     500M          496,250
Houston Exploration
 8.625%, '08                                              1000M        1,002,500
Rutherford-Moran Oil
 10.75%, '04                                              1000M        1,075,000
                                                                    ------------
                                                                       4,052,500
                                                                    ------------

--------------------------------------------------------------------------------
                                                         Principal Amount Value
                                                       (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------

Paper 4.3%
Applied Int'l. Finance 6%, '99                             500M      $   432,500
Applied Int'l. Finance
 11.75%, '05                                               750M          656,250
Domtar Inc. 9.5%, '16                                     1000M        1,071,250
Riverwood Int'l. 10.25%, '06                              1000M        1,035,000
                                                                    ------------
                                                                       3,195,000
                                                                    ------------
Service 2.9%
AFC Enterprises 10.25%, '07                                500M          531,250
American Lawyer 9.75%, '07                                 750M          781,875
Hvide Marine 8.375%, '08                                   900M          882,000
                                                                    ------------
                                                                       2,195,125
                                                                    ------------
Telecommunications 8.4%
Galaxy Telecom 12.375%, '05                                750M          838,125
Hyperion Telecom
 12.25%, '04                                               500M          550,000
Iridium LLC/Capital Corp.
 11.25%, '05                                               500M          506,875
Iridium LLC/Capital Corp.
 14%, '05                                                  500M          561,250
MJD Communications
 9.5%, '08                                                 500M          509,375
Nextel International
 0%,12.125%, '08                                          2000M        1,177,500
Pegasus Communications
 9.625%, '05                                               500M          518,750
Satelites Mexicanos
 10.125%, '04                                              425M          423,406
Winstar Communications
 0%,14%, '05                                              1500M        1,222,500
                                                                    ------------
                                                                       6,307,781
                                                                    ------------
Transportation 4.5%
Ermis Maritime 12.5%, '06                                  175M          173,151
Pegasus Shipping
 11.875%, '04                                              750M          757,500
Stena AB 8.75%, '07                                        650M          671,937
Stena Line AB 10.625%, '08                                1000M        1,000,000
Trans World Airlines
 11.5%, '04                                                750M          796,875
                                                                       3,399,463
Wireless Communications 5.4%
Nextel Communications
 0%/9.75%, '04                                             850M          821,313
Nextel Communications
 0%/9.95%, '08                                            2000M        1,275,000
Rural Cellular 9.625%, '08                                1000M          997,500
SFX Entertainment
 9.125%, '08                                              1000M          980,000
                                                                    ------------
                                                                       4,073,813
                                                                    ------------
Total Bonds
 (Cost $62,970,813)                                                   63,657,095
                                                                    ------------

Corporate Convertible Bonds 0.8%
Exide Corp. 2.9%, '05
 (Cost $621,290)                                          1000M          617,500
                                                                    ------------


                                                                     (continued)

Sentinel High Yield Bond Fund
Investment in Securities (cont'd.)
at May 31, 1998 (Unaudited)
----------------------------------------------------------------
                                           Shares        Value
                                                       (Note 1)
----------------------------------------------------------------

Preferred Stocks 6.5%
 Cable/Other Video Distribution 3.1%
 Adelphia Communications
  13%                                       6,500   $    770,250
 CSC Holdings
  11.125%                                   8,069        929,952
 Echostar Communications
  12.125%                                     531        599,542
                                                    ------------
                                                       2,299,744
                                                    ------------
 Telecommunications 2.7%
 Benedek Communications
  11.5%                                     1,000      1,010,000
 Rural Cellular Corp.
  11.375%                                   1,000      1,007,500
                                                    ------------
                                                       2,017,500
                                                    ------------
 Transportation 0.7%
 Trans World Airlines
  $4.625                                    7,200        533,700
                                                    ------------
 Total Preferred Stocks
  (Cost $4,551,055)                                    4,850,944
                                                    ------------
 Total Investments
  (Cost $71,399,158)(*)                               72,381,539

Excess of Other Assets
 Over Liabilities 3.4%                                 2,572,039
                                                    ------------
Net Assets                                           $74,953,578
                                                    ============

----------------------------------------------------------------
(*) Also cost for federal income tax purposes. At May 31, 1998 unrealized appreciation for federal income tax purposes aggregated $982,381 of which $1,442,163 related to appreciated securities and $459,782 related to depreciated securities.

See Notes to Financial Statements
30

Sentinel High Yield Bond Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Assets
Investments at value                                                $72,381,539
Cash and cash equivalents                                               725,223
Receivable for securities sold                                        2,018,160
Receivable for fund shares sold                                         391,234
Receivable for interest                                               1,340,377
                                                                    -----------
  Total Assets                                                       76,856,533
                                                                    -----------

Liabilities
Payable for securities purchased                                      1,775,591
Payable for fund shares repurchased                                      31,563
Accrued expenses                                                         15,834
Management fee payable                                                   46,512
Distribution fee payable (Class A Shares)                                 6,782
Distribution fee payable (Class B Shares)                                21,879
Distribution fee payable (Class C Shares)                                    72
Fund service fee payable                                                  4,722
                                                                    -----------
  Total Liabilities                                                   1,902,955
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $74,953,578
                                                                    ===========

Net Asset Value and Offering Price per Share
  Class A Shares
$26,707,678/2,511,966 shares outstanding                            $     10.63
Sales Charge--4.00% of offering price                                      0.44
                                                                    -----------
Maximum Offering Price                                              $     11.07
                                                                    ===========

  Class B Shares
$48,115,018/4,529,809 shares outstanding                            $     10.62
                                                                    ===========

  Class C Shares
$130,882/12,311 shares outstanding                                  $     10.63
                                                                    ===========

Net Assets Represent
Capital stock at par value                                          $    70,541
Paid-in capital                                                      72,920,573
Accumulated distributions in excess of
 net investment income                                                   (9,403)
Accumulated undistributed net realized gain
 on investments                                                         989,486
Unrealized appreciation of investments                                  982,381
                                                                    -----------
Net Assets                                                          $74,953,578
                                                                    ===========
Investments at Cost                                                 $71,399,158
                                                                    ===========

Sentinel High Yield Bond Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                           $   117,777
Interest                                                              2,726,834
                                                                    -----------
 Total Income                                                         2,844,611
                                                                    -----------

Expenses:
Management advisory fee                                                 225,312
Transfer agent and custodian                                             28,781
Distribution expense (Class A Shares)                                    19,370
Distribution expense (Class B Shares)                                    97,831
Distribution expense (Class C Shares)                                        72
Accounting services                                                       9,123
Auditing fees                                                             2,200
Legal fees                                                                1,350
Reports and notices to shareholders                                       4,300
Directors' fees and expenses                                              3,114
Other                                                                    26,293
                                                                    -----------
  Total Expenses                                                        417,746
  Expense Offset                                                        (11,431)
                                                                    -----------
  Net Expenses                                                          406,315
                                                                    -----------
Net Investment Income                                                 2,438,296
                                                                    -----------

Realized and Unrealized Gain  on Investments
Net realized gain on sales of investments                               989,459
Net change in unrealized appreciation                                   355,807
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       1,345,266
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 3,783,562
                                                                    ===========


See Notes to Financial Statements.                                            31

Sentinel High Yield Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                  Six Months                 Period
                                                                       Ended             6/23/97 to
                                                                     5/31/98               11/30/97
                                                                  (Unaudited)
                                                                ------------           ------------
Increase in Net Assets from Operations
Net investment income                                           $  2,438,296           $  1,083,710
Net realized gain on sales of investments                            989,459                398,650
Net change in unrealized appreciation                                355,807                626,574
                                                                ------------           ------------
Net increase in net assets from operations                         3,783,562              2,108,934
                                                                ------------           ------------

Distributions to Shareholders
From net investment income
  Class A Shares                                                    (798,444)              (211,310)
  Class B Shares                                                  (1,652,191)              (868,621)
  Class C Shares                                                        (843)                     -
From net realized gain on investments
  Class A Shares                                                    (106,907)                     -
  Class B Shares                                                    (291,716)                     -
  Class C Shares                                                           -                      -
                                                                ------------           ------------
Total distributions to shareholders                               (2,850,101)            (1,079,931)
                                                                ------------           ------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                                  15,844,440             11,052,160
  Class B Shares                                                  14,884,992             33,231,276
  Class C Shares                                                     130,894                      -
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                                     652,958                142,566
  Class B Shares                                                     537,548                127,228
  Class C Shares                                                         724                      -
                                                                ------------           ------------
                                                                  32,051,556             44,553,230

Less: Payments for shares reacquired
  Class A Shares                                                  (1,116,772)              (241,707)
  Class B Shares                                                  (1,806,553)              (448,640)
  Class C Shares                                                           -                      -
Increase in net assets from capital share transactions            29,128,231             43,862,883
                                                                ------------           ------------
Total Increase in Net Assets for period                           30,061,692             44,891,886
Net Assets: Beginning of period                                   44,891,886                      -
                                                                ------------           ------------
Net Assets: End of period                                        $74,953,578            $44,891,886
                                                                ============           ============
Accumulated undistributed Net Investment
 Income (Loss) at End of Period                                  $    (9,403)           $     3,779
                                                                ============           ============

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                         Six Months
                                                      Ended 5/31/98      Year Ended
Class A Shares (A)                                       (Unaudited)       11/30/97
                                                      -------------    ------------
Net asset value at beginning of period                     $  10.41        $  10.00
                                                      -------------    ------------

Income from Investment Operations
Net investment income                                          0.44            0.32
Net realized and unrealized gain on investments                0.31            0.41
                                                      -------------    ------------
Total from investment operations                               0.75            0.73
                                                      -------------    ------------

Less Distributions
Dividends from net investment income                           0.44            0.32
Distributions from realized gains on investments               0.09               -
                                                      -------------    ------------
Total Distributions                                            0.53            0.32
                                                      -------------    ------------
Net asset value at end of period                           $  10.63        $  10.41
                                                      =============    ============

Total Return (%) *                                              7.3++           7.3++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.24+           1.20+
Ratio of expenses to average net assets before
  expense reductions (%) **                                    1.28+           1.26+
Ratio of net investment income to average net assets (%)       8.22+           7.80+
Portfolio turnover rate (%)                                      83             133
Net assets at end of period (000 omitted)                   $26,708         $11,084

See Notes to Financial Statements.                                            33

Sentinel High Yield Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                                Six Months                                              Period
                                                             Ended 5/31/98    Period Ended                          May 4 thru
Class B Shares (A)                                             (Unaudited)        11/30/97    Class C Shares(B)   May 31, 1998
                                                             -------------    ------------                        ------------
Net asset value at beginning of period                            $  10.40        $  10.00                              $10.70
                                                             -------------    ------------                        ------------

Income from Investment Operations
Net investment income                                                 0.43            0.32                                0.03
Net realized and unrealized gain (loss)
  on investments                                                      0.31            0.39                               (0.04)
                                                             -------------    ------------                        ------------
Total from investment operations                                      0.74            0.71                               (0.01)
                                                             -------------    ------------                        ------------

Less Distributions
Dividends from net investment income                                  0.43            0.31                                0.06
Distributions from realized gains on investments                      0.09               -                                   -
                                                             -------------    ------------                        ------------
Total Distributions                                                   0.52            0.31                                0.06
                                                             -------------    ------------                        ------------
Net asset value at end of period                                  $  10.62        $  10.40                              $10.63
                                                             =============    ============                        ============

Total Return (%) (*)                                                   7.2++           7.2++                              (0.1)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                       1.41+           1.30+                               2.06+
Ratio of expenses to average net assets before
  expense reductions (%) **                                           1.45+           1.34+                               2.06+
Ratio of net investment income to average net assets (%)              8.05+           7.70+                               7.40+
Portfolio turnover rate (%)                                             83             133                                  83
Net assets at end of period (000 omitted)                          $48,115         $33,808                               $ 131

(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
34

Sentinel Bond Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                    Principal Amount   Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S.Government Obligations 28.8%
U.S. Treasury Obligations 14.3%
10-Year:
 Note 7.5%, '05                                           2000M    $  2,207,400
 Note 7%, '06                                             2500M       2,715,500
 Note 5.5%, '08                                           7000M       6,957,720
                                                                   ------------
                                                                     11,880,620
                                                                   ------------
30-Year:
 Note 6%, '26                                             2300M       2,337,260
                                                                   ------------
Total U.S. Treasury Obligations                                      14,217,880
                                                                   ------------
U.S. Government Agency Obligations 14.5%
Federal Home Loan Mortgage Corporation 3.6%
Collateralized Mortgage Obligations:
 FHLMC 1998 PB 6.5%, '20                                  2000M       2,003,120
                                                                   ------------
30-Year:
 8%, '08                                                  1445M       1,528,328
                                                                   ------------
Total Federal Home Loan Mortgage Corporation                          3,531,448
                                                                   ------------
Federal National Mortgage Association 6.0%
Collateralized Mortgage Obligations:
 CMO Trust Series 22(Y) 7.95%, '17                        1930M       1,992,771
 FNMA 97-52(VC) 7.5%, '10                                 2000M       2,082,420
                                                                   ------------
                                                                      4,075,191
                                                                   ------------
10-Year:
 7.5%, '04                                                 674M         688,010
                                                                   ------------
30-Year:
 6%, '28                                                  1193M       1,158,370
                                                                   ------------
Total Federal National Mortgage Association                           5,921,571
                                                                   ------------
Government National Mortgage Association 4.9%
15-year:
 7%, '13                                                  1020M       1,044,319
                                                                   ------------
30-year:
 13%, '11                                                    7M           8,889
 13%, '13                                                    1M             843
 7%, '23                                                  2770M       2,829,394
 7.5%, '28                                                 998M       1,029,639
                                                                   ------------
                                                                      3,868,765
                                                                   ------------
Total Government National Mortgage Association                        4,913,084
                                                                   ------------
Total U.S. Government Agency Obligations                             14,366,103
                                                                   ------------
Total U.S. Government Obligations
 (Cost $28,219,490)                                                  28,583,983
                                                                   ------------
--------------------------------------------------------------------------------
                                                    Principal Amount    Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

Bonds 68.9%
Beverages 0.5%
Anheuser Busch 8.5%, '17                                   503M    $    520,605
                                                                   ------------
Financial Institutions 17.8%
Bankers Trust 7.25%, '11                                  1875M       1,994,531
Contifinancial 7.5%, '02                                  1000M       1,000,000
Fairfax Financial Holdings 7.375%, '18                    3250M       3,302,813
First Union Corp. 6.824%, '26                             2325M       2,470,312
Lehman Brothers Holdings 8.5%, '15                        3000M       3,521,250
Providian National Bank 6.7%, '03                         1500M       1,507,500
Salomon Brothers 6.875%, '03                              3750M       3,848,438
                                                                   ------------
                                                                     17,644,844
                                                                   ------------
Foreign Financial Institutions 18.4%
Bank Austria 7.25%, '17                                   2000M       2,145,000
Banque National De Paris 7.738%, '49                      3000M       3,067,500
BCH Cayman Islands LTD  7.7%, '06                         2500M       2,687,500
Credit Suisse 7.9%, '07                                   3000M       3,206,250
Midland Bank 7.65%, '25                                   2600M       2,866,500
Societe Generale 7.85%, '49                               2300M       2,446,625
Sumitomo Bank 9.4%, '49                                   2000M       1,900,000
                                                                   ------------
                                                                     18,319,375
                                                                   ------------
Healthcare 1.3%
Tenet Healthcare 7.625%, '08                              1250M       1,257,813
                                                                   ------------
Industrial - Diversified 7.3%
Dimon Inc. 8.875%, '06                                    1860M       1,939,050
Fred Meyer  7.45%, '08                                    1600M       1,606,000
Mirage Resorts 6.625%, '05                                1500M       1,486,875
Owens Corning 7.5%, '05                                   2200M       2,219,250
                                                                   ------------
                                                                      7,251,175
                                                                   ------------
Insurance 6.5%
Farmers Insurance Exchange 8.625%, '24                    3100M       3,677,375
Lumbermens Mutual Casualty 8.3%, '37                      2500M       2,762,500
                                                                   ------------
                                                                      6,439,875
                                                                   ------------
Sovereign Credit 2.5%
Export-Import Bank Korea 6.5%, '06                        2000M       1,677,500
Korea Development Bank 6.75%, '05                         1000M         810,000
                                                                   ------------
                                                                      2,487,500
                                                                   ------------
Telecommunications 7.2%
Comsat 8.05%, '06                                         2000M       2,290,460
Continental Cablevision 8.3%, '06                         2625M       2,903,906
News America Holdings 6.625%, '08                         2000M       1,997,500
                                                                   ------------
                                                                      7,191,866
                                                                   ------------

--------------------------------------------------------------------------------
                                                    Principal Amount     Value
                                                        (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

 Utilities - Electric 5.3%
 New Orleans Public Service 8%, '06                        2500M   $  2,593,750
 Niagara Mohawk Power 8.5%, '23                            2500M      2,721,875
                                                                   ------------
                                                                      5,315,625
                                                                   ------------
 Utilities - Gas 0.3%
 Consolidated Natural Gas 8.625%, '11                       309M        323,677
                                                                   ------------
 Utilities - Telephone 1.8%
 NYNEX Capital Funding 7.63%, '09                          1500M      1,746,630
                                                                   ------------
 Total Bonds
  (Cost $66,744,099)                                                 68,498,985
                                                                   ------------

Corporate Short-Term Notes 7.4%
 Beneficial Corp. 5.5%, 06/02/98                           3200M      3,199,507
 CIT Group Holdings 5.5% 06/15/98                          2400M      2,394,866
 Norwest Financial 5.5% 06/15/98                           1800M      1,796,150
                                                                   ------------
 Total Corporate Short-Term Notes
  (Cost $7,390,523)                                                   7,390,523
                                                                   ------------
 Total Investments
  (Cost $102,354,112)(*)                                            104,473,491

Excess of Liabilities Over Other Assets (5.1%)                       (5,090,470)
                                                                   ------------
Net Assets                                                         $ 99,383,021
                                                                   ============

--------------------------------------------------------------------------------
(*) Also cost for federal income tax purposes. At May 31, 1998 unrealized appreciation for federal income tax purposes aggregated $2,119,379 of which $2,589,315 related to appreciated securities and $469,936 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $ 104,473,491
Cash and cash equivalents                                               127,346
Receivable for securities sold                                           97,572
Receivable for fund shares sold                                          74,762
Receivable for interest                                               1,703,094
Receivable from fund administrator                                       39,493
                                                                  -------------
  Total Assets                                                      106,515,758
                                                                  -------------

Liabilities
Payable for securities purchased                                      6,996,862
Accrued expenses                                                         46,767
Management fee payable                                                   44,480
Distribution fee payable (Class A Shares)                                24,654
Distribution fee payable (Class B Shares)                                 9,921
Fund service fee payable                                                 10,053
                                                                  -------------
  Total Liabilities                                                   7,132,737
                                                                  -------------
Net Assets Applicable to Outstanding Shares                       $  99,383,021
                                                                  =============

Net Asset Value and Offering Price per Share
  Class A Shares
$88,767,158 / 13,831,587 shares outstanding                       $        6.42
Sales Charge -- 4.00% of offering price                                    0.27
                                                                  -------------
Maximum Offering Price                                            $        6.69
                                                                  =============

  Class B Shares
$10,615,863 / 1,650,643 shares outstanding                        $        6.43
                                                                  =============

Net Assets Represent
Capital stock at par value                                        $     154,822
Paid-in capital                                                     100,657,873
Accumulated distributions in excess of
 net investment income                                                  (12,948)
Accumulated undistributed net realized loss
 on investments                                                      (3,536,105)
Unrealized appreciation of investments                                2,119,379
                                                                  -------------
Net Assets                                                        $  99,383,021
                                                                  =============
Investments at Cost                                               $ 102,354,112
                                                                  =============

See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                          $   3,481,094
                                                                  -------------
Expenses:
Management advisory fee                                                 261,058
Transfer agent and custodian                                             72,304
Distribution expense (Class A Shares)                                    88,950
Distribution expense (Class B Shares)                                    46,850
Accounting services                                                      15,235
Auditing fees                                                             4,400
Legal fees                                                                1,700
Reports and notices to shareholders                                       5,500
Directors' fees and expenses                                              5,258
Other                                                                    14,673
                                                                  -------------
  Total Expenses                                                        515,928
  Expense Reimbursement                                                 (39,493)
  Expense Offset                                                        (11,629)
                                                                  -------------
  Net Expenses                                                          464,806
                                                                  -------------
Net Investment Income                                                 3,016,288
                                                                  -------------

Realized and Unrealized Gain (Loss) on Investments

Net realized gain on sales of investments                               803,424
Net change in unrealized appreciation (depreciation)                    (18,836)
                                                                  -------------
Net Realized and Unrealized Gain (Loss) on Investments                  784,588
                                                                  -------------
Net Increase in Net Assets from Operations                        $   3,800,876
                                                                  =============

See Notes to Financial Statements.
36

Sentinel Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                          Six Months             Year
                                                               Ended            Ended
                                                             5/31/98         11/30/97
                                                         (Unaudited)
                                                       -------------    -------------
Increase in Net Assets from Operations
Net Investment income                                  $   3,016,288    $   6,196,358
Net realized gain on sales of investments                    803,424           40,248
Net change in unrealized appreciation (depreciation)         (18,836)           2,486
                                                       -------------    -------------
Net increase in net assets from operations                 3,800,876        6,239,092
                                                       -------------    -------------

Distributions to Shareholders
From net investment income
  Class A Shares                                          (2,747,014)      (5,792,899)
  Class B Shares                                            (249,191)        (339,384)
From net realized gain on investments
  Class A Shares                                                  --               --
  Class B Shares                                                  --               --
                                                       -------------    -------------
Total distributions to shareholders                       (2,996,205)      (6,132,283)
                                                       -------------    -------------

From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                           7,370,264       11,715,128
  Class B Shares                                           3,344,852        4,004,623
Net asset value of shares in reinvestment
   of dividends and distributions
  Class A Shares                                           1,857,344        3,914,792
  Class B Shares                                             153,891          231,042
                                                       -------------    -------------
                                                          12,726,351       19,865,585
Less: Payments for shares reacquired
  Class A Shares                                          (9,951,733)     (26,313,113)
  Class B Shares                                          (1,067,334)        (910,853)
                                                       -------------    -------------
Increase (Decrease) in net assets from
   capital share transactions                              1,707,284       (7,358,381)
                                                       -------------    -------------
Total Increase (Decrease) in Net Assets for period         2,511,955       (7,251,572)
Net Assets: Beginning of period                           96,871,066      104,122,638
                                                       -------------    -------------
Net Assets: End of period                              $  99,383,021    $  96,871,066
                                                       =============    =============

Distributions in Excess of Net Investment Income
   at End of Period                                    $     (12,948)   $     (14,366)
                                                       =============    =============

See Notes to Financial Statements.

Sentinel Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

--------------------------------------------------------------------------------

                                                         Six Months
                                                      Ended 5/31/98  Year Ended   Year Ended   Year Ended    Year Ended Year Ended
Class A Shares                                          (Unaudited)    11/30/97     11/30/96     11/30/95      11/30/94   11/30/93
                                                      -------------  ----------   ----------   ----------    ---------- ----------
Net asset value at beginning of period                        $6.36       $6.35        $6.49        $5.85         $6.90      $6.56
                                                      -------------  ----------   ----------   ----------    ---------- ----------

Income from Investment Operations
Net investment income                                          0.20        0.40         0.41         0.42          0.39       0.41
Net realized and unrealized gain (loss) on investments         0.06        0.01        (0.14)        0.64         (0.70)      0.46
                                                      -------------  ----------   ----------   ----------    ---------- ----------
Total from investment operations                               0.26        0.41         0.27         1.06         (0.31)      0.87
                                                      -------------  ----------   ----------   ----------    ---------- ----------

Less Distributions
Dividends from net investment income                           0.20        0.40         0.41         0.42          0.39       0.41
Distributions from realized gains on investments                 --          --           --           --          0.35       0.12
                                                      -------------  ----------   ----------   ----------    ---------- ----------
Total Distributions                                            0.20        0.40         0.41         0.42          0.74       0.53
                                                      -------------  ----------   ----------   ----------    ---------- ----------
Net asset value at end of period                              $6.42       $6.36        $6.35        $6.49         $5.85      $6.90
                                                      =============  ==========   ==========   ==========    ========== ==========

Total Return (%) (*)                                            4.1++       6.7          4.5         18.8          (4.9)      13.7

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                0.87+       0.97         0.98         0.99          0.98       0.92
Ratio of expenses to average net assets before
expense reductions (%) (**)                                    0.97+       0.99         1.00         1.03          0.98       0.92
Ratio of net investment income to average net assets (%)       6.21+       6.37         6.46         6.81          6.34       5.98
Ratio of net investment income to average net assets before
voluntary expense reimbursements (%)                           6.13+       6.37         6.46         6.81          6.34       5.98
Portfolio turnover rate (%)                                      74         130          176          237           133        147
Net assets at end of period (000 omitted)                   $88,767     $88,756      $99,408     $108,755       $80,487    $83,387


                                                                 Six Months          Year   Eight Months
                                                              Ended 5/31/98         Ended          Ended
Class B Shares (A)                                              (Unaudited)      11/30/97       11/30/96
                                                              -------------    ----------   ------------
Net asset value at beginning of period                                $6.38        $ 6.36        $  6.30
                                                              -------------    ----------   ------------

Income from Investment Operations
Net investment income                                                  0.17          0.34           0.21
Net realized and unrealized gain on investments                        0.05          0.02           0.06
                                                              -------------    ----------   ------------
Total from investment operations                                       0.22          0.36           0.27
                                                              -------------    ----------   ------------

Less Distributions
Dividends from net investment income                                   0.17          0.34           0.21
Distributions from realized gains on investments                         --            --             --
                                                              -------------    ----------   ------------
Total Distributions                                                    0.17          0.34           0.21
                                                              -------------    ----------   ------------
Net asset value at end of period                                      $6.43        $ 6.38        $  6.36
                                                              =============    ==========   ============

Total Return (%) (*)                                                    3.5++         5.9            4.5++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        1.72+         1.87           2.16+
Ratio of expenses to average net assets before
expense reductions (%) (**)                                            1.86+         1.90           2.18+
Ratio of net investment income to average net assets (%)               5.35+         5.46           5.28+
Ratio of net investment income to average net assets before
voluntary expense reimbursements (%)                                   5.23+         5.46           5.28+
Portfolio turnover rate (%)                                              74           130            176
Net assets at end of period (000 omitted)                           $10,616       $ 8,115        $ 4,714

(A)  Commenced operations April 1, 1996.
+    Annualized
++   Not Annualized
(*) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
(**) Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
38

Sentinel Government Securities Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                 Principal Amount      Value
                                                    (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------

U.S. Government Obligations 125.1%
U.S. Treasury Obligations 48.4%
5-Year:
 Note 5.5%, '03                                        6000M        $ 5,987,040
                                                                    -----------
10-Year:
 Note 5.5%, '08                                       12500M         12,424,500
 Note 5.625%, '08                                      2000M          2,011,280
                                                                    -----------
                                                                     14,435,780
                                                                    -----------
30-Year:
 Note 6.125%, '27                                     14000M         14,638,120
                                                                    -----------
Total U.S. Treasury Obligations                                      35,060,940
                                                                    -----------
U.S. Government Agency Obligations 76.7%
Federal Home Loan Mortgage Corporation 14.9%
Agency Discount Notes:
 5.43%, 06/08/98                                       5000M          4,994,720
                                                                    -----------
15-Year:
 9.5%, '05                                              701M            736,232
 9%, '06                                                122M            125,884
 6.5%, '07                                             1376M          1,412,240
                                                                    -----------
                                                                      2,274,356
                                                                    -----------
30-Year:
 8.25%, '05                                             138M            146,552
 11%, '09                                                15M             17,155
 11%, '15                                                30M             33,205
 11%, '15                                                39M             43,533
 11%, '15                                                 4M              4,256
 11%, '15                                                41M             45,379
 11%, '16                                                 6M              6,187
 11%, '16                                                 7M              8,746
 11%, '17                                                11M             12,110
 11%, '17                                               109M            120,665
 7.5%, '23                                             3019M          3,119,028
                                                                    -----------
                                                                      3,556,816
                                                                    -----------
Total Federal Home Loan
 Mortgage Corporation                                                10,825,892
                                                                    -----------
Federal National Mortgage Association 48.2%
Agency Discount Notes:
 5.41%, 06/15/98                                       8350M          8,332,433
 5.43%, 06/22/98                                       5000M          4,984,163
                                                                    -----------
                                                                     13,316,596
                                                                    -----------
Collateralized Mortgage Obligations:
 CMO Trust Series 22(Y)
  7.95%, '17                                           2830M          2,922,730
 FNMA 97-52(VC) 7.5%,  '10                             4000M          4,164,840
 FNMA 97-25(VB) 7%,  '12                               3000M          3,162,000
                                                                    -----------
                                                                     10,249,570
                                                                    -----------

--------------------------------------------------------------------------------
                                                  Principal Amount     Value
                                                     (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

15-Year:
 8.25%, '02                                              84M        $    87,187
 9.75%, '04                                             340M            359,628
 7.75%, '05                                            1468M          1,517,654
                                                                    -----------
                                                                      1,964,469
                                                                    -----------
30-Year:
 9.25%, '09                                             335M            358,416
 8%, '16                                                554M            580,771
 8%, '22                                                940M            976,850
 7.5%, '24                                             3145M          3,246,087
 6%, '25                                               1170M          1,143,449
 6%, '28                                               3243M          3,148,543
                                                                    -----------
                                                                      9,454,116
                                                                    -----------
Total Federal National
 Mortgage Association                                                34,984,751
                                                                    -----------
Government National
 Mortgage Association 13.6%
10-Year:
 7%, '03                                                600M            616,914
 7%, '03                                                846M            869,163
                                                                    -----------
                                                                      1,486,077
                                                                    -----------
15-Year:
 10%, '01                                                23M             24,925
                                                                    -----------
30-Year:
 11%, '14                                                58M             64,893
 8.25%, '26                                            1929M          2,025,737
 7%, '27                                               6121M          6,242,869
                                                                    -----------
                                                                      8,333,499
                                                                    -----------
Total Government National
 Mortgage Association                                                 9,844,501
                                                                    -----------
Total U.S. Government
 Agency Obligations                                                  55,655,144
                                                                    -----------
Total U.S. Government Obligations
 (Cost $90,225,539)                                                  90,716,084
                                                                    -----------

--------------------------------------------------------------------------------
                                                  Principal Amount    Value
                                                     (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

Corporate Short-Term Notes 17.9%
Chevron Oil Finance
 5.52%, 06/01/98                                       3000M        $ 3,000,000
G.E. Capital Corp.
 5.51%, 06/15/98                                       3500M          3,492,500
Merrill Lynch
 5.52%, 06/15/98                                       3500M          3,492,487
Norwest Financial
 5.47%, 06/01/98                                       3000M          3,000,000
                                                                    -----------
Total Corporate Short-Term Notes
 (Cost $12,984,987)                                                  12,984,987
                                                                    -----------

Repurchase Agreements 3.9%
 Repurchase agreement with Prudential Securities
 dated 05/29/98 at 5.55% to be repurchased at
 $2,801,295 on 06/01/98, collateralized by a
 $2,928,000 FHLMC Pool # 557 due 10/01/27
 valued at $2,875,386.
  (Cost $2,800,000)                                    2800M          2,800,000
                                                                    -----------
 Total Investments
  (Cost $106,010,526) *                                             106,501,071

Excess of Liabilities
 Over Other Assets (46.9%)                                          (33,985,540)
                                                                    -----------
Net Assets                                                          $72,515,531
                                                                    ===========

--------------------------------------------------------------------------------
 * Also cost for federal income tax purposes. At May 31, 1998 unrealized appreciation for federal income tax purposes aggregated $490,545 of which $596,616 related to appreciated securities and $106,071 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Government Securities Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                             $ 106,501,071
Cash and cash equivalents                                               82,569
Receivable for securities sold                                      12,090,868
Receivable for fund shares sold                                        175,759
Receivable for interest                                                641,369
Receivable fund administrator                                           18,842
                                                                 -------------
  Total Assets                                                     119,510,478
                                                                 -------------

Liabilities
Payable for securities purchased                                    46,908,931
Accrued expenses                                                        23,190
Management fee payable                                                  32,589
Distribution fee payable                                                22,109
Fund service fee payable                                                 8,128
                                                                 -------------
  Total Liabilities                                                 46,994,947
                                                                 -------------
Net Assets Applicable to Outstanding Shares                      $  72,515,531
                                                                 =============

Net Asset Value and Offering Price Per Share
$72,515,531/7,120,194 shares outstanding                         $       10.18
Sales Charge -- 4.00% of Offering Price                                   0.42
                                                                 -------------
Maximum Offering Price Per Share                                 $       10.60
                                                                 =============


Net Assets Represent
Capital stock at par value                                       $      71,202
Paid-in capital                                                     76,317,453
Accumulated distributions in excess of
 net investment income                                                 (19,477)
Accumulated undistributed net realized loss
 on investments                                                     (4,344,192)
Unrealized appreciation of investments                                 490,545
                                                                 -------------
Net Assets                                                       $  72,515,531
                                                                 =============

Investments at Cost                                              $ 106,010,526
                                                                 =============

Sentinel Government Securities Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                         $   2,633,507
                                                                 -------------
Expenses:
Management advisory fee                                                196,877
Transfer agent and custodian                                            65,133
Distribution expense                                                    74,135
Accounting services                                                     11,525
Auditing fees                                                            1,800
Legal fees                                                               1,000
Reports and notices to shareholders                                      3,500
Directors' fees and expenses                                             3,995
Other                                                                   13,368
                                                                 -------------
  Total Expenses                                                       371,333
  Expense Reimbursement                                                (18,842)
  Expense Offset                                                        (3,333)
                                                                 -------------
  Net Expenses                                                         349,158
                                                                 -------------
Net Investment Income                                                2,284,349
                                                                 -------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                            1,532,929
Net change in unrealized appreciation (depreciation)                  (848,649)
                                                                 -------------
Net Realized and Unrealized Gain (Loss) on Investments                 684,280
                                                                 -------------
Net Increase in Net Assets from Operations                       $   2,968,629
                                                                 =============

See Notes to Financial Statements.
40

Sentinel Government Securities Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Six Months            Year
                                                                Ended           Ended
                                                              5/31/98        11/30/97
                                                          (Unaudited)
                                                         ------------    ------------
Increase in Net Assets from Operations
Net investment income                                    $  2,284,349    $  5,009,119
Net realized gain on sales of investments                   1,532,929         370,658
Net change in unrealized appreciation (depreciation)         (848,649)        (65,921)
                                                         ------------    ------------
Net increase in net assets from operations                  2,968,629       5,313,856
                                                         ------------    ------------

Distributions to Shareholders
From net investment income                                 (2,257,771)     (4,829,535)
From net realized gain on investments                              --              --
                                                         ------------    ------------
Total distributions to shareholders                        (2,257,771)     (4,829,535)
                                                         ------------    ------------

From Capital Share Transactions
Net proceeds from sales of shares                           4,168,634       6,651,510
Net asset value of shares in reinvestment
  of dividends and distributions                            1,747,180       3,691,450
                                                         ------------    ------------
                                                            5,915,814      10,342,960
Less: Payments for shares reacquired                       (9,920,691)    (27,316,752)
                                                         ------------    ------------
Decrease in net assets from capital share transactions     (4,004,877)    (16,973,792)
                                                         ------------    ------------
Total Decrease in Net Assets for period                    (3,294,019)    (16,489,471)
Net Assets: Beginning of period                            75,809,550      92,299,021
                                                         ------------    ------------
Net Assets: End of period                                $ 72,515,531    $ 75,809,550
                                                         ============    ============
Distributions in Excess of Net Investment Income
  at End of Period                                       $    (19,477)   $    (16,276)
                                                         ============    ============

See Notes to Financial Statements.

Sentinel Government Securities Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                        Six Months
                                                     Ended 5/31/98   Year Ended  Year Ended   Year Ended   Year Ended    Year Ended
                                                        (Unaudited)    11/30/97    11/30/96     11/30/95     11/30/94      11/30/93
                                                     -------------   ----------  ----------   ----------   ----------    ----------
Net asset value at beginning of period                    $  10.09     $  10.00    $  10.30     $   9.31     $  10.45      $  10.18
                                                          --------     --------    --------     --------     --------      --------
Income from Investment Operations
Net investment income                                         0.31         0.59        0.61         0.63         0.59          0.62
Net realized and unrealized gain (loss) on investments        0.09         0.09       (0.30)        0.99        (1.04)         0.42
                                                          --------     --------    --------     --------     --------      --------
Total from investment operations                              0.40         0.68        0.31         1.62        (0.45)         1.04
                                                          --------     --------    --------     --------     --------      --------
Less Distributions
Dividends from net investment income                          0.31         0.59        0.61         0.63         0.58          0.60
Distributions from realized gains on investments                --           --          --           --         0.11          0.17
                                                          --------     --------    --------     --------     --------      --------
Total Distributions                                           0.31         0.59        0.61         0.63         0.69          0.77
                                                          --------     --------    --------     --------     --------      --------
Net asset value at end of period                          $  10.18     $  10.09    $  10.00     $  10.30     $   9.31      $  10.45
                                                          ========     ========    ========     ========     ========      ========
Total Return (%) *                                             4.0++        7.2         3.2         17.9         (4.5)         10.6

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               0.94+        0.98        1.00         1.03         1.00          0.98
Ratio of expenses to average net assets before
  expense reductions (%) **                                   1.00+        0.99        1.01         1.04         1.00          0.98
Ratio of net investment income to average net assets (%)      6.15+        6.15        6.18         6.50         5.95          6.06
Ratio of net investment income to average net assets
  before voluntary expense reimbursements (%)                 6.10+        6.15        6.18         6.50         5.95          6.06
Portfolio turnover rate (%)                                    159          249         614          367          149            97
Net assets at end of period (000 omitted)                 $ 72,516     $ 75,810    $ 92,299     $108,100     $104,457      $134,749

 + Annualized
++ Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and
   (1)H.

See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                 Principal Amount     Value
                                                    (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 94.7%
U.S. Treasury Obligations5.0%
5-Year:
 5.5%, '03                                            3000M        $ 2,993,520
                                                                   -----------
U.S. Government Agency Obligations 89.7%
Federal Home Loan Mortgage Corporation 47.4%
Collateralized Mortgage Obligations:
 FHLMC 1057(D), 8%, '00                                525M            536,048
 FHLMC 1834G, 7%, '05                                 2919M          2,994,836
 FHLMC 1998 PB 6.5%, '20                              3500M          3,505,460
 FHLMC 53(A) P11, 9.5%, '20                              3M              2,737
 FSPC T-2A, 7%, '21                                    378M            378,519
 Merrill Lynch Trust Series 5(B), 6%, '18               78M             76,091
                                                                   -----------
                                                                     7,493,691
                                                                   -----------
10-Year:
 6.5%, '04                                             616M            633,380
                                                                   -----------
15-Year:
 8.5%, '01                                             459M            476,037
 9%, '01                                               201M            209,161
 9%, '01                                               196M            203,708
 9.5%, '01                                               1M              1,507
 9.5%, '01                                               3M              2,953
 7.5%, '02                                             338M            350,191
 8%, '02                                               502M            520,535
 9%, '02                                               474M            491,900
 9.5%, '03                                               3M              3,537
 9.5%, '03                                             256M            270,575
 9.5%, '04                                             132M            138,410
 10%, '05                                              115M            121,396
 9%, '06                                               562M            588,909
 8.5%, '07                                              46M             48,061
 9%, '07                                               394M            413,246
 8%, '08                                               224M            231,154
 5.5%, '09                                             854M            850,077
 8%, '11                                              1064M          1,098,784
 7.5%, '11                                            1488M          1,538,122
 8%, '12                                               398M            412,311
 8%, '12                                              1138M          1,174,677
 6.5%, '13                                             986M            993,283
                                                                   -----------
                                                                    10,138,534
                                                                   -----------
30-Year:
 8.5%, '03                                             648M            686,468
 7%, '06                                               688M            703,585
 6.5%, '07                                             672M            697,484
 7%, '07                                               345M            353,069
 8%, '07                                               490M            518,564
 8.25%, '07                                            500M            527,232
 7.5%, '08                                             875M            916,907
 7.5%, '08                                             607M            636,294
 7.5%, '09                                             554M            580,708
 7.75%, '09                                            609M            640,030
 8%, '09                                               257M            271,513
 8%, '09                                               226M            238,615
 8.5%, '09                                            1309M          1,393,421
 10.25%, '09                                            20M             21,497
 9.25%. '11                                           1352M          1,454,198
 8%, '23                                               757M            793,588
                                                                   -----------
                                                                    10,433,173
                                                                   -----------

Total Federal Home Loan Mortgage Corporation                        28,698,778
                                                                   -----------
Federal National Mortgage Association 36.1%
Agency Debenture:
 5.75%, 03                                            3000M          2,997,210
                                                                   -----------
Collateralized Mortgage Obligations:
 FNMA 1992 - 20(PG) 7%, '05                             42M             42,011
 FNMA 97-52(VC) 7.5%, '10                             2877M          2,995,561
 FNMA G96-2C 7.5%, '11                                 500M            507,800
 FNMA  97-25(VB) 7%, '12                              3150M          3,320,100
                                                                   -----------
                                                                     6,865,472
                                                                   -----------
7-Year Balloon:
 7%, '04                                               803M            815,062
                                                                   -----------
15-Year:
 9%, '02                                                 5M              4,935
 9%, 02                                                672M            702,689
 10.5%, '03                                             33M             35,556
 6%, '04                                               826M            839,382
 7%, '05                                               529M            536,283
 8%, '05                                               437M            456,271
 7%, '07                                               394M            402,897
 7.5%, '07                                             204M            213,635
 7.25%, '09                                           1153M          1,185,265
 8.5%, '10                                             324M            337,329
                                                                   -----------
                                                                     4,714,242
                                                                   -----------
30-Year:
 8%, '04                                               274M            287,245
 8%, '04                                               194M            203,866
 9%, '04                                               681M            712,072
 7.75%, '06                                            491M            512,175
 7%, '07                                               586M            607,020
 8%, '08                                               547M            574,005
 8.25%, '09                                            230M            241,633
 8.75%, '09                                            183M            194,388
 8.5%, '11                                             201M            212,565
 8%, '12                                               966M          1,014,125
 8.75%, '13                                             64M             67,968
 12.5%, '14                                            239M            274,034
 8.25%, '17                                            427M            449,492
 8%, '22                                               940M            976,850
 8.25%, '22                                            141M            149,070
                                                                   -----------
                                                                     6,476,508
                                                                   -----------

Total Federal National Mortgage Association                         21,868,494
                                                                   -----------

Government National Mortgage Association 6.2%
Collateralized Mortgage Obligations:
CMO Trust 27(A) 7.25%, '17                             221M            223,273
MDC Asset Inv
 Trust XII 3, 8.94%, '18                               717M            731,760
                                                                   -----------
                                                                       955,033
                                                                   -----------
15-Year:
 10.75%, '98                                             3M              2,802
 10.75%, '98                                             0M                308
 11.25%, '98                                             0M                 55
 9.5%, '99                                               2M              2,646
 10.25%, '99                                             4M              4,790
 11%, '00                                                4M              4,585
 11.25%, '00                                            10M             11,284
 9%, '01                                                17M             18,271
 9.75%, '01                                              5M              5,261
 9.75%, '01                                              2M              1,761
 9.5%, '04                                               7M              7,260
 9%, '07                                                25M             26,398
 7.5%, '08                                             380M            394,216
 8%, '08                                               403M            417,918
 9%, '11                                               383M            403,245
                                                                   -----------
                                                                     1,300,800
                                                                   -----------
20-Year:
 9.25%, '07                                             34M             36,185
 9.75%, '10                                             97M            104,091
                                                                   -----------
                                                                       140,276
                                                                   -----------
30-Year:
 6.5%, '03                                             237M            238,250
 8%, '03                                               271M            285,488
 7.75%, 05                                             305M            320,128
 9%, '09                                               146M            156,810
 10%, '09                                               10M             10,628
 10%, '16                                               13M             13,746
 9.25%, '26                                            288M            310,715
                                                                   -----------
                                                                     1,335,765
                                                                   -----------

Total Government National Mortgage Association                       3,731,874
                                                                   -----------

Total U.S. Government Agency Obligations                            54,299,146
                                                                   -----------
Total U.S. Government Obligations
 (Cost $56,555,673)                                                 57,292,666
                                                                   -----------

Corporate Short-Term Notes 7.6%
Merrill Lynch 5.51%,
 6/01/98                                              1200M          1,200,000
Prudential Securities 5.55%,
 6/01/98                                              3400M          3,400,000
                                                                   -----------
 (Cost $4,600,000)                                                   4,600,000
                                                                   -----------
Total Investments
 (Cost $61,155,673)                                                 61,892,666

Excess of Liabilities Over Other Assets (2.3%)                      (1,358,220)
                                                                   -----------
Net Assets                                                         $60,534,446
                                                                   ===========

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes. At May 31, 1998 unrealized appreciation for federal income tax purposes aggregated $736,993 of which $799,377 related to appreciated securities and $62,384 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                             $ 61,892,666
Cash and cash equivalents                                              57,457
Receivable for securities sold                                      7,223,384
Receivable for interest                                               414,124
Receivable from fund administrator                                     36,142
                                                                 ------------
  Total Assets                                                     69,623,773
                                                                 ------------
Liabilities
Payable for securities purchased                                    9,006,775
Payable for fund shares repurchased                                     3,014
Accrued expenses                                                       10,965
Management fee payable                                                 26,870
Distribution fee payable                                               36,928
Fund service fee payable                                                4,775
                                                                 ------------
  Total Liabilities                                                 9,089,327
                                                                 ------------
Net Assets Applicable to Outstanding Shares                      $ 60,534,446
                                                                 ============
Net Asset Value and Offering Price Per Share
$60,534,446/6,121,669 shares outstanding                         $       9.89
Sales Charge -- 1.00% of Offering Price                                  0.10
                                                                 ------------
Maximum Offering Price Per Share                                 $       9.99
                                                                 ============

Net Assets Represent
Capital stock at par value                                       $     61,217
Paid-in capital                                                    60,965,174
Accumulated undistributed net investment income                        11,098
Accumulated undistributed net realized loss
 on investments                                                    (1,240,036)
Unrealized appreciation of investments                                736,993
                                                                 ------------
Net Assets                                                       $ 60,534,446
                                                                 ============
Investments at Cost                                              $ 61,155,673
                                                                 ============


Sentinel Short Maturity Government Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                         $  1,770,357
                                                                 ------------
Expenses:
Management advisory fee                                               136,480
Transfer agent and custodian                                           32,430
Distribution expense                                                   89,980
Accounting services                                                     7,800
Auditing fees                                                           2,750
Legal fees                                                              1,200
Reports and notices to shareholders                                     1,750
Directors' fees and expenses                                            2,666
Other                                                                  19,174
                                                                 ------------
  Total Expenses                                                      294,230
  Expense Reimbursement                                               (58,323)
  Expense Offset                                                       (3,630)
                                                                 ------------
  Net Expenses                                                        232,277
                                                                 ------------
Net Investment Income                                               1,538,080
                                                                 ------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                              34,325
Net change in unrealized appreciation                                 246,153
                                                                 ------------
Net Realized and Unrealized Gain on Investments                       280,478
                                                                 ------------
Net Increase in Net Assets from Operations                       $  1,818,558
                                                                 ============

See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                Six Months                 Year
                                                                     Ended                Ended
                                                                   5/31/98             11/30/97
                                                                (Unaudited)
                                                              ------------         ------------
Increase in Net Assets from Operations
Net investment income                                         $  1,538,080         $  2,621,254
Net realized gain (loss) on sales of investments                    34,325             (370,535)
Net change in unrealized appreciation                              246,153              211,738
                                                              ------------         ------------
Net increase in net assets from operations                       1,818,558            2,462,457
                                                              ------------         ------------
Distributions to Shareholders
From net investment income                                      (1,468,647)          (2,412,181)
From realized gain on sale of investments                               --                   --
                                                              ------------         ------------
Total distributions to shareholders                             (1,468,647)          (2,412,181)
                                                              ------------         ------------
From Capital Share Transactions
Net proceeds from sales of shares                               31,016,050           34,463,483
Net asset value of shares in reinvestment
  of dividends and distributions                                 1,190,929            1,991,335
                                                              ------------         ------------
                                                                32,206,979           36,454,818
Less: Payments for shares reacquired                           (17,066,702)         (27,934,530)
                                                              ------------         ------------
Increase in net assets from capital share transactions          15,140,277            8,520,288
                                                              ------------         ------------
Total Increase in Net Assets for period                         15,490,188            8,570,564
Net Assets: Beginning of period                                 45,044,258           36,473,694
                                                              ------------         ------------
Net Assets: End of period                                     $ 60,534,446         $ 45,044,258
                                                              ============         ============
Undistributed Net Investment Income
  at End of Period                                            $     11,098         $      7,429
                                                              ============         ============

See Notes to Financial Statements.

Sentinel Short Maturity Government Securities Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months             Year              Year       Eight Months
                                                            Ended 5/31/98            Ended             Ended              Ended
                                                               (Unaudited)        11/30/97          11/30/96         11/30/95(A)
                                                               ----------       ----------        ----------         ----------
Net asset value at beginning of period                         $     9.82       $     9.81        $     9.84         $     9.64
                                                               ----------       ----------        ----------         ----------
Income from Investment Operations
Net investment income                                                0.28             0.56              0.57               0.40
Net realized and unrealized gain (loss) on investments               0.07             0.01             (0.03)              0.20
                                                               ----------       ----------        ----------         ----------
Total from investment operations                                     0.35             0.57              0.54               0.60
                                                               ----------       ----------        ----------         ----------
Less Distributions
Dividends from net investment income                                 0.28             0.56              0.57               0.40
Distributions from realized gains on investments                       --               --                --                 --
                                                               ----------       ----------        ----------         ----------
Total Distributions                                                  0.28             0.56              0.57               0.40
                                                               ----------       ----------        ----------         ----------
Net asset value at end of period                               $     9.89       $     9.82        $     9.81         $     9.84
                                                               ==========       ==========        ==========         ==========
Total Return (%) *                                                    3.6++            6.0               5.6                6.3++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                      0.90+            1.00              1.00               1.00+
Ratio of expenses to average net assets before
  expense reductions (%) **                                          1.14+            1.18              1.20               1.38+
Ratio of net investment income to average net assets (%)             5.96+            6.20              6.09               6.07+
Ratio of net investment income to average net assets before
  voluntary expense reimbursements (%)                               5.74+            6.14              5.93               5.76
Portfolio turnover rate (%)                                            85               61               120                 58
Net assets at end of period (000 omitted)                      $   60,534       $   45,044        $   36,474         $   28,417

(A) Commenced operations March 27, 1995.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and
    (1) H.

See Notes to Financial Statements.

Sentinel U.S.Treasury Money Market Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                             Principal Amount         Value
                                                (M=$1,000)           (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Obligations 99.4%
U S Treasury Bill
 5.14%, 06/04/98                                  2000M           $ 1,999,143
U S Treasury Bill
 4.98%, 06/11/98                                  2500M             2,496,542
U S Treasury Bill
 5%, 06/18/98                                     1500M             1,496,458
U S Treasury Bill
 5.02%, 06/18/98                                  1250M             1,247,037
U S Treasury Bill
 4.97%, 06/25/98                                  1300M             1,295,693
U S Treasury Note
 6.25%, 06/30/98                                  1500M             1,500,971
U S Treasury Bill
 4.9%, 07/09/98                                   2000M             1,989,655
U S Treasury Note
 8.25%, 07/15/98                                  5000M             5,018,016
U S Treasury Bill
 4.85%, 07/23/98                                  1000M               992,994
U S Treasury Bill
 4.855%, 07/23/98                                 1000M               992,987
U S Treasury Bill
 4.92%, 07/23/98                                  3000M             2,978,680
U S Treasury Note
 6.25%, 07/31/98                                  3500M             3,504,774
U S Treasury Bill
 4.925%, 08/06/98                                 2000M             1,981,942
U S Treasury Bill
 5.015%, 08/06/98                                 3525M             3,492,591
U S Treasury Bill
 4.995%, 08/13/98                                 5000M             4,949,356
U S Treasury Bill
 5.045%, 08/20/98                                 5000M             4,943,944
U S Treasury Bill
 5.06%, 08/20/98                                  2300M             2,274,138
U S Treasury Bill
 5.065%, 08/20/98                                 1500M             1,483,117
U S Treasury Note
 4.75%, 08/31/98                                  5050M             5,041,671
U S Treasury Note
 6.125%, 08/31/98                                 5000M             5,008,516
U S Treasury Note
 6.125%, 08/31/98                                 4925M             4,933,579
U S Treasury Bill
 5.065%, 09/10/98                                 2000M             1,971,580
U S Treasury Bill
 5.085%, 09/10/98                                 3100M             3,055,775
U S Treasury Bill
 5.04%, 09/17/98                                  2000M             1,969,760
U S Treasury Bill
 5.045%, 09/17/98                                 7000M             6,894,055
U S Treasury Bill
 5.085%, 09/17/98                                 1300M             1,280,169
U S Treasury Bill
 5.01%, 09/24/98                                  3000M             2,951,988
U S Treasury Note
 4.75%, 09/30/98                                  1535M             1,532,078
U S Treasury Note
 6%, 09/30/98                                     2000M             2,003,803
U S Treasury Note
 6%, 09/30/98                                     2000M             2,004,078
U S Treasury Note
 6%, 09/30/98                                     5000M             5,009,761
U S Treasury Note
 6%, 09/30/98                                     3000M             3,006,077
                                                                  -----------
Total Investments
 (Amortized Cost $91,300,928)*                                     91,300,928

Excess of Other Assets
 Over Liabilities 0.6%                                                518,377
                                                                  -----------
Net Assets                                                        $91,819,305
                                                                  ===========
--------------------------------------------------------------------------------
* Also cost for federal income tax purposes.

                                              See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $91,300,928
Cash and cash equivalents                                             906,387
Receivable for fund shares sold                                       610,019
Receivable for interest                                               617,410
                                                                  -----------
  Total Assets                                                     93,434,744
                                                                  -----------
Liabilities
Payable for fund shares repurchased                                 1,202,839
Dividends payable                                                     338,573
Accrued expenses                                                       32,475
Management fee payable                                                 29,954
Fund service fee payable                                               11,598
                                                                  -----------
  Total Liabilities                                                 1,615,439
                                                                  -----------
Net Assets Applicable to Outstanding Shares                       $91,819,305
                                                                  ===========
Net Asset Value
  Class A Shares
$87,924,654/87,924,654 shares outstanding                         $      1.00
                                                                  ===========
  Class B Shares
$3,894,651/3,894,651 shares outstanding                           $      1.00
                                                                  ===========
Net Assets Represent
Capital stock at par value                                        $   918,193
Paid-in capital                                                    90,901,112
                                                                  -----------
Net Assets                                                        $91,819,305
                                                                  ===========
Investments at Cost                                               $91,300,928
                                                                  ===========


Sentinel U.S. Treasury Money Market Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                          $ 2,237,754
                                                                  -----------
Expenses
Management advisory fee                                               170,998
Transfer agent and custodian                                           97,436
Accounting services                                                    13,095
Auditing fees                                                           3,675
Legal fees                                                              2,075
Reports and notices to shareholders                                     4,425
Directors' fees and expenses                                            4,514
Other                                                                  19,884
                                                                  -----------
  Total Expenses                                                      316,102
  Expense Offset                                                       (1,636)
                                                                  -----------
  Net Expenses                                                        314,466
                                                                  -----------
Net Investment Income and Net Increase in
Net Assets from Operations                                        $ 1,923,288
                                                                  ===========

See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                 Six Months                  Year
                                                                      Ended                 Ended
                                                                    5/31/98              11/30/97
                                                                 (Unaudited)
                                                              -------------         -------------
Increase in Net Assets from Operations
Net investment income                                         $   1,923,288         $   3,906,356
                                                              -------------         -------------
Distributions to Shareholders
From net investment income
  Class A Shares                                                 (1,836,917)           (3,725,989)
  Class B Shares                                                    (86,371)             (180,367)
                                                              -------------         -------------
Total Distributions to Shareholders                              (1,923,288)           (3,906,356)
                                                              -------------         -------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                                 87,174,641           198,798,449
  Class B Shares                                                  3,560,724             7,962,012
Net asset value of shares in reinvestment
of dividends and distributions
  Class A Shares                                                  1,628,179             3,338,706
  Class B Shares                                                     76,010               150,530
                                                              -------------         -------------
                                                                 92,439,554           210,249,697
Less: Payments for shares reacquired
  Class A Shares                                                (86,789,661)         (197,029,796)
  Class B Shares                                                 (3,175,690)           (7,839,276)
                                                              -------------         -------------
Increase in net assets from capital share transactions            2,474,203             5,380,625
                                                              -------------         -------------
Total Increase in Net Assets for period                           2,474,203             5,380,625
Net Assets: Beginning of period                                  89,345,102            83,964,477
                                                              -------------         -------------
Net Assets: End of period                                     $  91,819,305         $  89,345,102
                                                              =============         =============

See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                                                            Nine
                                                    Ended 5/31/98    Year Ended  Year Ended  Year Ended   Year Ended Months Ended
Class A Shares                                         (Unaudited)     11/30/97    11/30/96    11/30/95     11/30/94   11/30/93(A)
                                                    -------------    ----------  ----------  ----------   ---------- -------------
Net asset value at beginning of period                   $   1.00      $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
                                                         --------      --------    --------    --------     --------     --------
Income from Investment Operations
Net investment income                                        0.02          0.04        0.04        0.05         0.03         0.02
Net realized and unrealized gain (loss) on investments         --            --          --          --           --           --
                                                         --------      --------    --------    --------     --------     --------
Total from investment operations                             0.02          0.04        0.04        0.05         0.03         0.02
                                                         --------      --------    --------    --------     --------     --------
Less Distributions
Dividends from net investment income                         0.02          0.04        0.04        0.05         0.03         0.02
Distributions from realized gains on investments               --            --          --          --           --           --
                                                         --------      --------    --------    --------     --------     --------
Total Distributions                                          0.02          0.04        0.04        0.05         0.03         0.02
                                                         --------      --------    --------    --------     --------     --------
Net asset value at end of period                         $   1.00      $   1.00    $   1.00    $   1.00     $   1.00     $   1.00
                                                         ========      ========    ========    ========     ========     ========
Total Return (%) **                                           2.3++         4.6         4.6         5.0          3.1          1.7++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              0.74+         0.76        0.78        0.81         0.81          .85+
Ratio of expenses to average net assets before
  expense reductions (%) ***                                 0.74+         0.77        0.78        0.82         0.81          .87+
Ratio of net investment income to average net assets (%)     4.49+         4.46        4.38        4.83         3.01         2.20+*
Net assets at end of period (000 omitted)                $ 87,925      $ 85,911    $ 80,804    $ 80,664     $ 75,301     $ 72,252

----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months               Eight Months
                                                    Ended 5/31/98    Year Ended        Ended
Class B Shares                                         (Unaudited)     11/30/97   11/30/96(B)
                                                    -------------    ---------- ------------
Net asset value at beginning of period                   $   1.00      $   1.00     $   1.00
                                                         --------      --------     --------
Income from Investment Operations
Net investment income                                        0.02          0.05         0.03
Net realized and unrealized gain (loss) on investments         --            --           --
                                                         --------      --------     --------
Total from investment operations                             0.02          0.05         0.03
                                                         --------      --------     --------
Less Distributions
Dividends from net investment income                         0.02          0.05         0.03
Distributions from realized gains on investments               --            --           --
                                                         --------      --------     --------
Total Distributions                                          0.02          0.05         0.03
                                                         --------      --------     --------
Net asset value at end of period                         $   1.00      $   1.00     $   1.00
                                                         ========      ========     ========
Total Return (%) **                                           2.3++         4.6          3.0++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              0.73+         0.73          .76+
Ratio of expenses to average net assets before
  expense reductions (%) ***                                 0.74+         0.73          .77+
Ratio of net investment income to average net assets (%)     4.49+         4.50         4.40+
Net assets at end of period (000 omitted)                $  3,895      $  3,434     $  3,160

(A) Commenced operations March 1, 1993.
(B) Commenced operations April 1, 1996.
  + Annualized
 ++ Not annualized
  * Ratio of net investment income to average net assets would have been 2.18% in 1993, in the absence of a voluntary expense reimbursement.
 ** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.
*** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                              Principal Amount        Value
                                                 (M=$1,000)          (Note 1)
--------------------------------------------------------------------------------
Bonds 97.9%
California 10.8%
California General Obligation
 6.250%, 04/01/08                                   2000M           $2,282,200
Foothill/Eastern CA Toll
 6.500%, 01/01/32                                   3500M            3,827,145
San Mateo Cnty CA Power Rev (AMBAC)
 6.500%, 07/01/15                                   3000M            3,558,600
                                                                    ----------
                                                                     9,667,945
                                                                    ----------
Colorado 2.0%
Arapahoe County Capital Improvements
 6.950%, 08/31/20                                   1500M            1,783,305
                                                                    ----------
Delaware 0.6%
Delaware Health Facility Auth
 7.625%, 11/01/10                                    500M              548,780
                                                                    ----------
District of Columbia 0.6%
District of Columbia G/O (AMBAC)
 7.500%, 06/01/09                                    500M              526,910
                                                                    ----------
Florida 3.1%
Orange County Healthcare A (MBIA)
 6.250%, 10/01/13                                   1500M            1,719,855
University Community Hospital Income (FSA)
 7.500%, 09/01/11                                   1000M            1,094,210
                                                                    ----------
                                                                     2,814,065
                                                                    ----------
Hawaii 1.2%
Dept of Budget Financial of HI (FSA)
 7.650%, 07/01/19                                   1000M            1,123,920
Hawaii State Housing Finance
 7.800%, 07/01/29                                      5M                5,195
                                                                    ----------
                                                                     1,129,115
                                                                    ----------
Idaho 0.6%
Idaho Housing Agency Series D-1
 8.000%, 01/01/20                                    470M              530,414
                                                                    ----------
Illinois 5.9%
Illinois Educational
 Facs Authority
 6.100%, 12/15/16                                    560M              602,285
Illinois Housing Development Authority
 7.000%, 07/01/10                                    990M            1,065,794
Illinois State Sales Tax
 6.000%, 06/15/12                                   2180M            2,437,720
Illinois State Sales Tax Revenue
 6.500%, 06/15/13                                   1000M            1,179,370
                                                                    ----------
                                                                     5,285,169
                                                                    ----------
Indiana 0.1%
Indianapolis IN Economic Dev Revenue
 7.800%, 12/01/17                                     55M               57,559
                                                                    ----------

Kansas 0.2%
Kansas City Leavenworth Cty &
 City of Lenexa Series
 A - Mtg Rev
 8.400%, 05/01/15                                    130M              134,512
                                                                    ----------
Louisiana 0.6%
Jefferson LA Sales Tax (MBIA)
 8.250%, 07/01/02                                    500M              522,875
                                                                    ----------
Massachusetts 6.4%
Massachusetts State G/O (FGIC)
 6.000%, 08/01/09                                   1000M            1,134,170
Massachusetts State G/O
 6.875%, 07/01/10                                   1000M            1,098,610
Mass State Health & Educational Facs
 New England Baptist Hospital Revenue
 7.300%, 07/01/11                                   1000M            1,110,790
Mass State Tpk Auth Hwy Sys (MBIA)
 5.000%, 01/01/37                                   2500M            2,421,050
                                                                    ----------
                                                                     5,764,620
                                                                    ----------
Michigan 1.0%
Michigan State Building Authority
 6.250%, 10/01/20                                    170M              180,280
Redford MI Union School (AMBAC)
 5.000%, 05/01/22                                    750M              747,885
                                                                    ----------
                                                                       928,165
                                                                    ----------
Missouri 1.3%
Central Missouri St University (MBIA)
 7.000%, 07/01/14                                   1000M            1,105,260
Missouri Housing Development Comm
 9.375%, 04/01/16                                     40M               43,098
                                                                    ----------
                                                                     1,148,358
                                                                    ----------
Nebraska 2.4%
Omaha Public Power District
 6.150%, 02/01/12                                   1000M            1,132,430
Omaha Public Power District
 7.625%, 02/01/12                                   1000M            1,005,290
                                                                    ----------
                                                                     2,137,720
                                                                    ----------
New Hampshire 0.9%
New Hampshire Higher Ed & Health (MBIA)
 7.625%, 07/01/20                                    750M              794,212
                                                                    ----------
New Mexico 3.2%
Sante Fe County Revenue (FSA)
 6.000%, 02/01/27                                   2500M            2,895,275
                                                                    ----------
New York 26.7%
Long Island NY Power Electric
 5.250%, 12/01/26                                    300M              296,499
Monroe County NY G/O
 6.000%, 03/01/14                                   1000M            1,126,700
Municipal Asst Corp for NYC New York
 5.750%, 07/01/03                                   1500M            1,605,975
New York City NY (Prerefunded)
 7.100%, 02/01/09                                   1055M            1,173,234
New York City NY
 7.100%, 02/01/09                                    145M              159,636
New York City University CTFS of Par
 5.750%, 08/15/05                                   2000M            2,135,660
New York City NY G/O
 6.250%, 02/15/07                                   1500M            1,654,065
NYC Municipal Water Fin Authority
 7.000%, 06/15/07                                    250M              273,060
New York NY Series G
 5.750%, 02/01/20                                   1600M            1,668,496
NY State Dorm Authority
 6.375%, 07/01/08                                   1275M            1,378,556
NY State Dorm Authority Revenue
 5.750%, 07/01/15                                    750M              823,148
NY State Dorm Authority
 6.000%, 08/15/16                                   2800M            3,110,408
New York State Environment Facs
 6.600%, 09/15/12                                   1450M            1,603,845
NY State Environ Facs Corp (Prerefunded)
 7.250%, 06/15/10                                     40M               44,387
NY State Environmental Facs Corp
 7.250%, 06/15/10                                     10M               11,091
NY State Medical Care Facs (Prerefunded)
 7.875%, 08/15/08                                    175M              192,610
NY State Medical Care Facs
 7.875%, 08/15/08                                     75M               82,179
New York State Need Care
 6.800%, 08/15/24                                   2500M            2,905,825
Triborough Bridge & Tunnel Authority
 6.000%, 01/01/12                                   3250M            3,639,090
                                                                    ----------
                                                                    23,884,464
                                                                    ----------
North Carolina 1.2%
NC Eastern Municipal Power Agency
 6.000%, 01/01/06                                   1000M            1,076,090
                                                                    ----------

                                                                     (continued)

Sentinel Tax-Free Income Fund
Investment in Securities (cont'd.)
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                              Principal Amount        Value
                                                 (M=$1,000)          (Note 1)
--------------------------------------------------------------------------------

Ohio 0.6%
OH Housing Finance Authority
 7.050%, 09/01/16                                    530M          $   560,984
                                                                   -----------
Pennsylvania 4.4%
Montgomery Cty Higher Ed & Health
 8.300%, 06/01/10                                    500M              549,755
PA State Educational Facs Authority (MBIA)
 5.600%, 11/15/10                                   1000M            1,081,120
Pennsylvania State G/O
 6.250%, 07/01/11                                   2000M            2,298,100
                                                                   -----------
                                                                     3,928,975
                                                                   -----------
Puerto Rico 3.2%
Puerto Rico Hwy & Transportation
 5.500%, 07/01/36                                   2750M            2,872,128
                                                                   -----------
Tennessee 2.6%
Lawrenceburg TN Electrical Revenue (MBIA)
 6.625%, 07/01/18                                   1910M            2,305,809
                                                                   -----------
Texas 1.3%
North Central TX Health 6.250%, 05/15/10            1000M            1,120,980
                                                                   -----------
Utah 0.2%
Utah State Housing Finance Authority
 7.250%, 07/01/22                                     15M               15,943
                                                                   -----------
Vermont 4.9%
Vermont Education & Health Building
 7.050%, 10/01/16                                    900M              992,862
Vermont Education & Health Finance Agency
 6.000%, 09/01/13                                   1070M            1,122,334
Vermont Education & Health Norwich
 5.500%, 07/01/18                                   2295M            2,304,937
                                                                   -----------
                                                                     4,420,133
                                                                   -----------
Virginia 2.8%
Fairfax County Water Authority
 7.250%, 01/01/27                                   1000M            1,069,550
VA State Housing Development Authority
 5.200%, 01/01/06                                   1355M            1,414,390
                                                                   -----------
                                                                     2,483,940
                                                                   -----------
Washington 9.1%
King County WA General Obligation
 5.200%, 12/01/03                                   1750M            1,835,067
Snohomish County Washington School Dist
 7.100%, 12/01/07                                    500M              541,860
Washington State G/O
 6.200%, 03/01/11                                   1220M            1,397,644
Washington State Public Power
 7.625%, 07/01/10                                    250M              276,165
Washington State Public Power (MBIA)
 7.125%, 07/01/16                                   3295M            4,099,112
                                                                   -----------
                                                                     8,149,848
                                                                   -----------
Total Bonds
 (Cost $80,437,251)                                                 87,488,293
                                                                   -----------
Short-Term Investments 0.2%
 Port St Helens OR
 General Electric Project (a)
 4.000%, 06/01/10
 (Cost $200,000)                                     200M              200,000
                                                                   -----------
Total Investments
 (Cost $80,637,251)*                                                87,688,293

Excess of Other Assets
  Over Liabilities 1.9%                                              1,709,448
                                                                   -----------
Net Assets                                                         $89,397,741
                                                                   -----------

 * Also cost for federal income tax purposes. At May 31, 1998, net unrealized appreciation for federal income tax purposes aggregated $7,051,042 of which $7,056,910 related to appreciated securities and $5,868 related to depreciated securities.

(a)Variable rate security that may be tendered back to issuer prior to maturity, at par.

   The following abbreviations are used in portfolio descriptions:

   (AMBAC) - Guaranteed by AMBAC Indemnity Corp.

   (FGIC) - Guaranteed by Financial Guaranty Insurance Co.

   (FSA) - Guaranteed by Financial Security Assurance Inc.

   (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.

   G/O - General Obligation Bond

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                               $87,688,293
Cash and cash equivalents                                               51,155
Receivable for  interest                                             1,715,842
Receivable from fund administrator                                      30,619
                                                                   -----------
  Total Assets                                                      89,485,909
                                                                   -----------
Liabilities
Accrued expenses                                                        18,177
Management fee payable                                                  40,085
Distribution fee payable                                                22,979
Fund service fee payable                                                 6,927
                                                                   -----------
  Total Liabilities                                                     88,168
                                                                   -----------
Net Assets Applicable to Outstanding Shares                        $89,397,741
                                                                   ===========
Net Asset Value and Offering Price per Share
$89,397,741 / 6,567,511 shares outstanding                         $     13.61
Sales Charge-- 4.00% of offering price                                    0.57
                                                                   -----------
Maximum Offering Price                                             $     14.18
                                                                   -----------

Net Assets Represent
Capital stock at par value                                         $    65,675
Paid-in capital                                                     82,004,714
Accumulated undistributed net investment income                          1,128
Accumulated undistributed net realized gain
 on investments                                                        275,182
Unrealized appreciation of investments                               7,051,042
                                                                   -----------
Net Assets                                                         $89,397,741
                                                                   ===========
Investments at Cost                                                $80,637,251
                                                                   ===========

Sentinel Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                          $ 2,477,813
                                                                  -----------
Expenses:
Management advisory fee                                               236,266
Transfer agent and custodian                                           43,113
Distribution expense                                                   88,875
Accounting services                                                    13,800
Auditing fees                                                           3,700
Legal fees                                                              1,500
Reports and notices to shareholders                                     3,200
Directors' fees and expenses                                            4,770
Other                                                                  13,989
                                                                  -----------
  Total Expenses                                                      409,213
  Expense Reimbursement                                               (69,535)
  Expense Offset                                                       (4,713)
                                                                  -----------
  Net Expenses                                                        334,965
                                                                  -----------
Net Investment Income                                               2,142,848
                                                                  -----------
Realized and Unrealized Gain  on Investments
Net realized gain on sales of investments                             275,147
Net change in unrealized appreciation                                 779,796
                                                                  -----------
Net Realized and Unrealized Gain on Investments                     1,054,943
                                                                  -----------
Net Increase in Net Assets from Operations                        $ 3,197,791
                                                                  ===========
See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                             Six Months                  Year
                                                                  Ended                 Ended
                                                                5/31/98              11/30/97
                                                             (Unaudited)
                                                          -------------         -------------
Increase in Net Assets from Operations
Net investment income                                     $   2,142,848         $   4,483,929
Net realized gain on sales of investments                       275,147             1,229,122
Net change in unrealized appreciation                           779,796               279,598
                                                          -------------         -------------
Net increase in net assets from operations                    3,197,791             5,992,649
                                                          -------------         -------------
Distributions to Shareholders
From net investment income
  Class A Shares                                             (2,141,786)           (4,463,971)
  Class B Shares                                                     --               (32,187)
From net realized gain on investments
  Class A Shares                                             (1,229,059)             (916,286)
  Class B Shares                                                     --                (8,418)
                                                          -------------         -------------
Total distributions to shareholders                          (3,370,845)           (5,420,862)
                                                          -------------         -------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                              7,180,352             7,209,749
  Class A Shares issued upon conversion from Class B                 --             1,168,657
  Class B Shares                                                     --               519,027
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                              2,443,364             3,629,221
  Class B Shares                                                     --                30,609
                                                          -------------         -------------
                                                              9,623,716            12,557,263
Less: Payments for shares reacquired
  Class A Shares                                             (7,988,386)          (24,604,903)
  Class B Shares                                                     --              (152,989)
  Class B Shares reacquired upon conversion
  into Class A shares                                                --            (1,168,657)
                                                          -------------         -------------
Increase (decrease) in net assets from
  capital share transactions                                  1,635,330           (13,369,286)
                                                          -------------         -------------
Total Increase (Decrease) in Net Assets for period            1,462,276           (12,797,499)
Net Assets: Beginning of period                              87,935,465           100,732,964
                                                          -------------         -------------
Net Assets: End of period                                 $  89,397,741         $  87,935,465
                                                          =============         =============
Undistributed Net Investment Income
  at End of Period                                        $       1,128         $          66
                                                          =============         =============

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                         Ended 5/31/98   Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
Class A Shares                                              (Unaudited)    11/30/97    11/30/96     11/30/95    11/30/94    11/30/93
                                                         -------------   ----------  ----------   ----------  ----------  ----------
Net asset value at beginning of period                        $  13.64     $  13.53    $  13.62     $  12.35    $  13.81    $  13.13
                                                            ----------   ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
Net investment income                                             0.33         0.65        0.65         0.67        0.68        0.73
Net realized and unrealized gain (loss) on investments            0.16         0.24       (0.09)        1.27       (1.34)       0.79
                                                            ----------   ----------  ----------   ----------  ----------  ----------
Total from investment operations                                  0.49         0.89        0.56         1.94       (0.66)       1.52
                                                            ----------   ----------  ----------   ----------  ----------  ----------
Less Distributions
Dividends from net investment income                              0.33         0.65        0.65         0.67        0.68        0.73
Distributions from realized gains on investments                  0.19         0.13          --           --        0.12        0.11
                                                            ----------   ----------  ----------   ----------  ----------  ----------
Total Distributions                                               0.52         0.78        0.65         0.67        0.80        0.84
                                                            ----------   ----------  ----------   ----------  ----------  ----------
Net asset value at end of period                              $  13.61     $  13.64    $  13.53     $  13.62    $  12.35    $  13.81
                                                            ==========   ==========  ==========   ==========  ==========  ==========
Total Return (%) *                                                 3.6++        6.9         4.3         16.0        (5.1)       11.9

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.75+        0.91        0.94         0.90        0.75        0.64
Ratio of expenses to average net assets before
  expense reductions (%) **                                       0.92+        0.95        0.97         0.99        0.94        0.90
Ratio of net investment income to average net assets (%)          4.81+        4.84        4.86         5.06        5.11        5.41
Ratio of net investment income to average net assets before
  voluntary expense reimbursement (%)                             4.65+        4.84        4.86         5.00        4.92        5.14
Portfolio turnover rate (%)                                         11           47         112          112          92          39
Net assets at end of period (000 omitted)                     $ 89,398     $ 87,935    $ 99,967     $110,506    $ 99,935    $111,968

------------------------------------------------------------------------------------------------------------------------------------
                                                                Eleven         Eight
                                                          Months Ended  Months Ended
Class B Shares                                              10/31/97(B)   11/30/96(A)
                                                          ------------  ------------
Net asset value at beginning of period                        $  13.54      $  13.28
                                                            ----------    ----------
Income from Investment Operations
Net investment income                                             0.43          0.32
Net realized and unrealized gain on investments                   0.22          0.26
                                                            ----------    ----------
Total from investment operations                                  0.65          0.58
                                                            ----------    ----------
Less Distributions
Dividends from net investment income                              0.44          0.32
Distributions from realized gains on investments                  0.13            --
                                                            ----------    ----------
Total Distributions                                               0.57          0.32
                                                            ----------    ----------
Net asset value at end of period                              $  13.62      $  13.54
                                                            ----------    ----------
Total Return (%) *                                                 5.0++         4.5++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   2.17+         2.18+
Ratio of expenses to average net assets before
  expense reductions (%) **                                       2.34+         2.48+
Ratio of net investment income to average net assets (%)          3.58+         3.61+
Portfolio turnover rate (%)                                         45           112
Net assets at end of period (000 omitted)                     $     --      $    766

(A) Commenced operations April 1, 1996.
(B) All Class B shares were converted to Class A shares as of October 31, 1997. + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Notes (2) and
    (1) H.

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Investment in Securities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                Principal Amount       Value
                                                   (M=$1,000)         (Note 1)
--------------------------------------------------------------------------------
Bonds 95.2%
New York 85.0%
City University NY Certificate of Participation
 5.75%, 08/15/05                                      300M          $  320,349
Insured University Revenue
 5.625%, 07/01/13 (MBIA)                              250M             262,580
Long Island NY Electric Power Revenue
 5.25%, 12/01/26                                      200M             197,666
Metro Transportation Authority
 5.75%, 07/01/13                                      250M             269,952
Monroe County G/O
 6.00%, 03/01/14                                      250M             281,675
Monroe Woodbury Central School Dist
 5.625%, 05/15/22 (MBIA)                              250M             260,530
New York City Municipal Water Fin. Auth
 6.00%, 06/15/17                                      100M             104,913
 5.75%, 06/15/20  (MBIA)                              220M             231,889
New York NY G/O Series G
 5.75%, 02/01/20                                      400M             417,124
New York State Dorm Authority Revenue
 Cornell Univ. - Ser A
 7.375%, 07/01/30                                      50M              54,094
State Univ. Educ. Fac. - Ser A
 7.20%, 05/15/06                                      200M             225,408
 5.00%, 05/15/10                                      250M             253,785
State Univ. Educ. Fac. - Ser A
 6.375%, 05/15/14                                     250M             278,137
New York University - Ser A
 5.75%, 07/01/15  (MBIA)                              250M             274,382
City University System
 5.625%, 07/01/16                                     250M             265,673
Nursing Home-Hebrew Home
 5.625%, 02/01/17                                     220M             233,858
Department of Health
 5.50%, 07/01/20                                      125M             126,291
Wyckoff Hights Medical Ctr
 5.3%, 08/15/21                                       250M             246,693
New York State Energy Resources
 7.50%, 07/01/25                                       50M              52,261
New York State Environmental Facilities
 5.75%, 01/15/13                                      250M             269,705
 5.75%, 03/15/13                                      300M             310,089
New York State Environmental Water Revenue
 7.25%, 06/15/10                                       60M              66,545
New York State Housing Finance Agency
 5.625%, 05/01/02                                     250M             260,700
New York State Local Govt Assistance Corp.
 7.00%, 04/01/08                                      100M             111,881
 5.375%, 04/01/16  (AMBAC)                            300M             308,283
New York State Medical Care Facilities
 7.875%, 08/15/20                                      10M              10,953
 7.875%,08/15/20 (Prerefunded)                         10M              11,006
 7.30%, 02/15/21                                       10M              11,087
 7.30%, 02/15/21 (Prerefunded)                         15M              16,736
Hospitals & Nursing Homes
 6.45%, 02/15/09                                      225M             241,472
New York State Mortgage Agency Revenue
 7.95%, 04/01/22                                      100M             105,856
New York State Thwy. Auth Service Contract
 6.25%, 04/01/14                                      200M             217,756
New York State Urban Development Corp.
 5.70%, 04/01/20                                      250M             266,518
Suffolk County NY Water Authority
 5.625%, 06/01/16 (AMBAC)                             170M             177,679
Triborough Bridge & Tunnel Authority
 6.00%, 01/01/12                                      250M             279,930
 6.875%, 01/01/15                                      65M              70,039
United Nations Development Corp
 6.00%, 07/01/12                                      250M             275,028
                                                                    ----------
                                                                     7,368,523
                                                                    ----------
Puerto Rico 10.2%
Puerto Rico Commonwealth
 5.40%, 07/01/25                                      300M             304,176
Puerto Rico Commonwealth Aqueduct & Sewer
 6.00%, 07/01/09                                      250M             280,795
Puerto Rico Indl. Tourist Edl
 Med. & Envir. Ctl. Facs
 5.00%, 10/01/22 (MBIA)                               300M             297,474
                                                                    ----------
                                                                       882,445
                                                                    ----------
Total Bonds
 (Cost $7,667,931)                                                   8,250,968
                                                                    ----------
Short-Term Investments 1.1%
New York City G/O
 3.10%, 08/15/22
 (Cost $100,000)                                      100M             100,000
                                                                    ----------
Total Investments
 (Cost $7,767,931)*                                                  8,350,968

Excess of Other Assets
  Over Liabilities 3.7%                                                321,203
                                                                    ----------
Net Assets                                                          $8,672,171
                                                                    ==========

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes. At May 31, 1998, net unrealized appreciation for federal income tax purposes aggregated $583,037 of which, $583,706 related to appreciated securities and $669 related to depreciated securities.

  The following abbreviations are used in portfolio descriptions:

  (AMBAC) - Guaranteed by American Municipal Bond Association Corp.

  (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.

  G/O - General Obligation Bond

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value                                              $ 8,350,968
Cash and cash equivalents                                             117,129
Receivable for fund share purchased                                    72,209
Receivable for  interest                                              127,612
Receivable from fund administrator                                     14,300
                                                                  -----------
  Total Assets                                                      8,682,218
                                                                  -----------
Liabilities
Accrued expenses                                                        3,240
Management fee payable                                                  3,823
Distribution fee payable                                                2,499
Fund service fee payable                                                  485
                                                                  -----------
  Total Liabilities                                                    10,047
                                                                  -----------
Net Assets Applicable to Outstanding Shares                       $ 8,672,171
                                                                  ===========
Net Asset Value and Offering Price Per Share
$8,672,171 / 721,533 shares outstanding                           $     12.02
Sales Charge -- 4.00% of Offering Price                                  0.50
                                                                  -----------
Maximum Offering Price Per Share                                  $     12.52
                                                                  ===========
Net Assets Represent
Capital stock at par value                                        $     7,215
Paid-in capital                                                     8,082,111
Accumulated undistributed net investment income                           177
Accumulated undistributed net realized loss
 on investments                                                          (369)
Unrealized appreciation of investments                                583,037
                                                                  -----------
Net Assets                                                        $ 8,672,171
                                                                  ===========
Investments at Cost                                               $ 7,767,931
                                                                  ===========

Sentinel New York Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                          $   215,765
                                                                  -----------
Expenses:
Management advisory fee                                                21,626
Transfer agent and custodian                                            4,305
Distribution expense                                                    8,140
Accounting services                                                     1,250
Auditing fees                                                             750
Legal fees                                                                175
Reports and notices to shareholders                                       350
Directors' fees and expenses                                              432
Other                                                                   4,697
                                                                  -----------
  Total Expenses                                                       41,725
  Expense Reimbursement                                               (40,300)
  Expense Offset                                                       (1,425)
                                                                  -----------
  Net Expenses                                                             --
                                                                  -----------
Net Investment Income                                                 215,765
                                                                  -----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                                (372)
Net change in unrealized appreciation                                 109,917
                                                                  -----------
Net Realized and Unrealized Gain (Loss)
 on Investments                                                       109,545
                                                                  -----------
Net Increase in Net Assets from Operations                        $   325,310
                                                                  ===========

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                               Six Months                Year
                                                                    Ended               Ended
                                                                  5/31/98            11/30/97
                                                               (Unaudited)
                                                              -----------         -----------
Increase in Net Assets from Operations
Net investment income                                         $   215,765         $   341,190
Net realized gain (loss) on sales of investments                     (372)             19,066
Net change in unrealized appreciation                             109,917             150,280
                                                              -----------         -----------
Net increase in net assets from operations                        325,310             510,536
                                                              -----------         -----------
Distributions to Shareholders
From net investment income                                       (216,001)           (341,158)
From realized gain on investments                                 (19,064)            (45,214)
                                                              -----------         -----------
Total distributions to shareholders                              (235,065)           (386,372)
                                                              -----------         -----------
From Capital Share Transactions
Net proceeds from sales of shares                               1,026,817           2,421,008
Net asset value of shares in reinvestment
  of dividends and distributions                                  220,821             363,889
                                                              -----------         -----------
                                                                1,247,638           2,784,897

Less: Payments for shares reacquired                             (370,160)           (953,210)
                                                              -----------         -----------
Increase in net assets from capital share transactions            877,478           1,831,687
                                                              -----------         -----------
Total Increase in Net Assets for period                           967,723           1,955,851
Net Assets: Beginning of period                                 7,704,448           5,748,597
                                                              -----------         -----------
Net Assets: End of period                                     $ 8,672,171         $ 7,704,448
                                                              ===========         ===========
Undistributed Net Investment Income
  at End of Period                                            $       177         $       413
                                                              ===========         ===========

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Financial Highlights

Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
-------------------------------------------------------------------------------

                                                                 Six Months                             Eight Months
                                                              Ended 5/31/98   Year Ended   Year Ended          Ended
                                                                 (Unaudited)    11/30/97     11/30/96     11/30/95(A)
                                                              -------------   ----------   ----------   ------------
Net asset value at beginning of period                          $   11.88      $   11.72    $   11.72    $   11.19
                                                              -------------   ----------   ----------   ------------
Income from Investment Operations
Net investment income                                                0.32           0.60         0.53         0.36
Net realized and unrealized gain on investments                      0.17           0.25           --         0.53
                                                              -------------   ----------   ----------   ------------
Total from investment operations                                     0.49           0.85         0.53         0.89
                                                              -------------   ----------   ----------   ------------
Less Distributions
Dividends from net investment income                                 0.32           0.60         0.53         0.36
Distributions from realized gains on investments                     0.03           0.09           --           --
                                                              -------------   ----------   ----------   ------------
Total Distributions                                                  0.35           0.69         0.53         0.36
                                                              -------------   ----------   ----------   ------------
Net asset value at end of period                                $   12.02      $   11.88    $   11.72    $   11.72
                                                              =============   ==========   ==========   ============
Total Return (%) (*)                                                  4.1++          7.7          4.8          8.1++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        --           0.30         1.04         1.22+
Ratio of expenses to average net assets before
expense reductions (%) (**)                                          1.02+          1.09         1.10         1.29+
Ratio of net investment income to average net assets (%)             5.28+          5.31         4.65         4.60+
Ratio of net investment income to average net assets before
voluntary expense reimbursements (%)                                 4.29+          4.57         4.65         4.60+
Portfolio turnover rate (%)                                             3             21           48           32
Net assets at end of period (000 omitted)                       $   8,672      $   7,704    $   5,749    $   5,332

(A) Commenced operations March 27, 1995.
 +  Annualized
++  Not annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earning credits as described in Note (2) and
    (1) H

See Notes to Financial Statements

                         Notes to Financial Statements

(1) Signifcant Accounting Policies:

Sentinel Group Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of twelve separate series - Sentinel Small Company Fund (formerly Sentinel Emerging Growth Fund), Sentinel Growth Fund, Sentinel World Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund (commenced operations on June 23, 1997), Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund (formerly Sentinel Short-Intermediate Government Fund) and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. In regard to Sentinel Tax-Free Income Fund, all Class B shares were converted to Class A shares as of October 31, 1997. On December 11, 1997 the board of directors approved Class B shares on the Sentinel Growth Fund to commence January 12, 1998. The board also approved the issuance of a third class of shares, Class C. These shares were available for Sentinel Common Stock, Sentinel Balanced, Sentinel World and Sentinel High Yield Bond Fund on May 4, 1998. The following is a summary of significant accounting policies followed by the Company.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. The Sentinel Tax-Free Income Fund, the Sentinel New York Tax-Free Income Fund and the Sentinel Short Maturity Government Fund amortize premium. Sentinel New York Tax-Free Income Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and foreign currency transactions. Reclassifcations were made to reflect these differences as of May 31, 1998 as follows:

                                                                     Increase (decrease) in
                                    Increase (decrease)            accumulated undistributed
                                     in accumulated                 net realized gain (loss)
                                    undistributed net             on investments and foreign
                 Fund               investment income                currency transactions
----------------------------------- -------------------           ---------------------------
World .............................    ($150,495)                         $ 150,495
Balanced ..........................      (20,184)                            20,184
Bond ..............................      (18,664)                            18,664
Government Sec ....................      (29,778)                            29,778
Short Maturity Gov't ..............      (65,764)                            65,764

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Funds maintain segregated accounts, the dollar value of which is equal to its obligations, in respect of dollar rolls.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel World Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1)market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2)purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Sentinel World Fund does not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

H. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Funds pay SAC a monthly fee determined as follows: (1) With respect to Sentinel Small Company, Sentinel Growth, Sentinel World and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (2) With respect to Sentinel Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund. (3) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million.(4) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (5) With respect to Sentinel U.S. Treasury Money Market Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

With respect to Sentinel World Fund, SAC has entered into a sub-advisory agreement with INVESCO Capital Management, Inc. ("INVESCO"). Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel World Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel World Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

With respect to Sentinel High Yield Bond Fund, SAC has entered into a sub-advisory agreement with Keystone Investment Management Company ("Keystone"). Pursuant to such agreement, Keystone provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fund's investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Keystone equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Keystone will always be at least 0.35% per annum of the average daily net assets.

All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". The Sentinel New York Tax-Free Income Fund became subject to the A Plan upon its inception on March 27, 1995 and Sentinel High Yield Bond Fund became subject to it on its inception on June 23, 1997. On March 24, 1995 the Sentinel Short Maturity Government Fund adopted a supplemental distribution plan pursuant to Rule 12b-1 applicable only to it. On March 29, 1996 each of the Funds with Class B shares (except Sentinel U.S. Treasury Money Market Fund) adopted a Class B distribution plan referred to as the "B Plans". The Sentinel High Yield Bond Fund became subject to the B Plan on June 23, 1997. On May 4, 1998 each of the Funds with Class C shares adopted a Class C distribution plan referred to as the "C Plans". None of the fees paid by the other Funds pursuant to the Plans will be used to reimburse Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, the principal underwriter ("Distributor") of the Company's shares, for expenses incurred in connection with the distribution of the Sentinel U.S. Treasury Money Market Fund shares.

Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Small Company, Sentinel Growth, Sentinel World, Sentinel Common Stock and Sentinel Balanced Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund, including salaries and expenses of the Distributor's wholesale sales force, home office management and marketing personnel, expenses incurred by the Distributor for the occupancy of its office space in Montpelier, Vermont, expenses incurred by the Distributor with respect to equipment and supplies, expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of such shares to the public, expenses incurred in advertising, promotion and selling shares of such Fund to the public, expenses incurred for the preparation, printing and distribution of the Prospectus and

Statement of Additional Information, any supplement thereto used in connection with the offering of such Fund's shares to the public, or any reports and other communications for the distribution to existing shareholders, and service fees (deferred commissions) paid to securities dealers who have executed a selling agreement with the Distributor.

Under the Plan applicable to the Class B shares, the Class B shares of each of the Common Stock, Balanced, Growth, Small Company, World, High Yield and Bond Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of fnancing such payments, and for the other types of distribution, sales and marketing expenditures detailed in the preceding paragraph for the Plans applicable to the Class A shares. The High Yield Fund Class B shares are not assessed a distribution fee in respect of the seed money shares owned by National Life, which will result in an overall Rule 12b-1 fee to the Class B shares of the High Yield Fund of less than 1.00% for so long as National Life maintains its investment.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Common Stock, Balanced, World and High Yield Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $2,685,190 for the six months ended May 31, 1998. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $84,279 after allowances of $1,260,091 to Equity Services, Inc., an affiliate of National Life, $215,699 to 1717 Capital Management Company, an affiliate of Provident Mutual, $360,361 to Hornor, Townsend & Kent, Inc. and $107,474 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $657,286 to other investment dealers. During this same period, SFSC received $2,754 in contingent deferred sales charges from certain redemptions of Class A shares and $141,967 in contingent deferred sales charges from redemptions of Class B shares. There were no contingent deferred sales charges from redemptions of Class C shares.

During the period the Company transacted purchases and sales of portfolio securities through, among others, JMS for which it received $16,944 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions noted above.

Each director who is not an employee of the adviser or an affiliated company is paid an annual fee of $16,000 plus $1,500 for each meeting of the Board of Directors attended. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 1998 were $1,719,073.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B shares (excluding the Sentinel World Fund) would also be reduced proportionately. The Funds and Sentinel Pennsylvania Tax-Free Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended

May 31, 1998 did not exceed 1.30% of its average daily net assets.

For the period December 1, 1997 through March 29, 1998 SASC has agreed to reimburse the Sentinel Short Maturity Government Fund Class A for all operating expenses in excess of an annual rate of 1.00% of the Fund's average daily expenses. With respect to Class A shares of Sentinel New York Tax-Free Income Fund, SASC has agreed to reimburse the Fund for all its operating expenses effective March 31, 1997.

Effective March 30, 1998 Sentinel Advisors has voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios, after expense offset, (i.e. net of certain credits against Fund expenses) to the amounts shown below:

     Bond Fund Class A shares 0.68%

     Government Securities Fund Class A shares 0.87%

     Short Maturity Government Fund Class A shares 0.75%

     Tax-Free Income Fund Class A shares 0.72%

In case of the Bond Fund, the reimbursement of advisory fees will also benefit the Class B shares of the Bond Fund, which will experience the same reduced effective advisory fee rate as the Class A shares.

For the six months ended May 31, 1998 the total amount reimbursable to Sentinel Bond Fund Class A was $33,765, Sentinel Bond Fund Class B $5,728, Sentinel Government Securities Fund Class A $18,842, Sentinel Short Maturity Government Fund Class A $58,323, Sentinel Tax-Free Income Fund Class A $69,535 and Sentinel New York Tax-Free Income Fund $40,300.

Although SASC has no present intention to do so, these arrangements may be changed or terminated at any time after November 30, 1998.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 1998 were as follows:

                      Purchases of                  Sales of
                      other than     Purchases of   other than
                         U.S.           U.S.           U.S.       Sales of U.S.
                      government     government     government     government
                      direct and     direct and     direct and     direct and
                        agency         agency         agency         agency
Fund                  obligations    obligations    obligations    obligations
--------------        ------------   ------------   ------------  -------------
Small Company ......  $ 25,593,375             --   $ 29,488,098             --
Growth .............    50,761,528             --     45,674,521             --
World ..............    15,412,064             --      5,752,008             --
Common Stock .......   273,898,586             --    315,018,142             --
Balanced ...........    81,788,412   $ 50,921,839     75,736,785   $ 60,919,843
High Yield Bond ....    70,999,830             --     46,741,853             --
Bond ...............    47,137,885     25,523,908     34,243,279     35,566,250
Tax-Free ...........     9,758,610             --      9,137,179             --
N.Y. Tax-Free ......     1,004,255             --        239,578             --
Government .........            --    117,406,742             --    121,316,976
Short Maturity Gov't            --     56,915,938             --     42,595,381

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 1997 as follows:

$2,140,898, $1,165,629 and $1,051,666 (expiring in 2001, 2002 and 2004, respectively) for a total of $4,358,193 for the Sentinel Bond Fund, $2,953,839 and $2,953,064 (expiring in 2002 and 2004, respectively) for a total of $5,906,903 for the Sentinel Government Securities Fund and $328,517, $619,379, $142,166, $83,225 and $166,838 (expiring in 2000, 2001, 2002, 2004 and 2005, respectively) for a total of $1,340,125 for the Sentinel Short Maturity Government Fund. During the year ended November 30, 1997, the Sentinel Bond Fund and the Sentinel Government Securities Fund utilized $129,989 and $632,658 of capital loss carryforwards, respectively. It is unlikely that a capital gains distribution will be paid to shareholders of these Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

(4) Fund Shares:

At May 31, 1998, 2 billion shares of one cent par value were authorized. There are 1.36 billion shares allocated to the various Funds as Class A shares and 260 million shares allocated to the various Funds as Class B shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                          Shares issued     Net
                                         Shares issued in                 (reacquired)      increase
                                         reinvestment of                  upon conversion   (decrease)
                                         dividends and      Shares        from/(into)       in shares
Fund                       Shares sold   distributions      reacquired    Class B/A         outstanding
----                       -----------   -------------      ----------    ---------         -----------
Six Months Ended 5/31/98
Small Company - A ......         940,883      2,341,987      1,578,365            --       1,704,505
Small Company - B ......         518,157        178,297         60,858            --         635,596
Growth - A .............         698,230      1,695,268        341,102            --       2,052,396
Growth - B* ............         150,311             --          2,172            --         148,139
World - A ..............         717,816        229,155        426,049            --         520,922
World - B ..............         242,812         23,804         22,285            --         244,331
World - C** ............           5,800             --             --            --           5,800
Common Stock - A .......       1,271,626      3,568,366      1,940,504            --       2,899,488
Common Stock - B .......         687,023        218,093        102,973            --         802,143
Common Stock - C** .....          15,484             --             23            --          15,461
Balanced - A ...........         923,629      1,093,536      1,353,023            --         664,142
Balanced - B ...........         435,075         92,320         68,068            --         459,327
Balanced - C** .........           3,393             --             --            --           3,393
High Yield Bond - A ....       1,490,650         61,625        105,192            --       1,447,083
High Yield Bond - B ....       1,397,626         50,787        169,155            --       1,279,258
High Yield Bond - C** ..          12,243             68             --            --          12,311
Bond - A ...............       1,150,473        290,536      1,554,005            --        (112,996)
Bond - B ...............         520,335         24,022        166,348            --         378,009
Tax-Free ...............         527,464        179,656        587,388            --         119,732
N.Y. Tax-Free ..........          85,532         18,405         30,831            --          73,106
Government .............         409,689        172,129        975,229            --        (393,411)
Short Maturity Gov't ...       3,142,222        120,831      1,729,272            --       1,533,781
U.S. Treasury - A ......      87,174,641      1,628,179     86,789,662            --       2,013,158
U.S. Treasury - B ......       3,560,725         76,010      3,175,690            --         461,045

Year Ended 11/30/97
Small Company - A ......       2,422,659        155,607      3,455,802            --        (877,536)
Small Company - B ......         919,683          3,285         63,324            --         859,644
Growth .................         626,402        710,563        603,146            --         733,819
World - A ..............       1,472,913         99,489        924,429            --         647,973
World - B ..............         409,903          3,852         24,658            --         389,097
Common Stock - A .......       2,705,403      2,975,446      3,615,554            --       2,065,295
Common Stock - B .......       1,086,877         74,040         77,413            --       1,083,504
Balanced - A ...........       1,826,520        782,123      3,117,018            --        (508,375)
Balanced - B ...........         754,261         33,293         68,172            --         719,382
High Yield Bond - A*** .       1,074,262         13,753         23,133            --       1,064,882
High Yield Bond - B*** .       3,282,060         12,285         43,795            --       3,250,550
Bond - A ...............       1,877,830        628,012      4,218,555            --      (1,712,713)
Bond - B ...............         640,073         36,953        145,602            --         531,424
Tax-Free - A (a) .......         539,782        272,246      1,839,547        85,799        (941,720)
Tax-Free - B (a) .......          38,576          2,296         11,628       (85,799)        (56,555)
N.Y. Tax-Free ..........         207,637         31,400         81,284            --         157,753
Government .............         670,673        373,702      2,764,716            --      (1,720,341)
Short Maturity Gov't ...       3,520,498        203,920      2,855,286            --         869,132
U.S. Treasury - A ......     198,798,449      3,338,706    197,029,796            --       5,107,359
U.S. Treasury - B ......       7,962,012        150,530      7,839,276            --         273,266

* For the period January 12, 1998 to May 31, 1998.
** For the period May 4, 1998 to May 31, 1998.
*** For the period June 23, 1997 to November 30, 1997.
(a) On October 31, 1997 all outstanding Class B shares were converted to Class A shares.

(5) Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 1998 the projected obligation for such benefits had been accrued.

Sentinel Pennsylvania Tax-Free Trust
Investment in Securities
at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------
                                               Principal Amount       Value
                                                 (M=$1,000)          (Note 1)
-------------------------------------------------------------------------------
Bonds 97.6%
Pennsylvania 81.2%
Allegheny County G/O
 5.15%, 09/01/11 (FGIC)                            1500M            $1,538,685
Allegheny County Hospital
 6.00%, 10/01/03  (FGIC)                           1000M             1,078,130
Allegheny County
 Institution G/O
 7.30%, 04/01/09  (MBIA)                           1000M             1,054,810
Armstrong County Hospital
 Auth.
 6.25%, 06/01/13  (AMBAC)                          1200M             1,291,044
Beaver County Industrial
 Dev. Auth.
 7.75%, 09/01/24                                    500M               527,980
Berks County G/O
 7.25%, 11/15/20  (FGIC)                           1000M             1,093,250
Chester County Health
 & Education
 5.40%, 07/01/06 (MBIA)                            1375M             1,454,159
 5.375%, 05/15/27                                  1500M             1,503,225
Erie PA Higher Education
 Building Auth.
 5.75%, 03/15/20 (MBIA)                            1500M             1,532,850
Grove City PA Hospital Auth.
 5.25%, 07/01/12                                   1500M             1,494,015
Hazelton PA Area
 School District
 0.00%, 03/01/25 (FGIC)                            1255M               312,219
Jim Thorpe PA Area
 School District
 5.30%, 03/15/16  (MBIA)                           1500M             1,581,540
Lehigh County Industrial
 Dev. Auth.
 6.15%, 08/01/29 (MBIA)                            1000M             1,091,970
Montgomery County Higher
 Educ. & Health
 8.30%, 06/01/10                                    500M               549,755
Pennsylvania Higher Educ. Facs.
 5.625%, 12/01/27  (MBIA)                          1000M             1,044,620
 5.60%, 11/15/09 (MBIA)                            1500M             1,625,355
Pennsylvania Housing
 Finance Agency                                    1000M             1,030,050
 5.80%, 10/01/29
Pennsylvania State G/O
 6.25%, 07/01/11                                   1500M             1,723,575
Pennsylvania State
 Turnpike Commn.
 7.20%, 12/01/17  (FGIC)                           1000M             1,119,060
Pennsylvania Trafford
 School Dist.
 5.90%, 05/01/11  (MBIA)                           1000M             1,085,400
Philadelphia Authority for
 Industrial Dev.
 5.50%, 11/15/16                                   1590M             1,649,736
Philadelphia Regional Port. Auth.
 7.15%, 08/01/20  (MBIA)                            250M               266,235
 7.125%, 08/01/10  (MBIA)                           250M               266,108
Philadelphia Water & Waste
 6.25%, 08/01/11  (MBIA)                           1000M             1,155,030
 6.25%, 08/01/12  (MBIA)                            500M               576,075
Pittsburgh PA Water &
 Sewer System Rev.
 6.50%, 09/01/13  (FGIC)                           1000M             1,181,010
Punxsutawney PA Area
 School Dist
 5.00%, 04/15/19 (FGIC)                            1000M               985,920
Scranton Lackawanna
 Health & Welfare
 7.875%, 07/01/10  (MBIA)                           500M               511,575
 6.20%, 07/01/17                                   1000M             1,066,850
Westmoreland County
 Municipal Auth.
 0.00%, 08/15/18  (FGIC)                            500M               181,500
York County Solid Waste
 5.50%, 12/01/14  (FGIC)                           1000M             1,066,170
                                                                  ------------
                                                                    32,637,901
                                                                  ------------
Puerto Rico 16.4%
Puerto Rico Commonwealth
 Hwy & Transport
 5.50%, 07/01/36                                    1000M            1,044,410
                                                                  ------------
Total Investments
 (Cost $31,700,443)(*)                                              33,682,311

Excess of Other Assets
 Over Liabilities 2.4%                                                 792,385
                                                                  ------------
Net Assets                                                         $34,474,696
                                                                   ===========
-------------------------------------------------------------------------------
 * Also cost for federal income tax purposes. At May 31, 1998, net unrealized appreciation for federal income tax purposes aggregated $1,981,868 of which $1,999,751 related to appreciated securities and $17,883 related to depreciated securities.

The following abbreviations are used in
portfolio descriptions:
(AMBAC) - Guaranteed by American
Municipal Bond Association Corp.
(FGIC) - Guaranteed by Financial Guaranty
Insurance Co.
(MBIA) - Guaranteed by Municipal Bond Investors
Assurance Corp.
G/O - General Obligation Bond

See Notes To Financial Statements
66

Sentinel Pennsylvania Tax-Free Trust
Statement of Assets and Liabilities
at May 31, 1998 (Unaudited)
-------------------------------------------------------------------------------
Assets
Investments at value                                               $33,682,311
Cash and cash equivalents                                              276,287
Receivable for fund shares sold                                         24,131
Receivable for interest                                                503,812
Receivable from fund administrator                                      36,131
                                                                   -----------
  Total Assets                                                      34,522,672
                                                                   -----------
Liabilities
Accrued expenses                                                        11,710
Management fee payable                                                  15,988
Distribution fee payable                                                10,195
Fund service fee payable                                                10,083
                                                                   -----------
  Total Liabilities                                                     47,976
                                                                   -----------
Net Assets Applicable to Outstanding Shares                        $34,474,696
                                                                   ===========
Net Asset Value and Offering Price Per Share
$34,474,696 / 2,581,038 shares outstanding                         $     13.36
Sales Charge-- 4.00% of Offering Price                                    0.56
                                                                   -----------
Maximum Offering Price Per Share                                   $     13.92
                                                                   ===========

Net Assets Represent
No par value shares of benefcial interest;
authorized - unlimited shares
Paid-in-capital                                                    $31,897,203
Accumulated undistributed net investment income                          1,633
Accumulated undistributed net realized gain
 on investments                                                        593,992
Unrealized appreciation of investments                               1,981,868
                                                                   -----------
Net Assets                                                         $34,474,696
                                                                   ===========
Investments at Cost                                                $31,700,443
                                                                   ===========

Sentinel Pennsylvania Tax-Free Trust
Statement of Operations
For the Six Months Ended May 31, 1998 (Unaudited)

Investment Income
Income:
Interest                                                             $ 947,389
                                                                     ---------
Expenses:
Management advisory fee                                                 95,288
Transfer agent and custodian                                            27,718
Distribution expense                                                    34,640
Accounting services                                                     42,000
Auditing fees                                                            3,750
Legal fees                                                               1,750
Reports and notices to shareholders                                      1,750
Directors' fees and expenses                                            16,830
Other                                                                    5,592
                                                                    ----------
  Total Expenses                                                       229,318
  Expense Reimbursement                                                (79,519)
  Expense Offset                                                        (5,718)
                                                                    ----------
  Net Expenses                                                         144,081
                                                                    ----------
Net Investment Income                                                  803,308
                                                                    ----------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                              593,962
Net change in unrealized appreciation (depreciation)                  (236,769)
                                                                    ----------
Net Realized and Unrealized Gain on Investments                        357,193
                                                                    ----------
Net Increase in Net Assets from Operations                          $1,160,501
                                                                    ==========


See Notes to Financial Statements

Sentinel Pennsylvania Tax-Free Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months             Year
                                                                  Ended            Ended
                                                                5/31/98         11/30/97
                                                             (Unaudited)
                                                           -------------     ------------
Increase in Net Assets from Operations
Net investment income                                      $    803,308     $  1,668,097
Net realized gain on sales of investments                       593,962          324,179
Net change in unrealized appreciation (depreciation)           (236,769)          40,300
                                                           -------------     ------------
Net increase in net assets from operations                    1,160,501        2,032,576
                                                           -------------     ------------
Distributions to Shareholders
From net investment income                                     (802,019)      (1,667,753)
From realized gain on sale of investments                      (324,168)        (218,975)
                                                           -------------     ------------
Total distributions to shareholders                          (1,126,187)      (1,886,728)
                                                           -------------     ------------
From Capital Share Transactions
Net proceeds from sales of shares                             1,107,966        3,118,082
Net asset value of shares in reinvestment
  of dividends and distributions                                791,288        1,283,959
                                                           -------------     ------------
                                                              1,899,254        4,402,041
Less: Payments for shares reacquired                         (2,302,522)      (5,249,491)
                                                           -------------     ------------
Decrease in net assets from capital share transactions         (403,268)        (847,450)
                                                           -------------     ------------
Total Decrease in Net Assets for period                        (368,954)        (701,602)
Net Assets: Beginning of period                              34,843,650       35,545,252
                                                           -------------     ------------
Net Assets: End of period                                  $ 34,474,696     $ 34,843,650
                                                           =============    =============
Undistributed Net Investment Income
  at End of Period                                         $      1,633     $        344
                                                           =============    =============

See Notes to Financial Statements.
68

Sentinel Pennsylvania Tax-Free Trust
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-------------------------------------------------------------------------------------------------
                                                            Six Months
                                                         Ended 5/31/98    Year Ended    Year Ended
                                                            (Unaudited)     11/30/97     11/30/96
                                                           -----------    ----------   ----------
Net asset value at beginning of period                     $    13.34     $  13.29     $   13.40
                                                           -----------    ----------   ----------
Income from Investment Operations
Net investment income                                            0.31         0.64          0.66
Net realized and unrealized gain (loss) on investments           0.14         0.13         (0.03)
                                                           -----------    ----------   ----------
Total from investment operations                                 0.45         0.77          0.63
                                                           -----------    ----------   ----------
Less Distributions
Dividends from net investment income                             0.31         0.64          0.66
Distributions from realized gains on investments                 0.12         0.08          0.08
                                                           -----------    ----------   ----------
Total Distributions                                              0.43         0.72          0.74
                                                           -----------    ----------   ----------
Net asset value at end of period                           $    13.36     $  13.34     $   13.29
                                                           ===========    ==========   ==========
Total Return (%) (*)                                              3.4++        6.1           5.0

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                  0.83+        0.85          0.75
Ratio of expenses to average net assets before
  expense reductions (%) (**)                                    1.32+        1.34          1.37
Ratio of net investment income to average net assets (%)         4.62+        4.86          5.07
Ratio of net investment income to average net assets before
  voluntary expense reimbursements (%)                           4.16+        4.41          4.48
Portfolio turnover rate (%)                                        28           28            56
Net assets at end of period (000 omitted)                  $   34,475     $ 34,844     $  35,545



                                                                                                 Eleven
                                                        Year ended      Year ended         Months Ended
                                                          11/30/95        11/30/94           11/30/93(A)
                                                        ----------      ----------        -------------
Net asset value at beginning of period                    $  12.29        $  13.57            $   13.15
                                                        ----------      ----------        -------------
Income from Investment Operations
Net investment income                                         0.66            0.64                0.69
Net realized and unrealized gain (loss) on investments        1.11           (1.28)               0.42
                                                        ----------      ----------        -------------
Total from investment operations                              1.77           (0.64)               1.11
                                                        ----------      ----------        -------------
Less Distributions
Dividends from net investment income                          0.66            0.64                0.69
Distributions from realized gains on investments                --              --                  --
                                                        ----------      ----------        -------------
Total Distributions                                           0.66            0.64                0.69
                                                        ----------      ----------        -------------
Net asset value at end of period                          $  13.40        $  12.29            $  13.57
                                                        ==========      ==========         ============
Total Return (%) (*)                                          14.8            (4.9)+               8.1++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               0.97            1.30                1.24*
Ratio of expenses to average net assets before
  expense reductions (%) (**)                                 1.36            1.30                1.24*
Ratio of net investment income to average net assets (%)      5.14            4.84                5.07+
Ratio of net investment income to average net assets
  before voluntary expense reimbursements (%)                 4.78            4.84                5.07*
Portfolio turnover rate (%)                                     80              56                  23
Net assets at end of period (000 omitted)                 $ 34,975        $ 31,172            $ 34,448

(A) As of March 1, 1993 Sentinel Advisors Co. became the investment advisor to the Trust.
  + Annualized
 ++ Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include, effective 1995, the earnings credits as described in Notes (5) and
    (1) D.

See Notes To Financial Statements.

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Pennsylvania Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversifed, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation: Investments in securities are valued on the basis of valuations provided by an independent pricing organization. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term tax-free notes are stated at cost, which approximates market value.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis and premiums are amortized. Cost of investments sold is determined on the basis of identified cost for both financial reporting and income tax purposes. The Trust invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of Pennsylvania.

C. Federal Income Taxes: It is the Trust's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Trust intends to distribute all of its taxable income to its shareholders; therefore, no federal excise tax or income tax provision is required.

D. Other: Earnings credits are received from the custodian and dividend paying agent on cash balances and are refected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Distributions:

Realized gains from securities transactions, if any, will be distributed to shareholders prior to the end of each calendar year. At November 30, 1997 the Trust did not have any capital loss carryforwards for federal income tax purposes.

Dividends from net investment income are declared and paid monthly and recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations.

(3) Trust Shares:

Transactions in Trust shares were as follows:

                                                     Six Months        Year
                                                        Ended          Ended
                                                       5/31/98       11/30/97
                                                      --------       ---------
Shares sold ..................................          82,720         236,999
Shares issued to stockholders in reinvestment
of dividends and distributions ...............          59,141          97,949
                                                      --------       ---------
                                                       141,861         334,948
Shares redeemed ..............................        (171,921)       (398,691)
                                                      --------       ---------
Net decrease .................................         (30,060)        (63,743)
                                                      ========       =========
(4) Investment Transactions:

Purchases and sales of securities other than short-term securities aggregated $9,509,834 and $10,205,770, respectively, during the six months ended May 31, 1998.

(5) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Trust's investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Trust pays SAC a monthly fee determined as follows: 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million.

Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, is the principal underwriter ("Distributor") of the Trust's shares. SFSC receives a sales charge added to the net asset value received by the Trust on the sale of its shares. This compensation is not an expense of the Trust and does not affect its operating results. SFSC has advised the Trust that it received sales charges aggregating $38,429 for the six months ended May 31, 1998. The Trust is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $75 after allowances of $1,002 to Equity Services, Inc., an affiliate of National Life, $2,501 to 1717 Capital Management Company, an affiliate of Provident Mutual, $6,985 to Hornor, Townsend & Kent, Inc. and $3,145 to Janney Montgomery Scott, Inc., affiliates of Penn Mutual, and $24,721 to other investment dealers.

Each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each meeting of the Board of Trustees attended. Such trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Trust receives trust accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Trust has contracted for with outside providers. Total fees for the six months ended May 31, 1998 were $60,500.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Trust and the Class A shares of Sentinel Group Funds, Inc. (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. Sentinel Group Funds, Inc. is a series fund with twelve portfolios and together with the Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 1998 did not exceed 1.30% of its average daily net assets.

Effective March 27, 1995 thru May 14, 1995, SASC agreed to reimburse the Trust for expenses in excess of an annual rate of 1.00% of the Trust's average daily net assets. Effective May 15, 1995 thru March 30, 1997, SASC agreed to reimburse the Trust for expenses in excess of an annual rate of 0.75% of the Trust's average daily net assets. Effective March 31, 1997, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.90% of the Trust's average daily net assets. Effective March 30, 1998, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.70% of the Trust's average daily net assets. For the six months ended May 31, 1998 the total amount reimbursable was $79,519. This arrangement may be terminated at any time after November 30, 1998.

(6) Distribution Expenses:

On March 1, 1993, the Trust adopted a new distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Trust pays to the Distributor a monthly fee at the maximum annual rate of 0.20% of average daily net assets. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of the Trust, including salaries and expenses of the Distributor's wholesale sales force, home office management and marketing personnel, expenses incurred by the Distributor for the occupancy of its office space in Montpelier, Vermont, expenses incurred by the Distributor with respect to equipment and supplies, expenses incurred for the preparation, printing and distribution of sales literature used in connection with the offering of such shares to the public, expenses incurred in advertising, promotion and selling shares of such Trust to the public, expenses incurred for the preparation, printing and distribution of the Prospectus and Statement of Additional Information, any supplement thereto used in connection with the offering of such Trust's shares to the public, or any reports and other communications for the distribution to existing shareholders, and service fees (deferred commissions) paid to securities dealers who have executed a selling agreement with the Distributor. The Distributor is not reimbursed for any unreimbursed prior years expenses.

Privileges, Plans and Services for Shareholders

Open Account - Unless another distribution option is elected, an Open Account is automatically established for each new investor. In an Open Account, all income dividends and any capital gains distributions are reinvested in additional shares at net asset value and without charge.

Other Distribution Options - Upon written notice to Sentinel Administrative Service Company, you may elect one of the following options:

1.Receive dividends in cash and reinvest any capital gains distributions in additional shares of any of the Sentinel Funds, of the same class, at net asset value.

2.Receive both dividends and capital gains in cash.

3.Reinvest both dividends and capital gains in another Sentinel Fund, of the same class, at net asset value (excluding dividends earned on assets initially invested in Sentinel U.S. Treasury Money Market Fund).

Automatic Investment Plan - This service, provided without charge, enables you to make regular investments of $50 or more by means of an automatic checking account debiting service via the ACH (Automated Clearing House) network. Information and the application necessary to establish this plan are included in the prospectus. A separate folder and application are also available from Sentinel Administrative Service Company, or from your investment dealer.

Systematic Withdrawal Plan - This plan enables you to receive a check once per month, during any months of the year you specify, for a dollar amount that you specify. Note that this plan is available only to those who own, or are purchasing, at least $5,000 worth of shares of one or more of the Sentinel Funds, except Sentinel U.S. Treasury Money Market Fund, as determined by the current offering price. Payments may be made to you, your bank, or other payee as requested on the application. Under the Systematic Withdrawal Plan, all dividends and distributions are automatically reinvested at net asset value and payments are made from the proceeds of redeemed shares.

High Yield Bond, Bond, Tax-Free Income, New York Tax-Free Income, Government Securities, Short Maturity Government, U.S. Treasury Money Market and Pennsylvania Tax-Free Fund Check Writing Service - This special feature of the Class A shares of Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund, Sentinel U.S. Treasury Money Market Fund and Sentinel Pennsylvania Tax-Free Trust enables you to draw checks (minimum amount $500 except for the U.S. Treasury Money Market Fund which is $250) on your account through Investors Fiduciary Trust Co. There is currently no fee for this service. Please note that this service is not available to IRA, Keogh, 403(b) or other fiduciary accounts. Information and applications are available by contacting Sentinel Funds Investor Services at
(800) 282-FUND (3863).

Exchange Privilege - The Exchange Privilege is designed to add flexibility to your investment program by enabling you to exchange all or part of your shares in one Sentinel Fund for shares of the same class of another Fund in the family without payment of any additional sales charge. The exception to no additional sales charge is when shares are exchanged from the U.S. Treasury Money Market Fund to Class A shares of another Sentinel Fund, a sales charge will be imposed unless the assets in the U.S. Treasury Money Market Fund were in another Sentinel Fund and were previously subject to a sales charge. Shares being exchanged into another Fund must have a value of at least $1,000 (the minimum investment required to open a new account) unless you already have an account in that Fund. Shares being exchanged must have been in the account a minimum of 15 calendar days (90 days in the case of funds initially invested in the Sentinel Short Maturity Government Fund or exchanged into such Fund from funds initially invested in the Sentinel U.S. Treasury Money Market Fund). Account registrations must be identical. Exchanges may be made by calling toll-free, (800) 282-FUND
(3863), or by writing Sentinel Funds, P. O. Box 1499, Montpelier, Vermont 05601-1499. Note that an exchange is a taxable transaction for federal income tax purposes.

Reinstatement Privilege - A shareholder who redeems all or part of an account may reinvest all or part of the redemption proceeds at the then current net asset value if a written request to the Fund is received or postmarked within one year after the date of the redemption. Sentinel Short Maturity Government Fund shareholders who have held their shares for 90 days or less, however, may only use this reinstatement privilege to reinvest in the Short Maturity Government Fund. In general, this privilege may be exercised only once by a shareholder.

Telephone Redemption - Up to $1,000,000 in funds may be redeemed by telephone upon completion of the appropriate section of the Application, or subsequent submission of such, with proper signature guarantee. Under this service, proceeds may either be sent to the address of record or a pre-designated bank. A signature guarantee is required on any change in redemption instructions as well as a 30 day waiting period for changes to become effective. To redeem shares by telephone, you may call (800) 282-FUND (3863).

Tax-Deferred Retirement Plans - Shares of Sentinel Group Funds may be purchased by all types of tax-deferred retirement plans, including self-employed individuals and partnerships ("Keogh Plans"), Individual Retirement Accounts ("IRAs"), SIMPLE IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), 403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations), Section 457 Plans and other corporate pension and profit-sharing plans. Consult your tax advisor for details.

Please refer to the prospectus for complete details regarding these privileges, plans and services.

Directors/Trustees and Officers

Sentinel Group Funds, Inc. and
Sentinel Pennsylvania Tax-Free Trust

Patrick E. Welch
Chairman and Chief Executive Officer
Chairman and Chief Executive Officer,
National Life Insurance Company

Joseph M. Rob
Director/Trustee and President
Chief Executive Officer,
Sentinel Management Company

Richard J. Borda
Director/Trustee
Former Vice Chairman,
National Life Insurance Company

Dr. Kalman J. Cohen
Director/Trustee
Distinguished Bank Research
Professor Emeritus,
The Fuqua School of Business,
Duke University

Richard D. Farman
Director/Trustee
President and Chief Operating Officer,
Pacific Enterprises

John D. Feerick
Director/Trustee
Dean, Fordham University
School of Law

Richard I. Johannesen, Jr.
Director/Trustee
Former Vice President and Manager -
Bond Market Research Department,
Salomon Brothers, Inc.

Robert B. Mathias
Director/Trustee
Sports Consultant;
Former U.S. Congressman

Keniston P. Merrill
Director/Trustee
Former Chairman and
Chief Executive Officer,
Sentinel Advisors Company

Deborah G. Miller
Director/Trustee
Vice President
Digital Equipment Corporation

John Raisian
Director/Trustee
Director and Senior Fellow,
Hoover Institution,
Stanford University

Susan M. Sterne
Director/Trustee
President, Economic Analysis
Associates, Inc.

Angela E. Vallot
Director/Trustee
Counsel, Texaco, Inc.

John M. Grab, Jr.
Vice President

Thomas P. Malone
Vice President and Treasurer

Scott G. Wheeler
Assistant Treasurer

D. Russell Morgan
Secretary

Investment Adviser
Sentinel Advisors Company

Principal Underwriter
Sentinel Financial Services Company

Counsel
Brown & Wood

Independent Accountants
Price Waterhouse LLP

Custodian and Dividend Paying Agent
Investors Fiduciary Trust Company

Transfer Agent, Shareholder Servicing
Agent and Administrator
Sentinel Administrative Service
Company

[LOGO APPEARS HERE]


A Brief History

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Three more additions, Sentinel Government Securities Fund, Sentinel Tax-Free Income Fund and Sentinel High Yield Bond Fund (Class A and Class B shares) were introduced on September 2, 1986, October 1, 1990 and June 23, 1997, respectively.

In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. The "Cash Fund" was also organized as a series fund, and was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. are Sentinel Small Company Fund, Sentinel World Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds is Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group.

Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

Effective April 1, 1996, five Sentinel Funds offered two classes of shares:
Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced and Sentinel Bond funds. The new class is called "Class B shares" while the original class is called "Class A shares." Sentinel U.S. Treasury Money Market Fund also has Class B shares which are primarily available through exchanges from the other Class B shares. Effective January 12, 1998 Sentinel Growth Fund also offered Class B shares. Effective May 4, 1998 a third class of shares, Class C shares were offered on the following Funds, Sentinel Common Stock, Sentinel Balanced, Sentinel World and Sentinel High Yield Bond Funds.

The thirteen funds in the Sentinel Family of Funds, which includes the twelve funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $3.0 billion which are managed on behalf of approximately 112,600 individual, corporate and institutional shareholders located across the country and around the world. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life, Provident Mutual and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

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76

[LOGO OF SENTINEL FAMILY   Sentinel Family
 OF FUNDS APPEARS HERE]    of Funds
                           Integrity Since 1934

Sentinel Common Stock Fund
Sentinel Balanced Fund
Sentinel Growth Fund
Sentinel Small Company Fund
Sentinel World Fund
Sentinel High Yield Bond Fund
Sentinel Bond Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund
Sentinel U.S. Treasury Money Market Fund
Sentinel Tax-Free Income Fund
Sentinel New York Tax-Free Income Fund
Sentinel Pennsylvania Tax-Free Trust

Member of
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors

This report is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332